File No. 333-164070

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

Registration

Under

☒	the Securities Act of 1933
☐	Pre-Effective Amendment Number
☒	Post Effective Amendment Number 22

And/or

Registration Statement

Under

☒	the Investment Company Act of 1940
☒	Amendment No. 24

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Second Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 30, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement incorporates by reference the prospectus and the Statement of Additional Information dated May 1, 2016 included in Post-Effective Amendment No. 20 to this registration statement on Form N-4 (File No. 333-164070), filed on April 28, 2016 pursuant to paragraph(b) of Rule 485.

The Ohio National Life Insurance Company

Ohio National Variable Account A

ONcore Premier II • ONcore Lite III • ONcore Flex II

Supplement dated December 30, 2016

to the Prospectuses dated May 1, 2016

The following supplements and amends the prospectuses dated May 1, 2016, as previously supplemented:

The following supplements "Optional Asset Allocation Models" in the prospectus.

Optional Asset Allocation Models

Important Information Concerning the Asset Allocation Models after March 2017

Ohio National Investments, Inc. ("ONII"), an affiliate of ours, has served as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. If you chose an Asset Allocation Model, ONII entered into an investment advisory agreement with you for this limited purpose. ONII's role as investment adviser for development of and periodic updates to the Asset Allocation Models will terminate on March 30, 2017.

The Asset Allocation Models are designed to provide diversification among various investment classes and fund managers. Each Model offers a blend of equity and fixed investments, designed to fit different investment needs, by investing in a combination of the contract’s available Funds. ONII sets the makeup of each Model, allocating percentages to the underlying Funds. At the end of each quarter, variable account values allocated within each Model are rebalanced to maintain the mix of underlying Funds in the proportions established for each Model. Periodically, typically annually, ONII assesses the makeup of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines changes to the Models are appropriate, it may change the underlying Funds in the Models or may change the percentage of the Models allocated to the underlying Funds. Please see Appendix C -- Asset Allocation Models of your prospectus or contact us at 888.925.6446 or your registered representative for more detailed information on the Models, including the current makeup of the Models.

Managed Volatility Model

On and after March 3, 2017, the Managed Volatility Model will become “static” (meaning it will no longer undergo periodic updates). That means the Model will remain invested in the same underlying Funds and in the same percentages among the Funds over time, which may fail to optimize returns since underperforming Funds will not be replaced within the Model and the underlying percentages will not be updated. The investment advisory agreement you have previously entered into with ONII will terminate, and ONII will no longer make updates to the Managed Volatility Model. You will receive notice of the termination of the investment advisory agreement and additional notice that the Managed Volatility Model is becoming static. The Model will remain invested in accordance with the most recent model allocation. Your variable account values allocated to the Managed Volatility Model will continue to rebalance quarterly. You will not be required to take any action if you wish to continue participating in the static model. However, if you have a rider that requires you to comply with investment restrictions and you make an additional purchase payment or wish to transfer out of the static model, you must comply with the investment restrictions for your rider in effect at the time of the payment or transfer. Please see "Investment Restrictions for Certain Optional Riders" below.

Other Asset Allocation Models

In March 2017, ONII will be updating the remaining Asset Allocation Models so that each Model will consist of a single fund-of-funds model portfolio that has a substantially similar investment objective. Each Model Portfolio, itself a Fund, will invest in multiple other funds of various asset classes to maintain the optimal level of investment return balanced against the risk tolerance for the Model. ONII will determine the initial composition of each Model Portfolio. Thereafter, an Asset Allocation Committee of ONII will manage the Model Portfolios, evaluating assets on a frequent basis and making changes to the investments of the Model Portfolios as deemed necessary. The Model Portfolios differ from the existing Models in that each Model Portfolio is a single Fund that actively invests in other funds, as opposed to an allocation of set percentages of Funds available in your contract. Additionally, the Model Portfolios will be evaluated on a more frequent basis. If you have values allocated to an existing Model, you will receive a prospectus for the corresponding Model Portfolio which will contain detailed information about the Model Portfolio once the conversion occurs. The following shows the updates to be made to the Models, including the anticipated timing:

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Existing Model	New Fund-of-Funds Model Portfolio	Conversion Date

Model 1 – Conservative	ON Conservative Model Portfolio	March 3, 2017
Model 2 – Moderately Conservative	ON Moderately Conservative Model Portfolio	March 3, 2017
Model 3 – Balanced	ON Balanced Model Portfolio	March 10, 2017

Model 4 – Moderate Growth	ON Moderate Growth Model Portfolio	March 17, 2017

Model 5 – Growth	ON Growth Model Portfolio	March 3, 2017

You will not be required to take any action if you wish to participate in the update to the Models.

After the updates are complete, the investment advisory agreement you have previously entered into with ONII will terminate, and ONII will no longer make updates to the Asset Allocation Models. You will receive notice of the termination of the investment advisory agreement and additional notice concerning the updates to the Models. If you choose to opt out of the update to your Model, your Model will become static. The Model will remain invested in accordance with the most recent model allocation. Your variable account values allocated to the Model will continue to rebalance quarterly.

If you have the GPP rider, you may remain invested in a static model and keep your rider. If you wish to transfer out of the static model, you must transfer into one of the Models available for the rider at the time of the payment or transfer. If you have any GLWB or GPP (2012), you may remain invested in a static model and keep your rider, unless you make an additional purchase payment. If you wish to make an additional purchase payment or you wish to transfer out of the static model, you must comply with the investment restrictions for your rider in effect at the time of the payment or transfer.

The following supplements "Investment Restrictions for Certain Optional Riders" in the prospectus.

Investment Restrictions for Certain Optional Riders

Beginning March 3, 2017, for any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to new purchases of one of these riders, future purchase payments and transfer requests. If you purchased one of these riders prior to March 3, 2017 and you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

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CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Beginning March 3, 2017, if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012) applied for before October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio	Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Beginning March 3, 2017, if you selected the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB. Your purchase payments and Contract Value must be allocated in compliance with (1) or (2) specified below:

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(1) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(2)  (a) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(b) no more than 70% may be allocated to investment options included in Category 2;

(c) no more than 25% may be allocated to investment options included in Category 3; and

(d) no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Bond Portfolio

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio

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CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

S&P MidCap 400® Index Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

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CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

ClearBridge Small Cap Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Global Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

The following supplements "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" in the prospectus.

GLWB Preferred I.S.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Preferred I.S. rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB Preferred I.S. rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

GLWB (2012) and GLWB Plus

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB (2012) rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB (2012) rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB Plus rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

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GLWB (2011)

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB (2011) rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

Other GLWB Versions

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB rider, you must allocate any variable account portion of your purchase payments and Contract Value to (a) one of ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

The following supplements "Optional Guaranteed Principal Protection ('GPP')" in the prospectus.

In order to have the GPP rider, you must allocate your variable account values to a Model. In addition to pre-existing Models, effective March 3, 2017, the Models eligible for this rider include: ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio. Any transfer requests after March 3, 2017, must be to one of these Model portfolios. You may make purchase payments into your existing Model prior to March 17, 2017. Effective March 17, 2017, unless you are in a static Model, if you make additional purchase payments, you must allocate your variable account values to one of the Model portfolios listed above. If (i) your variable account values were allocated to a static Model prior to March 17, 2017, (ii) your account values were allocated to the Managed Volatility Model, or (iii) you opted out of the conversion of one of the other Models, you may make purchase payments into your static Model even after March 17, 2017. You may only be in one Model at a time with the GPP rider. If you cease to be invested in a Model, we will cancel your GPP rider.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GPP (2012) rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

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ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
15,004,979 Shares (Cost $441,187,780)	$480,459,415	$480,204,182	$255,233	$480,459,415
Money Market Subaccount
18,735,991 Shares (Cost $187,359,906)	187,359,906	187,338,533	21,373	187,359,906
Bond Subaccount
8,944,591 Shares (Cost $129,265,421)	137,120,582	137,077,961	42,621	137,120,582
Omni Subaccount
1,260,355 Shares (Cost $25,787,376)	30,790,484	30,725,848	64,636	30,790,484
International Subaccount
11,260,386 Shares (Cost $126,837,074)	140,754,827	140,713,981	40,846	140,754,827
Capital Appreciation Subaccount
11,969,797 Shares (Cost $359,683,047)	393,566,940	393,541,239	25,701	393,566,940
International Small-Mid Company Subaccount
2,125,712 Shares (Cost $52,297,172)	63,728,837	63,722,997	5,840	63,728,837
Aggressive Growth Subaccount
2,525,232 Shares (Cost $28,554,424)	38,105,750	38,105,750	0	38,105,750
Small Cap Growth Subaccount
7,921,149 Shares (Cost $175,856,021)	198,107,940	198,072,962	34,978	198,107,940
Mid Cap Opportunity Subaccount
1,953,539 Shares (Cost $42,286,026)	58,410,807	58,385,262	25,545	58,410,807
S&P 500® Index Subaccount
15,093,143 Shares (Cost $269,952,356)	329,332,370	329,130,624	201,746	329,332,370
Strategic Value Subaccount
20,983,321 Shares (Cost $256,394,437)	295,235,329	295,233,932	1,397	295,235,329
High Income Bond Subaccount
11,119,517 Shares (Cost $146,892,674)	175,910,758	175,868,028	42,730	175,910,758
ClearBridge Small Cap Subaccount (a)
2,097,065 Shares (Cost $70,939,978)	83,882,596	83,882,596	0	83,882,596
Nasdaq-100® Index Subaccount
10,274,554 Shares (Cost $89,479,368)	121,239,738	121,139,341	100,397	121,239,738
Bristol Subaccount
9,463,669 Shares (Cost $123,753,887)	203,374,255	203,350,753	23,502	203,374,255
Bryton Growth Subaccount
7,702,907 Shares (Cost $111,640,680)	150,976,982	150,956,801	20,181	150,976,982

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Balanced Subaccount
44,236,288 Shares (Cost $811,788,816)	$840,047,109	$840,014,109	$33,000	$840,047,109
Target VIP Subaccount
3,181,227 Shares (Cost $38,268,099)	43,932,738	43,908,922	23,816	43,932,738
Bristol Growth Subaccount
6,256,261 Shares (Cost $75,602,525)	108,295,870	108,295,223	647	108,295,870
Risk Managed Balanced Subaccount
13,974,117 Shares (Cost $148,952,162)	148,964,082	148,964,082	0	148,964,082
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
14,342 Shares (Cost $570,464)	942,958	942,958	0	942,958
VIP Equity-Income Subaccount
36,972 Shares (Cost $833,412)	756,448	756,448	0	756,448
VIP High Income Subaccount
10,002 Shares (Cost $69,286)	49,510	49,510	0	49,510
Janus Aspen Series - Institutional Shares:
Janus Subaccount
134,959 Shares (Cost $3,989,095)	4,162,131	4,156,979	5,152	4,162,131
Overseas Subaccount
50,042 Shares (Cost $1,825,986)	1,441,218	1,430,040	11,178	1,441,218
Global Research Subaccount
50,807 Shares (Cost $1,706,623)	2,044,476	2,032,091	12,385	2,044,476
Balanced Subaccount
193,762 Shares (Cost $5,156,634)	5,828,347	5,780,296	48,051	5,828,347
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount (b)
1,786,077 Shares (Cost $24,796,635)	26,791,150	26,780,599	10,551	26,791,150
ClearBridge Variable Large Cap Value Subaccount
3,997,324 Shares (Cost $75,551,181)	71,352,241	71,348,410	3,831	71,352,241
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
140,056,710 Shares (Cost $1,732,251,286)	1,701,689,028	1,701,689,028	0	1,701,689,028

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Wells Fargo Variable Trust (c):
Opportunity Subaccount
126,094 Shares (Cost $2,618,122)	$3,158,659	$3,158,659	$0	$3,158,659
Small Cap Value Subaccount
26,866 Shares (Cost $270,222)	267,045	267,045	0	267,045
Discovery Subaccount
133,377 Shares (Cost $2,356,721)	3,466,478	3,399,070	67,408	3,466,478
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
109,527 Shares (Cost $1,144,234)	1,122,654	1,122,654	0	1,122,654
U.S. Real Estate Subaccount
110,782 Shares (Cost $1,671,804)	2,246,652	2,238,287	8,365	2,246,652
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
19,456,761 Shares (Cost $209,138,073)	182,698,982	182,667,376	31,606	182,698,982
U.S. Equity Insights Subaccount
1,672,572 Shares (Cost $22,842,950)	27,948,678	27,914,631	34,047	27,948,678
Strategic Growth Subaccount
604,058 Shares (Cost $8,197,065)	9,435,392	9,435,392	0	9,435,392
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
21,453,656 Shares (Cost $425,742,135)	336,822,407	336,771,402	51,005	336,822,407
U.S. Small-Mid Cap Equity Subaccount
5,433,016 Shares (Cost $46,784,787)	40,149,987	40,137,010	12,977	40,149,987
U.S. Strategic Equity Subaccount
622,702 Shares (Cost $6,743,071)	6,625,550	6,625,550	0	6,625,550
International Equity Subaccount
49,905,403 Shares (Cost $546,250,611)	612,838,345	612,809,156	29,189	612,838,345
Global Dynamic Multi Asset Subaccount
16,222,249 Shares (Cost $191,575,768)	186,718,089	186,718,089	0	186,718,089
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
5,430,611 Shares (Cost $83,384,755)	123,546,408	123,526,168	20,240	123,546,408
Jennison Subaccount
813,895 Shares (Cost $28,797,267)	35,966,039	35,966,039	0	35,966,039

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
15,032,417 Shares (Cost $471,112,610)	$478,481,827	$478,344,891	$136,936	$478,481,827
VIP Contrafund® Subaccount
14,708,563 Shares (Cost $402,630,282)	489,206,816	489,104,435	102,381	489,206,816
VIP Growth Subaccount
1,162,363 Shares (Cost $61,021,792)	75,565,244	75,514,440	50,804	75,565,244
VIP Equity-Income Subaccount
7,508,626 Shares (Cost $158,682,190)	150,472,859	150,472,859	0	150,472,859
VIP Real Estate Subaccount
7,849,288 Shares (Cost $130,179,397)	151,883,714	151,883,177	537	151,883,714
VIP Target Volatility Subaccount
18,072,668 Shares (Cost $203,493,734)	196,088,443	196,088,443	0	196,088,443
Janus Aspen Series - Service Shares:
Janus Subaccount
925,333 Shares (Cost $25,686,311)	27,982,058	27,902,225	79,833	27,982,058
Global Research Subaccount
832,722 Shares (Cost $29,527,434)	32,917,507	32,915,613	1,894	32,917,507
Balanced Subaccount
5,218,647 Shares (Cost $154,974,955)	164,961,430	164,242,156	719,274	164,961,430
Overseas Subaccount
6,358,295 Shares (Cost $243,152,116)	177,014,926	176,977,613	37,313	177,014,926
INTECH U.S. Low Volatility Subaccount
46,518,642 Shares (Cost $619,370,747)	668,007,696	668,007,696	0	668,007,696
Flexible Bond Subaccount
1,048,376 Shares (Cost $13,464,599)	13,272,446	13,272,446	0	13,272,446
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,866,042 Shares (Cost $38,514,301)	38,365,825	38,365,235	590	38,365,825
Mid Cap Value Subaccount
21,924,753 Shares (Cost $176,393,908)	223,413,234	223,406,213	7,021	223,413,234

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
AB Variable Product Series Fund, Inc. - Class B (b):
VPS Growth & Income Subaccount (b)
3,456 Shares (Cost $74,591)	$102,916	$102,916	$0	$102,916
VPS Small Cap Growth Subaccount (b)
2,587 Shares (Cost $32,926)	42,169	42,169	0	42,169
VPS Dynamic Asset Allocation Subaccount (b)
22,149,569 Shares (Cost $241,456,719)	249,182,652	249,182,652	0	249,182,652
VPS Global Risk Allocation-Moderate Subaccount
5,408,822 Shares (Cost $50,867,294)	50,734,750	50,734,750	0	50,734,750
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,284,412 Shares (Cost $21,170,479)	18,559,754	18,537,205	22,549	18,559,754
Mid Cap Growth Subaccount
5,001,994 Shares (Cost $36,092,513)	39,265,650	39,265,650	0	39,265,650
Total Return Subaccount
2,682,844 Shares (Cost $53,849,953)	59,720,114	59,720,114	0	59,720,114
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
41,455,649 Shares (Cost $548,184,395)	494,565,888	494,400,701	165,187	494,565,888
Total Return Subaccount
82,115,555 Shares (Cost $912,440,521)	868,782,567	868,677,370	105,197	868,782,567
Global Bond Subaccount
6,972,421 Shares (Cost $90,957,828)	78,509,457	78,502,125	7,332	78,509,457
CommodityRealReturn® Strategy Subaccount
3,437,748 Shares (Cost $40,015,312)	23,754,839	23,754,534	305	23,754,839
Global Diversified Allocation Subaccount
53,630,991 Shares (Cost $552,223,470)	489,650,952	489,650,952	0	489,650,952
Short-Term Subaccount
4,074,734 Shares (Cost $41,956,422)	41,847,518	41,829,167	18,351	41,847,518
Low Duration Subaccount
9,777,862 Shares (Cost $102,068,588)	100,223,081	100,223,081	0	100,223,081
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
1,214 Shares (Cost $137,644)	136,038	136,038	0	136,038
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
663,952 Shares (Cost $26,624,196)	29,851,287	29,851,287	0	29,851,287

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
29,463,066 Shares (Cost $303,045,069)	$248,373,644	$248,285,589	$88,055	$248,373,644
Micro-Cap Subaccount
9,233,985 Shares (Cost $99,273,693)	86,245,416	86,233,194	12,222	86,245,416
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
8,199,881 Shares (Cost $85,637,605)	83,802,786	83,801,484	1,302	83,802,786
U.S. Real Estate Subaccount
5,471,460 Shares (Cost $80,273,587)	110,304,630	110,261,065	43,565	110,304,630
Growth Subaccount
1,546,060 Shares (Cost $42,643,486)	44,835,742	44,810,522	25,220	44,835,742
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2,242 Shares (Cost $28,844)	39,400	39,400	0	39,400
Invesco V.I. International Growth Series II Subaccount
1,810,503 Shares (Cost $60,968,126)	59,819,009	59,818,558	451	59,819,009
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
38,104,291 Shares (Cost $453,949,907)	384,091,249	384,089,230	2,019	384,091,249
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
7,211,944 Shares (Cost $109,263,056)	102,409,601	102,408,387	1,214	102,409,601
Franklin Flex Cap Growth VIP Subaccount
2,613,878 Shares (Cost $24,765,823)	18,532,393	18,529,429	2,964	18,532,393
Templeton Foreign VIP Subaccount
11,898,218 Shares (Cost $166,509,369)	157,056,484	157,043,175	13,309	157,056,484
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2,923,270 Shares (Cost $46,450,176)	51,975,734	51,975,184	550	51,975,734
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
3,280,669 Shares (Cost $55,046,578)	55,180,851	55,180,851	0	55,180,851
Managed Volatility Fund II Subaccount
52,555,817 Shares (Cost $539,246,132)	488,243,540	488,233,865	9,675	488,243,540
Managed Tail Risk Fund II Service Shares Subaccount
12,475,193 Shares (Cost $72,103,391)	63,498,730	63,498,730	0	63,498,730
Managed Tail Risk Fund II Primary Shares Subaccount
2,098,346 Shares (Cost $11,158,741)	10,701,566	10,701,566	0	10,701,566

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
33,030,826 Shares (Cost $340,052,569)	$310,159,455	$310,159,455	$0	$310,159,455
U.S. Equity Insights Subaccount
948,046 Shares (Cost $16,024,682)	15,898,729	15,898,729	0	15,898,729
Strategic Growth Subaccount
1,224,705 Shares (Cost $18,664,232)	19,093,143	19,093,143	0	19,093,143
Global Trends Allocation Subaccount (b)
15,353,489 Shares (Cost $173,130,080)	167,045,958	167,045,958	0	167,045,958
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
8,176,717 Shares (Cost $125,080,284)	118,480,623	118,480,623	0	118,480,623
Franklin Flex Cap Growth VIP Subaccount
3,914,224 Shares (Cost $34,908,760)	27,008,143	27,008,143	0	27,008,143
Templeton Foreign VIP Subaccount
31,722,421 Shares (Cost $443,092,861)	421,590,970	421,590,970	0	421,590,970
Franklin Founding Funds Allocation VIP Subaccount
5,770,255 Shares (Cost $41,659,136)	39,641,651	39,641,651	0	39,641,651
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
36,980,232 Shares (Cost $367,078,732)	307,076,452	307,075,294	1,158	307,076,452
VIP Global Natural Resources Subaccount
11,456,641 Shares (Cost $59,458,297)	41,970,257	41,970,257	0	41,970,257
VIP Science and Technology Subaccount
4,179,325 Shares (Cost $95,054,571)	95,938,917	95,928,049	10,868	95,938,917
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
44,687,446 Shares (Cost $487,944,184)	477,261,920	477,261,920	0	477,261,920
TOPS® Managed Risk Moderate Growth ETF Subaccount
72,320,454 Shares (Cost $801,098,856)	780,337,703	780,337,703	0	780,337,703
TOPS® Managed Risk Growth ETF Subaccount
64,145,123 Shares (Cost $673,649,108)	671,599,440	671,599,440	0	671,599,440

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
1,765,402 Shares (Cost $19,843,729)	$18,978,075	$18,978,075	$0	$18,978,075
TOPS® Managed Risk Moderate Growth ETF Subaccount
3,155,506 Shares (Cost $36,163,575)	34,016,351	34,016,351	0	34,016,351
TOPS® Managed Risk Growth ETF Subaccount
1,652,761 Shares (Cost $18,309,273)	17,254,823	17,254,823	0	17,254,823
MFS® Variable Insurance Trust II - Service Class (note 4):
Massachusetts Investors Growth Stock Subaccount
1,085,473 Shares (Cost $18,920,622)	17,606,380	17,585,800	20,580	17,606,380
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
5,664,804 Shares (Cost $56,113,781)	54,778,659	54,778,659	0	54,778,659
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
58,263,635 Shares (Cost $330,728,188)	$325,111,082	$325,111,082	$0	$325,111,082

Totals	$18,976,189,350	$18,973,190,520	$2,998,830	$18,976,189,350

(a)	Name change was effective September 25, 2015:

ClearBridge Small Cap Subaccount formerly known as Capital Growth Subaccount

(b)	Name change was effective May 1, 2015:

ClearBridge Variable Dividend Strategy formerly known as ClearBridge Variable Equity Income Subaccount

AB Variable Product Series Fund, Inc. - Class B formerly known as AllianceBernstein Variable Product Series Fund, Inc. - Class B

VPS Growth & Income Subaccount formerly known as Growth & Income Subaccount

VPS Small Cap Growth Subaccount formerly known as Small Cap Growth Subaccount

VPS Dynamic Asset Allocation Subaccount known as Dynamic Asset Allocation Subaccount

Global Trends Allocation Subaccount formerly known as Global Markets Navigator Subaccount

(c)	Name change was effective December 15, 2015:

Wells Fargo Variable Trust formerly known as Wells Fargo Advantage Variable Trust Funds

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$2,900,971	$0	$0	$303,751	$0	$2,984,046
Risk and administrative expense (note 2)	(5,983,189)	(2,229,358)	(1,847,342)	(351,023)	(1,955,192)	(5,215,703)

Net investment activity	(3,082,218)	(2,229,358)	(1,847,342)	(47,272)	(1,955,192)	(2,231,657)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,407,759	24,759	3,732,551	975,780	4,085,860	8,850,624
Unrealized gain (loss)	(22,956,843)	0	(6,648,306)	(1,204,550)	(4,076,942)	(17,014,712)

Net gain (loss) on investments	(13,549,084)	24,759	(2,915,755)	(228,770)	8,918	(8,164,088)

Net increase (decrease) in contract owners’ equity from operations	$(16,631,302)	$(2,204,599)	$(4,763,097)	$(276,042)	$(1,946,274)	$(10,395,745)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$4,645,819	$9,100,011
Risk and administrative expense (note 2)	(833,560)	(412,944)	(2,347,008)	(826,444)	(4,083,538)	(4,070,648)

Net investment activity	(833,560)	(412,944)	(2,347,008)	(826,444)	562,281	5,029,363

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,656,602	1,946,079	7,000,577	4,031,502	16,832,442	10,145,164
Unrealized gain (loss)	1,174,529	865,958	(5,755,579)	(7,380,141)	(17,692,346)	(6,743,250)

Net gain (loss) on investments	4,831,131	2,812,037	1,244,998	(3,348,639)	(859,904)	3,401,914

Net increase (decrease) in contract owners’ equity from operations	$3,997,571	$2,399,093	$(1,102,010)	$(4,175,083)	$(297,623)	$8,431,277

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	High Income Bond Subaccount	ClearBridge Small Cap Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$0	$780,413	$1,066,221	$0	$10,826,785
Risk and administrative expense (note 2)	(2,543,128)	(901,614)	(1,461,465)	(2,801,370)	(2,122,658)	(11,092,701)

Net investment activity	(2,543,128)	(901,614)	(681,052)	(1,735,149)	(2,122,658)	(265,916)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,218,231	4,585,154	9,351,114	18,812,364	15,057,952	8,021,115
Unrealized gain (loss)	(16,579,197)	(5,413,150)	(159,613)	(10,650,646)	(20,019,755)	(8,470,697)

Net gain (loss) on investments	(5,360,966)	(827,996)	9,191,501	8,161,718	(4,961,803)	(449,582)

Net increase (decrease) in contract owners’ equity from operations	$(7,904,094)	$(1,729,610)	$8,510,449	$6,426,569	$(7,084,461)	$(715,498)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.			Fidelity® Variable Insurance Products Fund - Initial Class
	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$675,337	$463,097	$363,195	$2,448	$25,358	$3,490
Risk and administrative expense (note 2)	(683,979)	(1,497,871)	(1,088,783)	(12,265)	(10,281)	(732)

Net investment activity	(8,642)	(1,034,774)	(725,588)	(9,817)	15,077	2,758

Reinvested capital gains	0	0	0	28,947	73,702	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,828,277	20,233,863	131,920	43,404	1,186	(2,151)
Unrealized gain (loss)	(3,942,337)	(14,315,314)	(1,149,051)	(10,624)	(131,915)	(2,970)

Net gain (loss) on investments	(2,114,060)	5,918,549	(1,017,131)	32,780	(130,729)	(5,121)

Net increase (decrease) in contract owners’ equity from operations	$(2,122,702)	$4,883,775	$(1,742,719)	$51,910	$(41,950)	$(2,363)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Janus Aspen Series - Institutional Shares
	Janus Subaccount	Overseas Subaccount	Global Research Subaccount	Balanced Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$28,847	$10,000	$14,303	$103,473
Risk and administrative expense (note 2)	(59,456)	(20,766)	(27,472)	(79,242)

Net investment activity	(30,609)	(10,766)	(13,169)	24,231

Reinvested capital gains	835,487	51,056	0	225,184

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	215,068	(37,906)	58,509	187,490
Unrealized gain (loss)	(789,394)	(137,996)	(118,476)	(479,552)

Net gain (loss) on investments	(574,326)	(175,902)	(59,967)	(292,062)

Net increase (decrease) in contract owners’ equity from operations	$230,552	$(135,612)	$(73,136)	$(42,647)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Legg Mason Partners Variable Equity Trust - Class I			Wells Fargo Variable Trust
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$503,976	$1,084,458	$18,114,955	$4,538	$720	$0
Risk and administrative expense (note 2)	(344,856)	(886,797)	(21,611,904)	(45,746)	(4,088)	(52,571)

Net investment activity	159,120	197,661	(3,496,949)	(41,208)	(3,368)	(52,571)

Reinvested capital gains	0	2,932,506	17,150,299	363,300	0	564,797

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,275,602	385,839	7,055,248	127,055	899	337,646
Unrealized gain (loss)	(3,033,776)	(6,445,633)	(134,005,546)	(594,531)	(34,547)	(910,340)

Net gain (loss) on investments	(1,758,174)	(6,059,794)	(126,950,298)	(467,476)	(33,648)	(572,694)

Net increase (decrease) in contract owners’ equity from operations	$(1,599,054)	$(2,929,627)	$(113,296,948)	$(145,384)	$(37,016)	$(60,468)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$40,265	$35,391	$2,808,024	$401,037	$33,419
Risk and administrative expense (note 2)	(16,316)	(32,769)	(2,576,199)	(394,476)	(124,797)

Net investment activity	23,949	2,622	231,825	6,561	(91,378)

Reinvested capital gains	0	0	22,667,100	1,773,756	569,669

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	431	235,444	144,923	2,207,723	364,265
Unrealized gain (loss)	(48,826)	(214,191)	(33,810,021)	(4,412,409)	(634,424)

Net gain (loss) on investments	(48,395)	21,253	(33,665,098)	(2,204,686)	(270,159)

Net increase (decrease) in contract owners’ equity from operations	$(24,446)	$23,875	$(10,766,173)	$(424,369)	$208,132

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$4,329,577	$0	$30,175	$10,128,715	$0
Risk and administrative expense (note 2)	(4,807,671)	(549,757)	(86,783)	(8,226,254)	(2,327,339)

Net investment activity	(478,094)	(549,757)	(56,608)	1,902,461	(2,327,339)

Reinvested capital gains	996,986	3,004,295	456,475	10,797,394	4,548,338

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,919,120)	(487,715)	143,735	21,067,561	161,081
Unrealized gain (loss)	(77,729,687)	(3,602,930)	(987,639)	(29,754,179)	(5,932,132)

Net gain (loss) on investments	(83,648,807)	(4,090,645)	(843,904)	(8,686,618)	(5,771,051)

Net increase (decrease) in contract owners’ equity from operations	$(83,129,915)	$(1,636,107)	$(444,037)	$4,013,237	$(3,550,052)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	The Prudential Series Fund, Inc. - Class II
	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2015	2015
Investment activity:
Reinvested dividends	$0	$0
Risk and administrative expense (note 2)	(1,691,773)	(365,284)

Net investment activity	(1,691,773)	(365,284)

Reinvested capital gains	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,389,455	2,251,790
Unrealized gain (loss)	(3,621,492)	402,243

Net gain (loss) on investments	7,767,963	2,654,033

Net increase (decrease) in contract owners’ equity from operations	$6,076,190	$2,288,749

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$1,275,561	$4,007,616	$24,378	$4,739,169	$2,656,203	$2,029,526
Risk and administrative expense (note 2)	(6,692,040)	(6,395,254)	(937,904)	(2,088,816)	(2,100,248)	(2,193,722)

Net investment activity	(5,416,479)	(2,387,638)	(913,526)	2,650,353	555,955	(164,196)

Reinvested capital gains	62,640,593	45,045,959	2,258,377	16,064,230	3,515,592	2,650,674

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,458,005	19,745,584	5,153,970	758,929	8,980,517	92,134
Unrealized gain (loss)	(76,937,173)	(66,398,988)	(2,590,370)	(28,446,895)	(9,876,238)	(9,108,552)

Net gain (loss) on investments	(70,479,168)	(46,653,404)	2,563,600	(27,687,966)	(895,721)	(9,016,418)

Net increase (decrease) in contract owners’ equity from operations	$(13,255,054)	$(3,995,083)	$3,908,451	$(8,973,383)	$3,175,826	$(6,529,940)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount	Flexible Bond Subaccount
	2015	2015	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$130,498	$182,131	$2,279,133	$1,014,783	$9,446,819	$111,349
Risk and administrative expense (note 2)	(371,863)	(421,732)	(2,126,893)	(2,605,501)	(7,789,047)	(45,246)

Net investment activity	(241,365)	(239,601)	152,240	(1,590,718)	1,657,772	66,103

Reinvested capital gains	5,309,314	0	5,300,984	5,933,593	10,688,516	3,757

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,108,770	1,893,443	3,506,200	(16,582,669)	9,401,269	(2,550)
Unrealized gain (loss)	(5,314,517)	(3,208,725)	(10,363,354)	(6,390,578)	(7,829,100)	(192,152)

Net gain (loss) on investments	(4,205,747)	(1,315,282)	(6,857,154)	(22,973,247)	1,572,169	(194,702)

Net increase (decrease) in contract owners’ equity from operations	$862,202	$(1,554,883)	$(1,403,930)	$(18,630,372)	$13,918,457	$(124,842)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	J.P. Morgan Insurance Trust - Class I		AB Variable Product Series Fund, Inc. - Class B
	Small Cap Core Subaccount	Mid Cap Value Subaccount	VPS Growth & Income Subaccount	VPS Small Cap Growth Subaccount	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation- Moderate Subaccount
	2015	2015	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$54,181	$2,421,457	$1,396	$0	$1,782,600	$0
Risk and administrative expense (note 2)	(538,292)	(3,143,232)	(1,604)	(620)	(3,604,079)	(185,020)

Net investment activity	(484,111)	(721,775)	(208)	(620)	(1,821,479)	(185,020)

Reinvested capital gains	3,824,536	18,501,945	0	7,865	4,712,163	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,357,358	14,741,904	4,948	229	3,203,016	14,185
Unrealized gain (loss)	(7,527,060)	(41,809,031)	(4,333)	(8,731)	(13,651,018)	(132,544)

Net gain (loss) on investments	(6,169,702)	(27,067,127)	615	(8,502)	(10,448,002)	(118,359)

Net increase (decrease) in contract owners’ equity from operations	$(2,829,277)	$(9,286,957)	$407	$(1,257)	$(7,557,318)	$(303,379)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount	Investors Growth Stock Subaccount (note 4)	Mid Cap Growth Subaccount	Total Return Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$100,094	$0	$1,465,617
Risk and administrative expense (note 2)	(283,780)	(58,615)	(488,303)	(782,328)

Net investment activity	(283,780)	41,479	(488,303)	683,289

Reinvested capital gains	675,693	1,653,849	3,903,391	2,318,678

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(521,454)	1,986,022	1,275,716	2,281,040
Unrealized gain (loss)	(156,971)	(3,492,006)	(3,711,928)	(6,342,348)

Net gain (loss) on investments	(678,425)	(1,505,984)	(2,436,212)	(4,061,308)

Net increase (decrease) in contract owners’ equity from operations	$(286,512)	$189,344	$978,876	$(1,059,341)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$20,968,029	$53,587,058	$1,814,732	$1,271,276	$12,828,706
Risk and administrative expense (note 2)	(6,882,303)	(16,047,389)	(1,250,076)	(369,627)	(5,944,480)

Net investment activity	14,085,726	37,539,669	564,656	901,649	6,884,226

Reinvested capital gains	0	9,279,181	0	0	23,711,919

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,352,741)	(4,866,646)	(5,602,163)	(8,026,909)	(1,379,641)
Unrealized gain (loss)	(29,461,520)	(52,198,109)	(234,139)	(1,070,243)	(61,761,527)

Net gain (loss) on investments	(34,814,261)	(57,064,755)	(5,836,302)	(9,097,152)	(63,141,168)

Net increase (decrease) in contract owners’ equity from operations	$(20,728,535)	$(10,245,905)	$(5,271,646)	$(8,195,503)	$(32,545,023)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	PIMCO Variable Insurance Trust - Administrative Shares		Calvert Variable Products, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	Short- Term Subaccount	Low Duration Subaccount	VP S&P 500 Index Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2015	2015 (a)	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$351,650	$2,049,300	$254	$503,058	$2,012,737	$0
Risk and administrative expense (note 2)	(457,633)	(328,207)	(1,714)	(457,025)	(4,654,285)	(1,295,721)

Net investment activity	(105,983)	1,721,093	(1,460)	46,033	(2,641,548)	(1,295,721)

Reinvested capital gains	21,740	0	2,296	1,760,237	57,910,138	5,287,455

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,259	9,947	(9)	1,480,226	9,769,666	(211,778)
Unrealized gain (loss)	(17,409)	(1,845,506)	(1,170)	(4,692,016)	(115,287,501)	(17,873,997)

Net gain (loss) on investments	(11,150)	(1,835,559)	(1,179)	(3,211,790)	(105,517,835)	(18,085,775)

Net increase (decrease) in contract owners’ equity from operations	$(95,393)	$(114,466)	$(343)	$(1,405,520)	$(50,249,245)	$(14,094,041)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$2,697,673	$1,323,093	$0	$876	$790,379	$16,014,089
Risk and administrative expense (note 2)	(1,089,677)	(1,470,143)	(504,666)	(413)	(703,135)	(5,475,827)

Net investment activity	1,607,996	(147,050)	(504,666)	463	87,244	10,538,262

Reinvested capital gains	0	0	5,144,330	124	0	36,102,172

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	67,822	8,324,108	1,159,721	1,974	290,009	(3,751,078)
Unrealized gain (loss)	(3,546,481)	(7,388,632)	(2,140,251)	(5,667)	(3,344,103)	(66,429,486)

Net gain (loss) on investments	(3,478,659)	935,476	(980,530)	(3,693)	(3,054,094)	(70,180,564)

Net increase (decrease) in contract owners’ equity from operations	$(1,870,663)	$788,426	$3,659,134	$(3,106)	$(2,966,850)	$(23,540,130)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$5,456,933	$0	$5,471,821	$215,990
Risk and administrative expense (note 2)	(1,499,646)	(250,239)	(2,204,854)	(751,469)

Net investment activity	3,957,287	(250,239)	3,266,967	(535,479)

Reinvested capital gains	0	11,824,344	5,588,811	1,174,695

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	206,440	(342,450)	1,478,271	3,634,072
Unrealized gain (loss)	(13,810,431)	(10,622,091)	(22,568,893)	(9,834,784)

Net gain (loss) on investments	(13,603,991)	(10,964,541)	(21,090,622)	(6,200,712)

Net increase (decrease) in contract owners’ equity from operations	$(9,646,704)	$609,564	$(12,234,844)	$(5,561,496)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Service Shares Subaccount	Managed Tail Risk Fund II Primary Shares Subaccount
	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$0	$21,377,405	$973,659	$0
Risk and administrative expense (note 2)	(602,698)	(6,962,650)	(914,354)	(48,508)

Net investment activity	(602,698)	14,414,755	59,305	(48,508)

Reinvested capital gains	5,272,042	2,292,740	89,257	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	839,039	(5,993,650)	(1,268,060)	(19,803)
Unrealized gain (loss)	(4,851,946)	(59,318,253)	(4,350,185)	(457,175)

Net gain (loss) on investments	(4,012,907)	(65,311,903)	(5,618,245)	(476,978)

Net increase (decrease) in contract owners’ equity from operations	$656,437	$(48,604,408)	$(5,469,683)	$(525,486)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$3,951,400	$181,065	$20,890	$145,818
Risk and administrative expense (note 2)	(4,216,078)	(218,983)	(252,502)	(2,171,011)

Net investment activity	(264,678)	(37,918)	(231,612)	(2,025,193)

Reinvested capital gains	38,726,656	989,318	1,186,350	3,614,186

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,752,973	925,663	595,008	681,210
Unrealized gain (loss)	(59,448,271)	(2,177,354)	(1,283,610)	(14,489,099)

Net gain (loss) on investments	(56,695,298)	(1,251,691)	(688,602)	(13,807,889)

Net increase (decrease) in contract owners’ equity from operations	$(18,233,320)	$(300,291)	$266,136	$(12,218,896)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$6,058,243	$0	$13,607,673	$1,270,037
Risk and administrative expense (note 2)	(1,709,119)	(311,918)	(5,716,541)	(562,105)

Net investment activity	4,349,124	(311,918)	7,891,132	707,932

Reinvested capital gains	0	15,135,140	14,243,758	72,927

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	787,181	(760,199)	4,503,729	184,343
Unrealized gain (loss)	(16,379,997)	(13,371,140)	(59,738,278)	(4,173,373)

Net gain (loss) on investments	(15,592,816)	(14,131,339)	(55,234,549)	(3,989,030)

Net increase (decrease) in contract owners’ equity from operations	$(11,243,692)	$691,883	$(33,099,659)	$(3,208,171)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Ivy Funds Variable Insurance Portfolios, Inc.			Northern Lights Variable Trust - Class 2
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$1,443,793	$52,170	$0	$6,645,806	$11,770,173	$11,133,671
Risk and administrative expense (note 2)	(5,056,210)	(684,308)	(1,259,300)	(7,079,695)	(11,685,097)	(10,672,811)

Net investment activity	(3,612,417)	(632,138)	(1,259,300)	(433,889)	85,076	460,860

Reinvested capital gains	69,328,389	0	5,674,923	12,562,987	19,003,694	3,389,690

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,804,733)	(3,075,222)	2,820,944	2,886,372	7,084,363	14,814,643
Unrealized gain (loss)	(90,277,055)	(9,098,737)	(11,524,760)	(46,299,435)	(93,994,209)	(100,824,882)

Net gain (loss) on investments	(101,081,788)	(12,173,959)	(8,703,816)	(43,413,063)	(86,909,846)	(86,010,239)

Net increase (decrease) in contract owners’ equity from operations	$(35,365,816)	$(12,806,097)	$(4,288,193)	$(31,283,965)	$(67,821,076)	$(82,159,689)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Northern Lights Variable Trust - Class 3			MFS® Variable Insurance Trust II Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)
	2015 (a)	2015 (a)	2015 (a)	2015 (b)
Investment activity:
Reinvested dividends	$154,806	$292,773	$172,145	$81,773
Risk and administrative expense (note 2)	(84,294)	(160,653)	(81,997)	(176,152)

Net investment activity	70,512	132,120	90,148	(94,379)

Reinvested capital gains	309,269	508,792	57,535	1,032,600

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(275,208)	(388,175)	(237,337)	(45,400)
Unrealized gain (loss)	(865,654)	(2,147,224)	(1,054,450)	(1,314,242)

Net gain (loss) on investments	(1,140,862)	(2,535,399)	(1,291,787)	(1,359,642)

Net increase (decrease) in contract owners’ equity from operations	$(761,081)	$(1,894,487)	$(1,144,104)	$(421,421)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(b)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 5	Legg Mason Partners Variable Income Trust - Class II
	Franklin VolSmart Allocation VIP Subaccount	Western Asset Core Plus VIT Subaccount	Total Subaccounts
	2015 (a)	2015 (a)	2015
Investment activity:
Reinvested dividends	$225,390	$3,796,227	$316,247,897
Risk and administrative expense (note 2)	(181,947)	(1,041,729)	(255,048,440)

Net investment activity	43,443	2,754,498	61,199,457

Reinvested capital gains	797,510	0	614,144,205

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,368	(41,065)	278,860,801
Unrealized gain (loss)	(1,335,122)	(5,617,107)	(1,807,191,055)

Net gain (loss) on investments	(1,329,754)	(5,658,172)	(1,528,330,254)

Net increase (decrease) in contract owners’ equity from operations	$(488,801)	$(2,903,674)	$(852,986,592)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,082,218)	$(1,664,730)	$(2,229,358)	$(2,564,516)	$(1,847,342)	$(1,696,328)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	9,407,759	8,200,173	24,759	(29,800)	3,732,551	4,511,903
Unrealized gain (loss)	(22,956,843)	24,538,061	0	0	(6,648,306)	2,981,273

Net increase (decrease) in contract owners’ equity from operations	(16,631,302)	31,073,504	(2,204,599)	(2,594,316)	(4,763,097)	5,796,848

Equity transactions:
Contract purchase payments (note 1)	10,031,113	5,181,916	18,239,919	19,848,566	4,590,164	4,708,459
Extra credit fund deposit (note 1)	26,399	14,892	47,887	17,133	42,587	28,131
Transfers (to) and from other subaccounts	61,791,768	275,835,229	43,175,725	(24,011,765)	9,882,380	10,664,477
Transfers (to) and from fixed dollar contract	2,002,456	215,011	(2,707,199)	(1,833,003)	269,374	413,772
Withdrawals and surrenders	(17,669,579)	(12,010,145)	(24,220,610)	(37,033,100)	(7,500,052)	(6,798,162)
Surrender charges (note 2)	(69,142)	(37,894)	(140,131)	(156,828)	(43,341)	(22,503)
Annual contract charges (note 2)	(5,066,125)	(2,135,353)	(1,885,581)	(2,250,417)	(1,404,967)	(1,200,270)
Annuity and death benefit payments	(12,714,962)	(6,069,515)	(10,625,316)	(10,268,774)	(4,239,572)	(3,938,885)

Net equity transactions	38,331,928	260,994,141	21,884,694	(55,688,188)	1,596,573	3,855,019

Net change in contract owners’ equity	21,700,626	292,067,645	19,680,095	(58,282,504)	(3,166,524)	9,651,867
Contract owners’ equity:
Beginning of period	458,758,789	166,691,144	167,679,811	225,962,315	140,287,106	130,635,239

End of period	$480,459,415	$458,758,789	$187,359,906	$167,679,811	$137,120,582	$140,287,106

Change in units:
Beginning units	34,205,313	13,471,858	14,677,600	19,504,529	7,852,623	7,617,645

Units purchased	9,890,313	23,864,304	12,347,332	13,407,356	2,361,259	2,489,720
Units redeemed	(6,368,608)	(3,130,849)	(10,370,430)	(18,234,285)	(2,246,876)	(2,254,742)

Ending units	37,727,018	34,205,313	16,654,502	14,677,600	7,967,006	7,852,623

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Omni Subaccount		International Subaccount		Capital Appreciation Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(47,272)	$(51,332)	$(1,955,192)	$(2,029,780)	$(2,231,657)	$(1,267,425)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	975,780	1,074,758	4,085,860	4,165,941	8,850,624	8,445,841
Unrealized gain (loss)	(1,204,550)	898,402	(4,076,942)	(19,690,928)	(17,014,712)	7,682,556

Net increase (decrease) in contract owners’ equity from operations	(276,042)	1,921,828	(1,946,274)	(17,554,767)	(10,395,745)	14,860,972

Equity transactions:
Contract purchase payments (note 1)	787,977	477,587	2,260,090	2,613,513	8,353,057	3,982,286
Extra credit fund deposit (note 1)	1,714	280	7,575	3,507	22,280	10,116
Transfers (to) and from other subaccounts	13,842,149	(543,313)	(1,416,841)	17,201,037	14,160,188	301,499,477
Transfers (to) and from fixed dollar contract	18,662	(3,221)	232,450	(57,235)	1,980,845	673,490
Withdrawals and surrenders	(1,455,658)	(1,477,712)	(6,806,406)	(7,815,588)	(15,367,587)	(8,214,998)
Surrender charges (note 2)	(5,726)	(7,318)	(13,805)	(12,802)	(53,891)	(25,970)
Annual contract charges (note 2)	(183,288)	(80,974)	(1,489,025)	(1,462,750)	(4,564,745)	(1,645,092)
Annuity and death benefit payments	(759,882)	(465,466)	(4,945,752)	(4,672,191)	(10,075,910)	(4,595,957)

Net equity transactions	12,245,948	(2,100,137)	(12,171,714)	5,797,491	(5,545,763)	291,683,352

Net change in contract owners’ equity	11,969,906	(178,309)	(14,117,988)	(11,757,276)	(15,941,508)	306,544,324
Contract owners’ equity:
Beginning of period	18,820,578	18,998,887	154,872,815	166,630,091	409,508,448	102,964,124

End of period	$30,790,484	$18,820,578	$140,754,827	$154,872,815	$393,566,940	$409,508,448

Change in units:
Beginning units	937,616	1,041,092	14,435,250	13,865,847	13,641,897	3,469,708

Units purchased	1,100,488	82,507	1,361,482	2,322,394	2,002,711	11,170,674
Units redeemed	(228,933)	(185,983)	(2,471,685)	(1,752,991)	(2,054,986)	(998,485)

Ending units	1,809,171	937,616	13,325,047	14,435,250	13,589,622	13,641,897

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount		Aggressive Growth Subaccount		Small Cap Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(833,560)	$(755,957)	$(412,944)	$(321,194)	$(2,347,008)	$(1,166,086)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	3,656,602	2,757,081	1,946,079	1,843,419	7,000,577	6,292,791
Unrealized gain (loss)	1,174,529	(8,098,418)	865,958	497,719	(5,755,579)	12,266,201

Net increase (decrease) in contract owners’ equity from operations	3,997,571	(6,097,294)	2,399,093	2,019,944	(1,102,010)	17,392,906

Equity transactions:
Contract purchase payments (note 1)	1,857,769	1,747,726	1,254,196	1,730,145	4,895,432	3,419,572
Extra credit fund deposit (note 1)	4,562	5,758	1,652	229	8,199	7,604
Transfers (to) and from other subaccounts	8,624,877	2,112,309	9,948,635	(1,775,633)	34,252,951	87,368,017
Transfers (to) and from fixed dollar contract	3,305	350,629	(78,786)	193,032	1,422,362	448,813
Withdrawals and surrenders	(2,442,739)	(2,659,512)	(925,071)	(1,394,051)	(6,392,815)	(4,326,762)
Surrender charges (note 2)	(8,598)	(12,699)	(2,696)	(7,699)	(25,850)	(21,805)
Annual contract charges (note 2)	(655,241)	(569,675)	(303,719)	(230,255)	(2,060,934)	(855,311)
Annuity and death benefit payments	(1,604,723)	(1,512,643)	(864,387)	(650,180)	(3,965,867)	(1,748,494)

Net equity transactions	5,779,212	(538,107)	9,029,824	(2,134,412)	28,133,478	84,291,634

Net change in contract owners’ equity	9,776,783	(6,635,401)	11,428,917	(114,468)	27,031,468	101,684,540
Contract owners’ equity:
Beginning of period	53,952,054	60,587,455	26,676,833	26,791,301	171,076,472	69,391,932

End of period	$63,728,837	$53,952,054	$38,105,750	$26,676,833	$198,107,940	$171,076,472

Change in units:
Beginning units	2,888,901	2,907,963	2,347,399	2,617,296	11,690,936	5,074,868

Units purchased	1,129,624	481,167	1,301,582	329,205	4,755,159	9,215,075
Units redeemed	(825,051)	(500,229)	(485,242)	(599,102)	(2,709,927)	(2,599,007)

Ending units	3,193,474	2,888,901	3,163,739	2,347,399	13,736,168	11,690,936

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(826,444)	$(784,200)	$562,281	$329,672	$5,029,363	$12,257,654
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	4,031,502	4,657,656	16,832,442	14,085,797	10,145,164	26,893,854
Unrealized gain (loss)	(7,380,141)	1,924,552	(17,692,346)	15,662,416	(6,743,250)	829,542

Net increase (decrease) in contract owners’ equity from operations	(4,175,083)	5,798,008	(297,623)	30,077,885	8,431,277	39,981,050

Equity transactions:
Contract purchase payments (note 1)	2,778,804	2,488,864	22,682,955	21,293,950	7,204,874	10,441,242
Extra credit fund deposit (note 1)	4,979	4,681	24,255	12,924	14,722	14,263
Transfers (to) and from other subaccounts	1,348,834	542,364	18,092,664	27,367,632	(19,057,331)	(93,946,276)
Transfers (to) and from fixed dollar contract	73,156	397,632	3,674,180	6,086,504	1,771,044	2,700,212
Withdrawals and surrenders	(2,575,371)	(3,424,347)	(12,185,410)	(10,044,059)	(10,767,006)	(12,400,282)
Surrender charges (note 2)	(8,947)	(15,741)	(44,352)	(33,990)	(40,638)	(79,618)
Annual contract charges (note 2)	(564,798)	(489,794)	(2,895,111)	(2,314,304)	(3,832,521)	(4,314,031)
Annuity and death benefit payments	(1,519,486)	(1,447,152)	(6,717,117)	(5,085,945)	(7,764,012)	(7,641,652)

Net equity transactions	(462,829)	(1,943,493)	22,632,064	37,282,712	(32,470,868)	(105,226,142)

Net change in contract owners’ equity	(4,637,912)	3,854,515	22,334,441	67,360,597	(24,039,591)	(65,245,092)
Contract owners’ equity:
Beginning of period	63,048,719	59,194,204	306,997,929	239,637,332	319,274,920	384,520,012

End of period	$58,410,807	$63,048,719	$329,332,370	$306,997,929	$295,235,329	$319,274,920

Change in units:
Beginning units	2,565,658	2,623,813	15,603,554	13,597,324	20,196,226	26,994,690

Units purchased	457,546	451,383	4,463,344	4,782,067	2,170,012	2,455,581
Units redeemed	(472,817)	(509,538)	(3,268,996)	(2,775,837)	(4,243,660)	(9,254,045)

Ending units	2,550,387	2,565,658	16,797,902	15,603,554	18,122,578	20,196,226

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,543,128)	$(3,467,366)	$(901,614)	$(875,887)	$(681,052)	$(192,069)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	11,218,231	28,229,364	4,585,154	5,253,142	9,351,114	8,252,934
Unrealized gain (loss)	(16,579,197)	(20,156,529)	(5,413,150)	(3,839,526)	(159,613)	6,927,775

Net increase (decrease) in contract owners’ equity from operations	(7,904,094)	4,605,469	(1,729,610)	537,729	8,510,449	14,988,640

Equity transactions:
Contract purchase payments (note 1)	4,343,086	7,832,549	3,818,534	3,922,957	6,137,461	5,056,272
Extra credit fund deposit (note 1)	12,221	23,911	2,639	9,371	16,512	2,340
Transfers (to) and from other subaccounts	(15,534,302)	(69,286,353)	19,836,689	(5,383,525)	5,873,704	10,865,147
Transfers (to) and from fixed dollar contract	227,263	1,103,676	405,809	245,600	1,092,490	824,862
Withdrawals and surrenders	(8,590,555)	(11,459,281)	(2,207,953)	(2,085,793)	(4,099,674)	(4,937,548)
Surrender charges (note 2)	(36,660)	(72,360)	(5,569)	(6,304)	(17,109)	(11,307)
Annual contract charges (note 2)	(2,126,068)	(2,865,939)	(663,411)	(590,570)	(1,071,519)	(853,504)
Annuity and death benefit payments	(6,174,314)	(6,669,978)	(1,555,771)	(1,258,465)	(3,070,519)	(2,308,179)

Net equity transactions	(27,879,329)	(81,393,775)	19,630,967	(5,146,729)	4,861,346	8,638,083

Net change in contract owners’ equity	(35,783,423)	(76,788,306)	17,901,357	(4,609,000)	13,371,795	23,626,723
Contract owners’ equity:
Beginning of period	211,694,181	288,482,487	65,981,239	70,590,239	107,867,943	84,241,220

End of period	$175,910,758	$211,694,181	$83,882,596	$65,981,239	$121,239,738	$107,867,943

Change in units:
Beginning units	9,899,287	13,724,307	1,888,830	2,030,472	11,353,564	10,406,649

Units purchased	1,050,510	1,738,894	1,042,328	386,868	3,440,930	4,084,030
Units redeemed	(2,347,884)	(5,563,914)	(403,424)	(528,510)	(3,133,483)	(3,137,115)

Ending units	8,601,913	9,899,287	2,527,734	1,888,830	11,661,011	11,353,564

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		Balanced Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,735,149)	$(1,999,773)	$(2,122,658)	$(2,206,072)	$(265,916)	$543,169
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	18,812,364	17,037,420	15,057,952	15,172,892	8,021,115	3,502,095
Unrealized gain (loss)	(10,650,646)	10,842,942	(20,019,755)	(4,536,844)	(8,470,697)	21,231,950

Net increase (decrease) in contract owners’ equity from operations	6,426,569	25,880,589	(7,084,461)	8,429,976	(715,498)	25,277,214

Equity transactions:
Contract purchase payments (note 1)	4,940,755	5,298,815	3,407,236	3,820,719	92,311,441	77,740,985
Extra credit fund deposit (note 1)	7,743	16,236	6,313	5,030	64,529	52,621
Transfers (to) and from other subaccounts	(10,979,756)	(16,165,623)	(2,022,380)	(2,819,951)	(28,223,619)	466,247,452
Transfers (to) and from fixed dollar contract	1,276,199	1,152,168	848,900	991,664	23,181,771	24,196,797
Withdrawals and surrenders	(7,765,475)	(7,651,113)	(5,677,620)	(5,882,496)	(23,133,793)	(9,692,191)
Surrender charges (note 2)	(31,308)	(43,211)	(22,300)	(35,558)	(202,559)	(121,434)
Annual contract charges (note 2)	(2,591,231)	(2,470,897)	(2,005,580)	(1,938,523)	(9,377,904)	(3,917,811)
Annuity and death benefit payments	(5,751,103)	(5,065,608)	(4,053,754)	(3,753,093)	(17,902,030)	(6,278,297)

Net equity transactions	(20,894,176)	(24,929,233)	(9,519,185)	(9,612,208)	36,717,836	548,228,122

Net change in contract owners’ equity	(14,467,607)	951,356	(16,603,646)	(1,182,232)	36,002,338	573,505,336
Contract owners’ equity:
Beginning of period	217,841,862	216,890,506	167,580,628	168,762,860	804,044,771	230,539,435

End of period	$203,374,255	$217,841,862	$150,976,982	$167,580,628	$840,047,109	$804,044,771

Change in units:
Beginning units	10,529,304	11,783,687	9,531,285	10,065,360	46,526,004	14,149,173

Units purchased	975,206	783,382	1,775,606	1,694,279	10,575,589	35,723,955
Units redeemed	(1,942,872)	(2,037,765)	(2,232,726)	(2,228,354)	(8,048,816)	(3,347,124)

Ending units	9,561,638	10,529,304	9,074,165	9,531,285	49,052,777	46,526,004

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Target VIP Subaccount		Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2015	2014	2015	2014	2015	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,642)	$163,779	$(1,034,774)	$(1,167,763)	$(725,588)	$(131,624)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,828,277	1,336,191	20,233,863	8,571,655	131,920	24,262
Unrealized gain (loss)	(3,942,337)	1,564,529	(14,315,314)	4,433,684	(1,149,051)	1,160,972

Net increase (decrease) in contract owners’ equity from operations	(2,122,702)	3,064,499	4,883,775	11,837,576	(1,742,719)	1,053,610

Equity transactions:
Contract purchase payments (note 1)	765,970	1,310,552	2,667,087	3,026,240	49,911,714	26,512,691
Extra credit fund deposit (note 1)	4,092	7,463	5,225	5,297	19,697	19,231
Transfers (to) and from other subaccounts	(3,519,137)	1,208,220	(8,280,893)	(6,618,211)	58,634,385	3,468,068
Transfers (to) and from fixed dollar contract	(75,544)	306,615	628,902	791,851	11,146,044	2,607,615
Withdrawals and surrenders	(1,498,879)	(1,691,536)	(3,951,524)	(3,819,740)	(959,820)	(184,797)
Surrender charges (note 2)	(1,573)	(3,463)	(15,758)	(26,666)	(32,252)	(737)
Annual contract charges (note 2)	(630,401)	(620,025)	(1,431,179)	(1,354,497)	(601,977)	(25,590)
Annuity and death benefit payments	(1,574,235)	(1,509,665)	(2,750,423)	(2,484,327)	(743,488)	(117,593)

Net equity transactions	(6,529,707)	(991,839)	(13,128,563)	(10,480,053)	117,374,303	32,278,888

Net change in contract owners’ equity	(8,652,409)	2,072,660	(8,244,788)	1,357,523	115,631,584	33,332,498
Contract owners’ equity:
Beginning of period	52,585,147	50,512,487	116,540,658	115,183,135	33,332,498	0

End of period	$43,932,738	$52,585,147	$108,295,870	$116,540,658	$148,964,082	$33,332,498

Change in units:
Beginning units	3,668,362	3,746,231	7,548,477	8,255,633	3,106,380	0

Units purchased	186,802	382,123	2,598,104	678,839	12,126,821	3,206,257
Units redeemed	(647,580)	(459,992)	(3,432,957)	(1,385,995)	(974,888)	(99,877)

Ending units	3,207,584	3,668,362	6,713,624	7,548,477	14,258,313	3,106,380

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,817)	$(11,256)	$15,077	$12,576	$2,758	$2,652
Reinvested capital gains	28,947	0	73,702	11,942	0	0
Realized gain (loss)	43,404	64,228	1,186	9,139	(2,151)	(2,802)
Unrealized gain (loss)	(10,624)	41,572	(131,915)	28,364	(2,970)	345

Net increase (decrease) in contract owners’ equity from operations	51,910	94,544	(41,950)	62,021	(2,363)	195

Equity transactions:
Contract purchase payments (note 1)	1,275	909	8,744	3,942	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	23,578	(4,731)	0	(5,473)	0	(4,454)
Transfers (to) and from fixed dollar contract	(34,006)	(23,741)	0	0	0	0
Withdrawals and surrenders	(51,424)	(123,020)	(43,257)	(111,461)	(5,151)	(7,173)
Surrender charges (note 2)	(100)	(489)	(105)	(46)	(6)	(2)
Annual contract charges (note 2)	(974)	(1,097)	(480)	(570)	(128)	(146)
Annuity and death benefit payments	(12,249)	(8,252)	(12,106)	(16,742)	(2,624)	(1,280)

Net equity transactions	(73,900)	(160,421)	(47,204)	(130,350)	(7,909)	(13,055)

Net change in contract owners’ equity	(21,990)	(65,877)	(89,154)	(68,329)	(10,272)	(12,860)
Contract owners’ equity:
Beginning of period	964,948	1,030,825	845,602	913,931	59,782	72,642

End of period	$942,958	$964,948	$756,448	$845,602	$49,510	$59,782

Change in units:
Beginning units	33,884	39,769	31,125	36,104	3,391	4,115

Units purchased	836	33	326	149	0	0
Units redeemed	(3,423)	(5,918)	(2,081)	(5,128)	(439)	(724)

Ending units	31,297	33,884	29,370	31,125	2,952	3,391

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Global Research Subaccount		Balanced Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(30,609)	$(45,149)	$(10,766)	$37,153	$(13,169)	$(4,207)	$24,231	$36,094
Reinvested capital gains	835,487	356,277	51,056	204,345	0	0	225,184	193,772
Realized gain (loss)	215,068	102,249	(37,906)	17,509	58,509	65,713	187,490	247,835
Unrealized gain (loss)	(789,394)	131,600	(137,996)	(525,280)	(118,476)	74,510	(479,552)	26,720

Net increase (decrease) in contract owners’ equity from operations	230,552	544,977	(135,612)	(266,273)	(73,136)	136,016	(42,647)	504,421

Equity transactions:
Contract purchase payments (note 1)	2,828	11,847	8,011	487	8,290	8,526	(677)	16,209
Extra credit fund deposit (note 1)	42	39	21	19	16	16	24	(339)
Transfers (to) and from other subaccounts	(114,717)	(28,779)	18,176	33,093	115,723	52,138	(76,508)	46,629
Transfers (to) and from fixed dollar contract	(35,734)	(9,697)	0	0	(23,546)	(9,888)	(8,838)	28,957
Withdrawals and surrenders	(953,157)	(407,912)	(238,625)	(130,268)	(194,656)	(295,510)	(822,266)	(1,097,088)
Surrender charges (note 2)	(165)	(467)	(25)	(50)	(438)	(351)	(1,811)	(1,713)
Annual contract charges (note 2)	(11,004)	(8,601)	(5,012)	(5,861)	(4,352)	(4,340)	(9,271)	(9,777)
Annuity and death benefit payments	(85,124)	(46,335)	(32,738)	(37,794)	(34,653)	(22,602)	(303,218)	(300,926)

Net equity transactions	(1,197,031)	(489,905)	(250,192)	(140,374)	(133,616)	(272,011)	(1,222,565)	(1,318,048)

Net change in contract owners’ equity	(966,479)	55,072	(385,804)	(406,647)	(206,752)	(135,995)	(1,265,212)	(813,627)
Contract owners’ equity:
Beginning of period	5,128,610	5,073,538	1,827,022	2,233,669	2,251,228	2,387,223	7,093,559	7,907,186

End of period	$4,162,131	$5,128,610	$1,441,218	$1,827,022	$2,044,476	$2,251,228	$5,828,347	$7,093,559

Change in units:
Beginning units	294,795	324,749	76,779	81,591	156,482	175,177	260,055	309,864

Units purchased	5,959	11,414	3,384	2,902	10,613	5,593	3,373	8,117
Units redeemed	(71,112)	(41,368)	(13,090)	(7,714)	(18,856)	(24,288)	(49,789)	(57,926)

Ending units	229,642	294,795	67,073	76,779	148,239	156,482	213,639	260,055

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,628,724	$159,120	$287,703	$197,661	$736,551	$(3,496,949)	$5,218,441
Reinvested capital gains	15,002,829	0	0	2,932,506	4,662,205	17,150,299	13,888,967
Realized gain (loss)	(14,617,520)	1,275,602	995,096	385,839	1,332,539	7,055,248	9,263,701
Unrealized gain (loss)	(3,160,773)	(3,033,776)	1,563,207	(6,445,633)	(2,861,498)	(134,005,546)	31,880,336

Net increase (decrease) in contract owners’ equity from operations	1,853,260	(1,599,054)	2,846,006	(2,929,627)	3,869,797	(113,296,948)	60,251,445

Equity transactions:
Contract purchase payments (note 1)	2,141,717	1,803,282	2,590,867	3,080,001	4,948,576	294,468,552	339,829,557
Extra credit fund deposit (note 1)	1,507	18,891	4,583	21,129	40,579	172,960	188,416
Transfers (to) and from other subaccounts	(25,847,732)	163,563	1,474,072	3,102,722	36,132,270	81,816,232	40,369,959
Transfers (to) and from fixed dollar contract	54,567	142,545	210,709	191,771	290,309	72,190,850	78,633,507
Withdrawals and surrenders	(753,816)	(744,212)	(717,709)	(1,884,790)	(919,804)	(26,872,947)	(20,503,419)
Surrender charges (note 2)	(1,811)	(1,344)	(1,362)	(7,245)	(3,844)	(482,400)	(312,286)
Annual contract charges (note 2)	(206,531)	(277,406)	(213,977)	(659,216)	(365,903)	(16,769,514)	(11,568,544)
Annuity and death benefit payments	(479,829)	(798,440)	(539,016)	(1,533,579)	(749,402)	(25,073,602)	(15,463,338)

Net equity transactions	(25,091,928)	306,879	2,808,167	2,310,793	39,372,781	379,450,131	411,173,852

Net change in contract owners’ equity	(23,238,668)	(1,292,175)	5,654,173	(618,834)	43,242,578	266,153,183	471,425,297
Contract owners’ equity:
Beginning of period	23,238,668	28,083,325	22,429,152	71,971,075	28,728,497	1,435,535,845	964,110,548

End of period	$0	$26,791,150	$28,083,325	$71,352,241	$71,971,075	$1,701,689,028	$1,435,535,845

Change in units:
Beginning units	979,292	1,411,374	1,264,628	3,102,723	1,365,218	108,348,814	76,562,488

Units purchased	188,470	515,797	449,090	976,306	2,057,897	41,783,199	38,873,219
Units redeemed	(1,167,762)	(497,596)	(302,344)	(857,951)	(320,392)	(12,678,953)	(7,086,893)

Ending units	0	1,429,575	1,411,374	3,221,078	3,102,723	137,453,060	108,348,814

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Wells Fargo Variable Trust
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,208)	$(49,427)	$(3,368)	$(3,392)	$(52,571)	$(59,753)
Reinvested capital gains	363,300	0	0	0	564,797	568,523
Realized gain (loss)	127,055	227,648	899	1,593	337,646	566,215
Unrealized gain (loss)	(594,531)	172,800	(34,547)	11,798	(910,340)	(1,138,434)

Net increase (decrease) in contract owners’ equity from operations	(145,384)	351,021	(37,016)	9,999	(60,468)	(63,449)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	23	0
Extra credit fund deposit (note 1)	0	0	0	0	0	(186)
Transfers (to) and from other subaccounts	(16,053)	(55,451)	0	0	(24,503)	(39,591)
Transfers (to) and from fixed dollar contract	(59,782)	0	0	0	(38,055)	(80,226)
Withdrawals and surrenders	(285,404)	(649,989)	(14,499)	(6,622)	(510,324)	(637,914)
Surrender charges (note 2)	(205)	(675)	(22)	0	(194)	(292)
Annual contract charges (note 2)	(4,352)	(5,722)	(723)	(760)	(6,544)	(7,597)
Annuity and death benefit payments	(75,648)	(59,051)	(687)	(753)	(66,774)	(85,675)

Net equity transactions	(441,444)	(770,888)	(15,931)	(8,135)	(646,371)	(851,481)

Net change in contract owners’ equity	(586,828)	(419,867)	(52,947)	1,864	(706,839)	(914,930)
Contract owners’ equity:
Beginning of period	3,745,487	4,165,354	319,992	318,128	4,173,317	5,088,247

End of period	$3,158,659	$3,745,487	$267,045	$319,992	$3,466,478	$4,173,317

Change in units:
Beginning units	133,698	161,536	17,667	18,077	148,016	178,552

Units purchased	0	0	0	0	5	0
Units redeemed	(15,846)	(27,838)	(839)	(410)	(21,675)	(30,536)

Ending units	117,852	133,698	16,828	17,667	126,346	148,016

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$23,949	$19,581	$2,622	$4,887
Reinvested capital gains	0	0	0	0
Realized gain (loss)	431	4,844	235,444	167,836
Unrealized gain (loss)	(48,826)	47,149	(214,191)	545,988

Net increase (decrease) in contract owners’ equity from operations	(24,446)	71,574	23,875	718,711

Equity transactions:
Contract purchase payments (note 1)	5,083	1,156	15,433	21,061
Extra credit fund deposit (note 1)	26	0	0	0
Transfers (to) and from other subaccounts	25,380	101,076	(197,143)	(163,129)
Transfers (to) and from fixed dollar contract	0	0	(59,425)	12,082
Withdrawals and surrenders	(56,705)	(97,318)	(480,143)	(404,718)
Surrender charges (note 2)	(9)	(5)	(1,455)	(2,144)
Annual contract charges (note 2)	(2,158)	(1,065)	(5,745)	(5,831)
Annuity and death benefit payments	(10,263)	(81,401)	(51,037)	(75,637)

Net equity transactions	(38,646)	(77,557)	(779,515)	(618,316)

Net change in contract owners’ equity	(63,092)	(5,983)	(755,640)	100,395
Contract owners’ equity:
Beginning of period	1,185,746	1,191,729	3,002,292	2,901,897

End of period	$1,122,654	$1,185,746	$2,246,652	$3,002,292

Change in units:
Beginning units	67,487	72,157	66,343	82,171

Units purchased	6,725	11,569	2,427	6,066
Units redeemed	(9,163)	(16,239)	(19,617)	(21,894)

Ending units	65,049	67,487	49,153	66,343

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$231,825	$(125,468)	$6,561	$47,679	$(91,378)	$(92,568)
Reinvested capital gains	22,667,100	38,390,264	1,773,756	1,443,328	569,669	1,845,993
Realized gain (loss)	144,923	13,574,414	2,207,723	2,056,523	364,265	866,432
Unrealized gain (loss)	(33,810,021)	(26,433,417)	(4,412,409)	845,673	(634,424)	(1,487,794)

Net increase (decrease) in contract owners’ equity from operations	(10,766,173)	25,405,793	(424,369)	4,393,203	208,132	1,132,063

Equity transactions:
Contract purchase payments (note 1)	1,460,482	2,291,309	263,026	333,326	36,361	134,127
Extra credit fund deposit (note 1)	4,289	6,852	1,065	1,230	261	66
Transfers (to) and from other subaccounts	(1,130,883)	(43,121,326)	(1,744,121)	310,042	200,514	(86,359)
Transfers (to) and from fixed dollar contract	633,156	164,894	(283,166)	43,581	(31,526)	(87,342)
Withdrawals and surrenders	(7,204,670)	(9,499,102)	(1,822,854)	(1,527,690)	(396,672)	(626,375)
Surrender charges (note 2)	(8,076)	(12,733)	(2,995)	(1,147)	(663)	(688)
Annual contract charges (note 2)	(2,382,868)	(2,633,363)	(271,108)	(261,609)	(92,464)	(85,131)
Annuity and death benefit payments	(7,690,143)	(8,066,322)	(1,028,372)	(992,400)	(307,858)	(265,619)

Net equity transactions	(16,318,713)	(60,869,791)	(4,888,525)	(2,094,667)	(592,047)	(1,017,321)

Net change in contract owners’ equity	(27,084,886)	(35,463,998)	(5,312,894)	2,298,536	(383,915)	114,742
Contract owners’ equity:
Beginning of period	209,783,868	245,247,866	33,261,572	30,963,036	9,819,307	9,704,565

End of period	$182,698,982	$209,783,868	$27,948,678	$33,261,572	$9,435,392	$9,819,307

Change in units:
Beginning units	13,193,221	17,187,094	1,798,093	1,923,913	519,477	575,071

Units purchased	1,172,832	728,358	155,018	236,279	56,583	81,793
Units redeemed	(2,196,053)	(4,722,231)	(417,639)	(362,099)	(87,167)	(137,387)

Ending units	12,170,000	13,193,221	1,535,472	1,798,093	488,893	519,477

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(478,094)	$1,498,816	$(549,757)	$(523,093)	$(56,608)	$(34,441)	$1,902,461	$1,739,817
Reinvested capital gains	996,986	3,685,425	3,004,295	6,555,000	456,475	689,935	10,797,394	0
Realized gain (loss)	(5,919,120)	5,835,464	(487,715)	(48,569)	143,735	199,760	21,067,561	16,368,292
Unrealized gain (loss)	(77,729,687)	(33,481,102)	(3,602,930)	(2,326,228)	(987,639)	(150,680)	(29,754,179)	(52,587,786)

Net increase (decrease) in contract owners’ equity from operations	(83,129,915)	(22,461,397)	(1,636,107)	3,657,110	(444,037)	704,574	4,013,237	(34,479,677)

Equity transactions:
Contract purchase payments (note 1)	8,865,196	12,712,568	2,630,946	1,976,812	463,170	94,392	16,678,540	17,051,400
Extra credit fund deposit (note 1)	13,559	20,200	387	1,636	1,028	59	26,913	23,702
Transfers (to) and from other subaccounts	39,637,782	12,469,166	367,045	1,253,793	1,106,592	196,179	3,483,698	53,514,574
Transfers (to) and from fixed dollar contract	(399,784)	2,451,028	107,697	14,896	56,140	(141)	3,795,591	4,117,116
Withdrawals and surrenders	(12,398,323)	(13,214,739)	(1,658,348)	(2,135,932)	(349,960)	(122,968)	(20,659,308)	(20,412,378)
Surrender charges (note 2)	(47,896)	(77,558)	(6,057)	(6,027)	(2,452)	(303)	(81,461)	(145,166)
Annual contract charges (note 2)	(4,440,570)	(4,537,411)	(353,538)	(315,245)	(81,694)	(59,022)	(7,773,642)	(7,188,203)
Annuity and death benefit payments	(8,895,127)	(8,520,059)	(1,111,605)	(987,151)	(184,514)	(84,165)	(15,235,431)	(13,163,738)

Net equity transactions	22,334,837	1,303,195	(23,473)	(197,218)	1,008,310	24,031	(19,765,100)	33,797,307

Net change in contract owners’ equity	(60,795,078)	(21,158,202)	(1,659,580)	3,459,892	564,273	728,605	(15,751,863)	(682,370)
Contract owners’ equity:
Beginning of period	397,617,485	418,775,687	41,809,567	38,349,675	6,061,277	5,332,672	628,590,208	629,272,578

End of period	$336,822,407	$397,617,485	$40,149,987	$41,809,567	$6,625,550	$6,061,277	$612,838,345	$628,590,208

Change in units:
Beginning units	14,424,318	14,124,735	1,501,527	1,504,531	348,761	348,304	43,149,774	40,848,951

Units purchased	3,519,776	2,666,358	258,892	249,862	127,623	51,776	5,362,400	6,549,172
Units redeemed	(2,305,372)	(2,366,775)	(275,345)	(252,866)	(70,509)	(51,319)	(6,648,804)	(4,248,349)

Ending units	15,638,722	14,424,318	1,485,074	1,501,527	405,875	348,761	41,863,370	43,149,774

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,327,339)	$(828,653)	$(1,691,773)	$(1,837,327)	$(365,284)	$(260,428)
Reinvested capital gains	4,548,338	8,264,670	0	0	0	0
Realized gain (loss)	161,081	1,013,059	11,389,455	10,701,521	2,251,790	1,559,023
Unrealized gain (loss)	(5,932,132)	(6,956,598)	(3,621,492)	(1,422,557)	402,243	390,768

Net increase (decrease) in contract owners’ equity from operations	(3,550,052)	1,492,478	6,076,190	7,441,637	2,288,749	1,689,363

Equity transactions:
Contract purchase payments (note 1)	38,179,846	43,702,738	2,970,413	5,097,122	1,735,706	1,252,028
Extra credit fund deposit (note 1)	18,529	28,218	4,090	4,864	7,337	3,468
Transfers (to) and from other subaccounts	590,503	8,296,400	(13,089,712)	(15,566,003)	9,682,143	3,100,183
Transfers (to) and from fixed dollar contract	8,180,957	10,721,414	753,080	454,941	517,833	76,894
Withdrawals and surrenders	(1,982,640)	(1,401,106)	(3,941,218)	(5,216,971)	(977,213)	(838,549)
Surrender charges (note 2)	(67,102)	(40,563)	(10,685)	(27,641)	(2,898)	(1,998)
Annual contract charges (note 2)	(1,754,001)	(1,081,746)	(1,370,595)	(1,398,039)	(295,638)	(199,440)
Annuity and death benefit payments	(2,452,157)	(1,202,957)	(3,091,698)	(2,970,306)	(666,571)	(451,373)

Net equity transactions	40,713,935	59,022,398	(17,776,325)	(19,622,033)	10,000,699	2,941,213

Net change in contract owners’ equity	37,163,883	60,514,876	(11,700,135)	(12,180,396)	12,289,448	4,630,576
Contract owners’ equity:
Beginning of period	149,554,206	89,039,330	135,246,543	147,426,939	23,676,591	19,046,015

End of period	$186,718,089	$149,554,206	$123,546,408	$135,246,543	$35,966,039	$23,676,591

Change in units:
Beginning units	11,952,888	7,207,454	6,539,291	7,500,531	1,757,649	1,525,592

Units purchased	5,015,261	5,634,079	428,068	582,232	1,241,789	592,642
Units redeemed	(1,769,651)	(888,645)	(1,246,615)	(1,543,472)	(552,139)	(360,585)

Ending units	15,198,498	11,952,888	5,720,744	6,539,291	2,447,299	1,757,649

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,416,479)	$(6,739,292)	$(2,387,638)	$(2,580,935)	$(913,526)	$(803,266)
Reinvested capital gains	62,640,593	12,450,065	45,045,959	9,976,727	2,258,377	0
Realized gain (loss)	6,458,005	12,703,353	19,745,584	26,268,752	5,153,970	3,878,572
Unrealized gain (loss)	(76,937,173)	5,371,347	(66,398,988)	13,234,762	(2,590,370)	2,361,359

Net increase (decrease) in contract owners’ equity from operations	(13,255,054)	23,785,473	(3,995,083)	46,899,306	3,908,451	5,436,665

Equity transactions:
Contract purchase payments (note 1)	14,505,157	18,091,206	16,153,901	18,138,528	3,401,499	5,680,072
Extra credit fund deposit (note 1)	31,170	56,720	21,112	31,001	2,462	41,251
Transfers (to) and from other subaccounts	(14,829,893)	(13,053,578)	7,970,761	(7,157,916)	2,600,516	13,016,716
Transfers (to) and from fixed dollar contract	2,093,219	1,771,994	208,308	1,649,855	296,953	437,998
Withdrawals and surrenders	(17,748,311)	(20,536,404)	(16,450,356)	(16,824,581)	(2,450,020)	(2,633,737)
Surrender charges (note 2)	(70,730)	(100,904)	(56,271)	(48,896)	(9,802)	(19,060)
Annual contract charges (note 2)	(5,505,990)	(5,291,660)	(4,924,033)	(4,462,211)	(705,429)	(570,742)
Annuity and death benefit payments	(12,183,922)	(10,539,206)	(11,478,506)	(9,821,684)	(1,758,938)	(1,321,964)

Net equity transactions	(33,709,300)	(29,601,832)	(8,555,084)	(18,495,904)	1,377,241	14,630,534

Net change in contract owners’ equity	(46,964,354)	(5,816,359)	(12,550,167)	28,403,402	5,285,692	20,067,199
Contract owners’ equity:
Beginning of period	525,446,181	531,262,540	501,756,983	473,353,581	70,279,552	50,212,353

End of period	$478,481,827	$525,446,181	$489,206,816	$501,756,983	$75,565,244	$70,279,552

Change in units:
Beginning units	16,518,300	17,379,809	24,545,451	25,520,815	5,983,880	4,720,852

Units purchased	1,440,143	1,698,521	3,375,248	3,078,102	2,008,573	2,410,221
Units redeemed	(2,423,336)	(2,560,030)	(3,768,529)	(4,053,466)	(1,928,080)	(1,147,193)

Ending units	15,535,107	16,518,300	24,152,170	24,545,451	6,064,373	5,983,880

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,650,353	$2,444,627	$555,955	$503,572	$(164,196)	$29,202
Reinvested capital gains	16,064,230	2,458,300	3,515,592	9,858,410	2,650,674	3,311,066
Realized gain (loss)	758,929	4,553,149	8,980,517	9,478,468	92,134	345,283
Unrealized gain (loss)	(28,446,895)	2,337,336	(9,876,238)	19,617,072	(9,108,552)	(48,939)

Net increase (decrease) in contract owners’ equity from operations	(8,973,383)	11,793,412	3,175,826	39,457,522	(6,529,940)	3,636,612

Equity transactions:
Contract purchase payments (note 1)	4,584,059	6,219,715	5,417,093	5,434,935	60,820,621	46,711,691
Extra credit fund deposit (note 1)	10,747	13,548	20,030	9,800	42,912	47,551
Transfers (to) and from other subaccounts	(9,976,390)	1,722,653	(9,105,867)	(17,725,999)	13,139,931	7,494,984
Transfers (to) and from fixed dollar contract	343,703	1,794,520	853,550	1,139,769	12,778,050	10,368,253
Withdrawals and surrenders	(5,130,481)	(5,823,366)	(5,991,692)	(5,545,879)	(1,771,121)	(864,720)
Surrender charges (note 2)	(10,853)	(14,492)	(27,247)	(34,564)	(53,887)	(25,692)
Annual contract charges (note 2)	(1,802,931)	(1,752,567)	(1,872,214)	(1,797,089)	(1,439,853)	(660,110)
Annuity and death benefit payments	(4,672,043)	(4,543,494)	(3,781,314)	(3,167,304)	(1,884,117)	(875,036)

Net equity transactions	(16,654,189)	(2,383,483)	(14,487,661)	(21,686,331)	81,632,536	62,196,921

Net change in contract owners’ equity	(25,627,572)	9,409,929	(11,311,835)	17,771,191	75,102,596	65,833,533
Contract owners’ equity:
Beginning of period	176,100,431	166,690,502	163,195,549	145,424,358	120,985,847	55,152,314

End of period	$150,472,859	$176,100,431	$151,883,714	$163,195,549	$196,088,443	$120,985,847

Change in units:
Beginning units	9,536,755	9,655,405	10,902,697	12,455,049	10,220,588	4,859,488

Units purchased	879,593	1,762,392	2,684,428	2,151,706	8,608,679	6,035,637
Units redeemed	(1,803,792)	(1,881,042)	(3,674,773)	(3,704,058)	(1,804,491)	(674,537)

Ending units	8,612,556	9,536,755	9,912,352	10,902,697	17,024,776	10,220,588

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(241,365)	$(275,642)	$(239,601)	$(94,667)	$152,240	$373,753	$(1,590,718)	$4,072,364
Reinvested capital gains	5,309,314	1,878,489	0	0	5,300,984	4,101,553	5,933,593	24,521,730
Realized gain (loss)	1,108,770	1,862,842	1,893,443	1,877,028	3,506,200	4,200,541	(16,582,669)	(4,436,948)
Unrealized gain (loss)	(5,314,517)	(639,005)	(3,208,725)	(140,205)	(10,363,354)	2,077,914	(6,390,578)	(56,443,422)

Net increase (decrease) in contract owners’ equity from operations	862,202	2,826,684	(1,554,883)	1,642,156	(1,403,930)	10,753,761	(18,630,372)	(32,286,276)

Equity transactions:
Contract purchase payments (note 1)	1,186,793	931,512	1,213,087	1,073,657	12,987,623	9,933,528	5,212,514	6,683,100
Extra credit fund deposit (note 1)	4,899	1,940	3,644	851	35,347	10,040	9,170	20,027
Transfers (to) and from other subaccounts	2,934,822	13,634	4,975,628	2,588,286	22,055	(4,536,466)	(13,114,205)	436,218
Transfers (to) and from fixed dollar contract	17,717	(184,367)	229,922	6,935	(170,757)	812,301	(134,314)	548,346
Withdrawals and surrenders	(1,862,023)	(1,259,026)	(1,083,652)	(1,370,362)	(7,388,928)	(8,534,945)	(6,701,573)	(8,818,211)
Surrender charges (note 2)	(11,845)	(3,309)	(5,902)	(8,305)	(32,486)	(52,595)	(26,840)	(45,854)
Annual contract charges (note 2)	(268,570)	(231,957)	(315,281)	(250,823)	(1,418,092)	(1,362,184)	(2,291,767)	(2,606,770)
Annuity and death benefit payments	(750,482)	(579,571)	(664,378)	(572,265)	(4,140,746)	(3,488,518)	(5,742,877)	(5,864,246)

Net equity transactions	1,251,311	(1,311,144)	4,353,068	1,467,974	(105,984)	(7,218,839)	(22,789,892)	(9,647,390)

Net change in contract owners’ equity	2,113,513	1,515,540	2,798,185	3,110,130	(1,509,914)	3,534,922	(41,420,264)	(41,933,666)
Contract owners’ equity:
Beginning of period	25,868,545	24,353,005	30,119,322	27,009,192	166,471,344	162,936,422	218,435,190	260,368,856

End of period	$27,982,058	$25,868,545	$32,917,507	$30,119,322	$164,961,430	$166,471,344	$177,014,926	$218,435,190

Change in units:
Beginning units	2,455,344	2,574,074	3,529,143	3,356,042	8,513,428	8,896,851	18,092,398	18,694,141

Units purchased	605,020	501,596	1,487,630	1,154,693	1,630,617	1,461,285	2,827,399	2,703,117
Units redeemed	(498,825)	(620,326)	(1,088,335)	(981,592)	(1,676,175)	(1,844,708)	(4,605,266)	(3,304,860)

Ending units	2,561,539	2,455,344	3,928,438	3,529,143	8,467,870	8,513,428	16,314,531	18,092,398

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares			J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Flexible Bond Subaccount	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2015	2014	2015 (b)	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,657,772	$(1,454,761)	$66,103	$(484,111)	$(369,566)	$(721,775)	$(1,145,480)
Reinvested capital gains	10,688,516	675,663	3,757	3,824,536	2,703,029	18,501,945	11,966,443
Realized gain (loss)	9,401,269	4,836,581	(2,550)	1,357,358	3,288,392	14,741,904	16,727,541
Unrealized gain (loss)	(7,829,100)	45,404,879	(192,152)	(7,527,060)	(2,977,141)	(41,809,031)	1,632,714

Net increase (decrease) in contract owners’ equity from operations	13,918,457	49,462,362	(124,842)	(2,829,277)	2,644,714	(9,286,957)	29,181,218

Equity transactions:
Contract purchase payments (note 1)	169,768,827	151,555,903	1,317,194	1,989,644	2,598,647	6,772,514	8,708,548
Extra credit fund deposit (note 1)	99,012	84,708	0	1,374	13,183	13,538	24,137
Transfers (to) and from other subaccounts	39,155,812	18,012,991	12,239,732	6,996,087	(1,174,039)	(1,683,541)	4,122,451
Transfers (to) and from fixed dollar contract	33,859,795	32,627,363	98,242	241,327	131,209	473,710	406,086
Withdrawals and surrenders	(6,704,343)	(2,906,110)	(133,769)	(1,246,126)	(1,771,959)	(7,851,434)	(7,617,721)
Surrender charges (note 2)	(156,220)	(72,871)	(413)	(5,385)	(2,827)	(26,085)	(14,803)
Annual contract charges (note 2)	(5,291,292)	(2,470,376)	(46,201)	(349,134)	(280,267)	(2,401,632)	(2,083,556)
Annuity and death benefit payments	(6,841,343)	(2,640,248)	(77,497)	(957,475)	(694,853)	(5,614,094)	(4,692,411)

Net equity transactions	223,890,248	194,191,360	13,397,288	6,670,312	(1,180,906)	(10,317,024)	(1,147,269)

Net change in contract owners’ equity	237,808,705	243,653,722	13,272,446	3,841,035	1,463,808	(19,603,981)	28,033,949
Contract owners’ equity:
Beginning of period	430,198,991	186,545,269	0	34,524,790	33,060,982	243,017,215	214,983,266

End of period	$668,007,696	$430,198,991	$13,272,446	$38,365,825	$34,524,790	$223,413,234	$243,017,215

Change in units:
Beginning units	30,425,861	15,311,032	0	1,515,092	1,567,349	6,658,809	6,650,577

Units purchased	22,637,295	18,218,070	1,419,513	806,155	617,596	1,022,173	1,248,220
Units redeemed	(7,037,331)	(3,103,241)	(63,944)	(515,757)	(669,853)	(1,250,867)	(1,239,988)

Ending units	46,025,825	30,425,861	1,355,569	1,805,490	1,515,092	6,430,115	6,658,809

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AB Variable Product Series Fund, Inc. - Class B
	VPS Growth & Income Subaccount		VPS Small Cap Growth Subaccount		VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(208)	$(332)	$(620)	$(609)	$(1,821,479)	$(2,384,484)	$(185,020)
Reinvested capital gains	0	0	7,865	4,058	4,712,163	9,620,909	0
Realized gain (loss)	4,948	2,382	229	298	3,203,016	3,094,456	14,185
Unrealized gain (loss)	(4,333)	6,400	(8,731)	(5,289)	(13,651,018)	(3,356,295)	(132,544)

Net increase (decrease) in contract owners’ equity from operations	407	8,450	(1,257)	(1,542)	(7,557,318)	6,974,586	(303,379)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	22,582,100	34,337,652	11,922,287
Extra credit fund deposit (note 1)	0	0	0	0	15,220	23,414	6,054
Transfers (to) and from other subaccounts	0	0	0	0	(30,166,801)	(12,105,645)	37,945,384
Transfers (to) and from fixed dollar contract	0	0	0	0	6,577,750	11,108,994	1,615,008
Withdrawals and surrenders	(14,607)	(8,330)	0	0	(3,438,123)	(2,978,937)	(126,778)
Surrender charges (note 2)	0	(8)	0	0	(104,687)	(102,527)	(3,608)
Annual contract charges (note 2)	(120)	(170)	(5)	(20)	(3,119,520)	(2,717,361)	(136,242)
Annuity and death benefit payments	(708)	(682)	0	0	(4,127,967)	(2,462,582)	(183,976)

Net equity transactions	(15,435)	(9,190)	(5)	(20)	(11,782,028)	25,103,008	51,038,129

Net change in contract owners’ equity	(15,028)	(740)	(1,262)	(1,562)	(19,339,346)	32,077,594	50,734,750
Contract owners’ equity:
Beginning of period	117,944	118,684	43,431	44,993	268,521,998	236,444,404	0

End of period	$102,916	$117,944	$42,169	$43,431	$249,182,652	$268,521,998	$50,734,750

Change in units:
Beginning units	6,726	7,295	1,662	1,663	22,847,379	20,684,911	0

Units purchased	0	0	0	0	3,151,999	4,592,831	5,554,030
Units redeemed	(859)	(569)	0	(1)	(4,228,947)	(2,430,363)	(128,876)

Ending units	5,867	6,726	1,662	1,662	21,770,431	22,847,379	5,425,154

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount (note 4)		Mid Cap Growth Subaccount		Total Return Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(283,780)	$(393,554)	$41,479	$(183,911)	$(488,303)	$(453,842)	$683,289	$298,417
Reinvested capital gains	675,693	6,403,199	1,653,849	1,054,520	3,903,391	3,939,561	2,318,678	1,731,948
Realized gain (loss)	(521,454)	1,598,196	1,986,022	824,038	1,275,716	1,913,162	2,281,040	1,954,056
Unrealized gain (loss)	(156,971)	(10,738,837)	(3,492,006)	101,302	(3,711,928)	(2,985,689)	(6,342,348)	393,668

Net increase (decrease) in contract owners’ equity from operations	(286,512)	(3,130,996)	189,344	1,795,949	978,876	2,413,192	(1,059,341)	4,378,089

Equity transactions:
Contract purchase payments (note 1)	512,928	1,027,198	132,883	1,892,767	1,512,806	1,422,698	2,605,260	2,610,386
Extra credit fund deposit (note 1)	1,382	1,299	2,131	1,230	973	3,220	3,105	9,188
Transfers (to) and from other subaccounts	(7,019,004)	(8,050,456)	(20,065,110)	2,734,025	3,807,233	429,916	(3,342,655)	1,325,592
Transfers (to) and from fixed dollar contract	(114,085)	132,805	13,904	52,473	338,381	50,930	96,221	31,935
Withdrawals and surrenders	(659,416)	(1,035,276)	(264,314)	(770,806)	(983,001)	(1,381,208)	(2,932,638)	(3,442,948)
Surrender charges (note 2)	(1,424)	(3,154)	(55)	(3,861)	(5,068)	(5,108)	(9,208)	(10,189)
Annual contract charges (note 2)	(240,634)	(326,918)	(33,051)	(152,238)	(444,798)	(389,692)	(476,433)	(488,273)
Annuity and death benefit payments	(498,755)	(778,150)	(110,300)	(279,719)	(858,486)	(762,026)	(2,377,214)	(2,016,847)

Net equity transactions	(8,019,008)	(9,032,652)	(20,323,912)	3,473,871	3,368,040	(631,270)	(6,433,562)	(1,981,156)

Net change in contract owners’ equity	(8,305,520)	(12,163,648)	(20,134,568)	5,269,820	4,346,916	1,781,922	(7,492,903)	2,396,933
Contract owners’ equity:
Beginning of period	26,865,274	39,028,922	20,134,568	14,864,748	34,918,734	33,136,812	67,213,017	64,816,084

End of period	$18,559,754	$26,865,274	$0	$20,134,568	$39,265,650	$34,918,734	$59,720,114	$67,213,017

Change in units:
Beginning units	1,247,046	1,655,891	1,108,343	891,268	2,509,638	2,553,868	3,707,695	3,816,639

Units purchased	144,013	368,150	35,557	483,018	731,800	528,410	356,463	430,890
Units redeemed	(499,762)	(776,995)	(1,143,900)	(265,943)	(510,540)	(572,640)	(712,937)	(539,834)

Ending units	891,297	1,247,046	0	1,108,343	2,730,898	2,509,638	3,351,221	3,707,695

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,085,726	$711,915	$37,539,669	$13,048,356	$564,656	$1,446,767
Reinvested capital gains	0	0	9,279,181	0	0	3,300,603
Realized gain (loss)	(5,352,741)	(3,635,829)	(4,866,646)	1,735,124	(5,602,163)	(2,085,281)
Unrealized gain (loss)	(29,461,520)	14,555,426	(52,198,109)	28,916,491	(234,139)	(1,088,051)

Net increase (decrease) in contract owners’ equity from operations	(20,728,535)	11,631,512	(10,245,905)	43,699,971	(5,271,646)	1,574,038

Equity transactions:
Contract purchase payments (note 1)	8,618,859	11,698,732	21,978,522	34,520,555	2,214,140	3,973,964
Extra credit fund deposit (note 1)	25,719	45,586	48,752	120,015	7,064	14,360
Transfers (to) and from other subaccounts	(11,475,303)	(28,632,249)	(438,217,406)	(124,008,341)	(21,231,386)	(10,168,891)
Transfers (to) and from fixed dollar contract	1,246,233	2,074,496	3,376,607	6,976,534	(273,960)	495,932
Withdrawals and surrenders	(21,149,770)	(24,116,959)	(50,820,372)	(58,435,489)	(4,543,652)	(6,927,208)
Surrender charges (note 2)	(89,847)	(148,569)	(246,789)	(439,480)	(19,077)	(67,481)
Annual contract charges (note 2)	(6,229,946)	(6,442,181)	(14,963,858)	(17,073,092)	(975,604)	(1,150,506)
Annuity and death benefit payments	(14,361,517)	(14,922,997)	(34,278,171)	(36,969,931)	(2,779,695)	(3,170,320)

Net equity transactions	(43,415,572)	(60,444,141)	(513,122,715)	(195,309,229)	(27,602,170)	(17,000,150)

Net change in contract owners’ equity	(64,144,107)	(48,812,629)	(523,368,620)	(151,609,258)	(32,873,816)	(15,426,112)
Contract owners’ equity:
Beginning of period	558,709,995	607,522,624	1,392,151,187	1,543,760,445	111,383,273	126,809,385

End of period	$494,565,888	$558,709,995	$868,782,567	$1,392,151,187	$78,509,457	$111,383,273

Change in units:
Beginning units	34,903,208	38,489,878	84,642,096	96,360,195	6,589,737	7,529,635

Units purchased	4,030,712	3,323,187	7,776,579	8,837,883	668,758	1,033,093
Units redeemed	(6,693,913)	(6,909,857)	(39,165,189)	(20,555,982)	(2,346,018)	(1,972,991)

Ending units	32,240,007	34,903,208	53,253,486	84,642,096	4,912,477	6,589,737

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$901,649	$(1,192,709)	$6,884,226	$9,769,348	$(105,983)	$(139,078)	$1,721,093
Reinvested capital gains	0	0	23,711,919	6,161,675	21,740	31,220	0
Realized gain (loss)	(8,026,909)	(36,118,599)	(1,379,641)	891,440	6,259	28,272	9,947
Unrealized gain (loss)	(1,070,243)	24,016,800	(61,761,527)	(2,943,109)	(17,409)	(91,806)	(1,845,506)

Net increase (decrease) in contract owners’ equity from operations	(8,195,503)	(13,294,508)	(32,545,023)	13,879,354	(95,393)	(171,392)	(114,466)

Equity transactions:
Contract purchase payments (note 1)	1,279,255	3,848,900	91,451,861	83,140,659	4,191,747	3,322,985	681,843
Extra credit fund deposit (note 1)	9,273	8,168	76,619	65,262	4,439	3,402	949
Transfers (to) and from other subaccounts	715,346	(107,709,560)	42,992,691	(8,418,770)	10,500,083	22,400,780	101,471,110
Transfers (to) and from fixed dollar contract	87,248	952,754	21,704,179	27,332,451	640,433	1,267,132	303,809
Withdrawals and surrenders	(978,173)	(3,992,478)	(4,832,353)	(3,429,023)	(2,603,309)	(1,482,167)	(956,863)
Surrender charges (note 2)	(4,110)	(29,639)	(167,032)	(118,222)	(13,625)	(6,709)	(3,830)
Annual contract charges (note 2)	(313,366)	(1,445,148)	(4,447,710)	(3,095,903)	(371,471)	(320,260)	(295,519)
Annuity and death benefit payments	(731,030)	(2,422,864)	(5,717,214)	(3,510,206)	(1,692,028)	(299,388)	(863,952)

Net equity transactions	64,443	(110,789,867)	141,061,041	91,966,248	10,656,269	24,885,775	100,337,547

Net change in contract owners’ equity	(8,131,060)	(124,084,375)	108,516,018	105,845,602	10,560,876	24,714,383	100,223,081
Contract owners’ equity:
Beginning of period	31,885,899	155,970,274	381,134,934	275,289,332	31,286,642	6,572,259	0

End of period	$23,754,839	$31,885,899	$489,650,952	$381,134,934	$41,847,518	$31,286,642	$100,223,081

Change in units:
Beginning units	4,580,327	17,939,537	33,131,844	24,990,558	3,147,704	657,914	0

Units purchased	1,808,346	2,052,896	16,072,235	10,791,914	2,979,190	3,882,456	10,597,518
Units redeemed	(1,733,455)	(15,412,106)	(3,487,467)	(2,650,628)	(1,909,155)	(1,392,666)	(433,311)

Ending units	4,655,218	4,580,327	45,716,612	33,131,844	4,217,739	3,147,704	10,164,207

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Calvert Variable Products, Inc.		Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares
	VP S&P 500 Index Subaccount (note 4)		VP SRI Equity Subaccount (note 4)	Appreciation Subaccount
	2015	2014 (c)	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,460)	$1,010	$(537)	$46,033	$118,661
Reinvested capital gains	2,296	12,828	15,493	1,760,237	1,081,535
Realized gain (loss)	(9)	3,113	62,732	1,480,226	2,054,146
Unrealized gain (loss)	(1,170)	(436)	(79,488)	(4,692,016)	(790,831)

Net increase (decrease) in contract owners’ equity from operations	(343)	16,515	(1,800)	(1,405,520)	2,463,511

Equity transactions:
Contract purchase payments (note 1)	0	0	280	521,566	983,401
Extra credit fund deposit (note 1)	0	0	0	622	632
Transfers (to) and from other subaccounts	0	189,900	(193,512)	(5,573,529)	(4,486,931)
Transfers (to) and from fixed dollar contract	(2,915)	(542)	0	97,555	132,210
Withdrawals and surrenders	(14,710)	(49,825)	(7,506)	(1,250,116)	(990,458)
Surrender charges (note 2)	(92)	(80)	(38)	(4,047)	(1,305)
Annual contract charges (note 2)	(261)	(124)	(168)	(342,366)	(373,228)
Annuity and death benefit payments	(973)	(512)	(235)	(1,044,782)	(910,797)

Net equity transactions	(18,951)	138,817	(201,179)	(7,595,097)	(5,646,476)

Net change in contract owners’ equity	(19,294)	155,332	(202,979)	(9,000,617)	(3,182,965)
Contract owners’ equity:
Beginning of period	155,332	0	202,979	38,851,904	42,034,869

End of period	$136,038	$155,332	$0	$29,851,287	$38,851,904

Change in units:
Beginning units	11,379	0	16,132	1,856,203	2,133,447

Units purchased	0	15,222	23	111,735	201,644
Units redeemed	(1,398)	(3,843)	(16,155)	(479,706)	(478,888)

Ending units	9,981	11,379	0	1,488,232	1,856,203

(c)	Period from December 5, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Royce Capital Fund - Investment Class
	Small-Cap Subaccount		Micro-Cap Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,641,548)	$(5,768,721)	$(1,295,721)	$(1,520,465)
Reinvested capital gains	57,910,138	49,554,246	5,287,455	8,792,791
Realized gain (loss)	9,769,666	38,273,753	(211,778)	2,866,173
Unrealized gain (loss)	(115,287,501)	(79,831,341)	(17,873,997)	(16,125,875)

Net increase (decrease) in contract owners’ equity from operations	(50,249,245)	2,227,937	(14,094,041)	(5,987,376)

Equity transactions:
Contract purchase payments (note 1)	8,378,411	14,073,236	2,309,438	3,373,974
Extra credit fund deposit (note 1)	21,804	32,132	5,891	10,944
Transfers (to) and from other subaccounts	(100,664,431)	(97,022,779)	(5,815,499)	(5,084,807)
Transfers (to) and from fixed dollar contract	1,250,940	2,302,778	5,259	569,608
Withdrawals and surrenders	(11,643,049)	(17,038,506)	(3,409,811)	(4,330,690)
Surrender charges (note 2)	(46,151)	(92,957)	(14,073)	(23,681)
Annual contract charges (note 2)	(3,947,332)	(5,139,230)	(1,016,842)	(1,102,876)
Annuity and death benefit payments	(8,951,937)	(10,051,459)	(2,345,130)	(2,478,035)

Net equity transactions	(115,601,745)	(112,936,785)	(10,280,767)	(9,065,563)

Net change in contract owners’ equity	(165,850,990)	(110,708,848)	(24,374,808)	(15,052,939)
Contract owners’ equity:
Beginning of period	414,224,634	524,933,482	110,620,224	125,673,163

End of period	$248,373,644	$414,224,634	$86,245,416	$110,620,224

Change in units:
Beginning units	13,392,912	17,294,253	4,425,876	4,759,078

Units purchased	1,309,250	1,933,906	344,170	491,633
Units redeemed	(5,501,521)	(5,835,247)	(748,771)	(824,835)

Ending units	9,200,641	13,392,912	4,021,275	4,425,876

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,607,996	$705,340	$(147,050)	$(70,849)	$(504,666)	$(408,403)
Reinvested capital gains	0	0	0	0	5,144,330	2,349,723
Realized gain (loss)	67,822	300,482	8,324,108	6,972,037	1,159,721	1,906,827
Unrealized gain (loss)	(3,546,481)	1,741,508	(7,388,632)	19,437,100	(2,140,251)	(2,674,877)

Net increase (decrease) in contract owners’ equity from operations	(1,870,663)	2,747,330	788,426	26,338,288	3,659,134	1,173,270

Equity transactions:
Contract purchase payments (note 1)	2,395,854	2,110,818	3,622,633	3,194,489	1,959,682	1,826,631
Extra credit fund deposit (note 1)	5,144	4,506	26,850	10,523	11,152	7,042
Transfers (to) and from other subaccounts	10,781,849	38,892,011	(1,272,537)	(5,648,867)	7,928,277	7,395,192
Transfers (to) and from fixed dollar contract	(50,058)	302,298	222,864	568,318	244,531	37,168
Withdrawals and surrenders	(4,009,666)	(2,608,140)	(3,499,092)	(4,776,154)	(1,042,115)	(621,832)
Surrender charges (note 2)	(25,479)	(20,169)	(6,913)	(7,637)	(7,120)	(2,243)
Annual contract charges (note 2)	(1,045,652)	(558,945)	(1,044,765)	(963,751)	(450,339)	(358,829)
Annuity and death benefit payments	(1,777,414)	(1,017,651)	(3,138,835)	(2,471,826)	(931,351)	(706,234)

Net equity transactions	6,274,578	37,104,728	(5,089,795)	(10,094,905)	7,712,717	7,576,895

Net change in contract owners’ equity	4,403,915	39,852,058	(4,301,369)	16,243,383	11,371,851	8,750,165
Contract owners’ equity:
Beginning of period	79,398,871	39,546,813	114,605,999	98,362,616	33,463,891	24,713,726

End of period	$83,802,786	$79,398,871	$110,304,630	$114,605,999	$44,835,742	$33,463,891

Change in units:
Beginning units	5,341,388	2,826,162	3,583,087	3,894,798	1,674,323	1,295,226

Units purchased	2,231,996	3,335,574	650,964	495,662	814,343	963,438
Units redeemed	(1,787,107)	(820,348)	(819,408)	(807,373)	(461,499)	(584,341)

Ending units	5,786,277	5,341,388	3,414,643	3,583,087	2,027,167	1,674,323

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$463	$212	$87,244	$50,595	$10,538,262	$(9,235,326)
Reinvested capital gains	124	0	0	0	36,102,172	44,989,743
Realized gain (loss)	1,974	151	290,009	773,963	(3,751,078)	(9,936,352)
Unrealized gain (loss)	(5,667)	3,411	(3,344,103)	(1,283,506)	(66,429,486)	1,123,212

Net increase (decrease) in contract owners’ equity from operations	(3,106)	3,774	(2,966,850)	(458,948)	(23,540,130)	26,941,277

Equity transactions:
Contract purchase payments (note 1)	0	0	2,520,698	1,824,535	34,689,684	49,810,568
Extra credit fund deposit (note 1)	0	0	2,492	11,489	40,397	46,245
Transfers (to) and from other subaccounts	0	0	29,588,601	5,418,386	(24,977,893)	(435,160,938)
Transfers (to) and from fixed dollar contract	0	0	395,447	264,122	7,364,007	15,690,323
Withdrawals and surrenders	0	0	(1,313,804)	(833,166)	(6,714,915)	(15,521,505)
Surrender charges (note 2)	0	0	(5,263)	(3,141)	(197,442)	(237,886)
Annual contract charges (note 2)	(56)	(69)	(637,625)	(326,036)	(4,719,511)	(7,784,322)
Annuity and death benefit payments	(6,032)	0	(1,144,392)	(626,053)	(6,182,599)	(10,180,251)

Net equity transactions	(6,088)	(69)	29,406,154	5,730,136	(698,272)	(403,337,766)

Net change in contract owners’ equity	(9,194)	3,705	26,439,304	5,271,188	(24,238,402)	(376,396,489)
Contract owners’ equity:
Beginning of period	48,594	44,889	33,379,705	28,108,517	408,329,651	784,726,140

End of period	$39,400	$48,594	$59,819,009	$33,379,705	$384,091,249	$408,329,651

Change in units:
Beginning units	2,046	2,049	3,006,739	2,518,237	36,089,969	72,296,974

Units purchased	0	0	3,365,327	1,083,230	5,959,159	7,920,184
Units redeemed	(265)	(3)	(745,939)	(594,728)	(6,059,501)	(44,127,189)

Ending units	1,781	2,046	5,626,127	3,006,739	35,989,627	36,089,969

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 2						Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,957,287	$4,778,608	$(250,239)	$(902,227)	$3,266,967	$1,063,932	$(535,479)	$(361,384)
Reinvested capital gains	0	0	11,824,344	11,915,447	5,588,811	0	1,174,695	1,513,010
Realized gain (loss)	206,440	2,178,380	(342,450)	16,325,342	1,478,271	4,678,170	3,634,072	3,934,874
Unrealized gain (loss)	(13,810,431)	(2,571,309)	(10,622,091)	(25,391,341)	(22,568,893)	(28,914,941)	(9,834,784)	1,724,655

Net increase (decrease) in contract owners’ equity from operations	(9,646,704)	4,385,679	609,564	1,947,221	(12,234,844)	(23,172,839)	(5,561,496)	6,811,155

Equity transactions:
Contract purchase payments (note 1)	1,344,383	1,387,476	66,670	751,673	1,694,576	2,029,683	1,017,080	900,034
Extra credit fund deposit (note 1)	4,777	4,041	420	1,789	5,905	4,646	2,966	2,056
Transfers (to) and from other subaccounts	(6,424,699)	(1,494,178)	(224,508)	(64,559,036)	5,491,443	20,600,379	604,282	(3,173,479)
Transfers (to) and from fixed dollar contract	159,984	(90,315)	89,474	213,684	274,730	600,628	480,907	184,743
Withdrawals and surrenders	(4,066,868)	(4,663,329)	(443,670)	(2,450,177)	(5,629,723)	(6,752,258)	(1,805,876)	(2,152,229)
Surrender charges (note 2)	(5,093)	(6,072)	(658)	(3,474)	(10,789)	(9,956)	(1,741)	(4,569)
Annual contract charges (note 2)	(1,170,253)	(1,208,541)	(221,406)	(787,093)	(2,083,806)	(2,069,154)	(713,334)	(720,581)
Annuity and death benefit payments	(4,846,897)	(4,744,416)	(930,045)	(2,413,873)	(6,451,215)	(6,170,688)	(1,901,331)	(1,812,104)

Net equity transactions	(15,004,666)	(10,815,334)	(1,663,723)	(69,246,507)	(6,708,879)	8,233,280	(2,317,047)	(6,776,129)

Net change in contract owners’ equity	(24,651,370)	(6,429,655)	(1,054,159)	(67,299,286)	(18,943,723)	(14,939,559)	(7,878,543)	35,026
Contract owners’ equity:
Beginning of period	127,060,971	133,490,626	19,586,552	86,885,838	176,000,207	190,939,766	59,854,277	59,819,251

End of period	$102,409,601	$127,060,971	$18,532,393	$19,586,552	$157,056,484	$176,000,207	$51,975,734	$59,854,277

Change in units:
Beginning units	7,618,970	8,260,533	1,087,105	5,043,483	12,382,534	11,785,186	3,781,409	4,238,531

Units purchased	378,093	680,017	52,706	380,269	1,149,105	2,010,892	804,698	581,864
Units redeemed	(1,307,693)	(1,321,580)	(141,551)	(4,336,647)	(1,566,358)	(1,413,544)	(952,115)	(1,038,986)

Ending units	6,689,370	7,618,970	998,260	1,087,105	11,965,281	12,382,534	3,633,992	3,781,409

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount		Managed Tail Risk Fund II Primary Shares Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(602,698)	$(466,021)	$14,414,755	$5,635,919	$59,305	$(158,043)	$(48,508)
Reinvested capital gains	5,272,042	4,112,403	2,292,740	22,826,902	89,257	3,438,453	0
Realized gain (loss)	839,039	2,625,173	(5,993,650)	2,976,673	(1,268,060)	(484,032)	(19,803)
Unrealized gain (loss)	(4,851,946)	(3,627,820)	(59,318,253)	(25,967,050)	(4,350,185)	(4,327,469)	(457,175)

Net increase (decrease) in contract owners’ equity from operations	656,437	2,643,735	(48,604,408)	5,472,444	(5,469,683)	(1,531,091)	(525,486)

Equity transactions:
Contract purchase payments (note 1)	3,487,301	2,897,059	86,638,810	125,476,942	10,192,793	39,771,695	9,583,586
Extra credit fund deposit (note 1)	9,614	2,860	74,873	72,019	10,974	25,495	5,320
Transfers (to) and from other subaccounts	17,165,348	(2,526,831)	(35,257,729)	42,926,350	(3,663,754)	7,164,041	(110,190)
Transfers (to) and from fixed dollar contract	436,412	268,442	24,617,016	29,547,462	5,998,417	8,251,013	1,774,770
Withdrawals and surrenders	(1,706,395)	(1,127,860)	(6,125,755)	(4,581,814)	(566,668)	(350,501)	(10,781)
Surrender charges (note 2)	(9,043)	(4,741)	(167,281)	(123,628)	(21,305)	(4,669)	(5)
Annual contract charges (note 2)	(521,716)	(386,982)	(5,253,053)	(3,535,383)	(610,436)	(117,451)	(5)
Annuity and death benefit payments	(949,452)	(594,329)	(7,943,137)	(3,883,292)	(1,021,038)	(415,040)	(15,643)

Net equity transactions	17,912,069	(1,472,382)	56,583,744	185,898,656	10,318,983	54,324,583	11,227,052

Net change in contract owners’ equity	18,568,506	1,171,353	7,979,336	191,371,100	4,849,300	52,793,492	10,701,566
Contract owners’ equity:
Beginning of period	36,612,345	35,440,992	480,264,204	288,893,104	58,649,430	5,855,938	0

End of period	$55,180,851	$36,612,345	$488,243,540	$480,264,204	$63,498,730	$58,649,430	$10,701,566

Change in units:
Beginning units	2,656,471	2,790,184	35,080,848	21,623,404	5,929,427	576,089	0

Units purchased	2,338,986	1,183,360	11,468,209	16,548,786	2,424,639	5,778,823	1,206,755
Units redeemed	(1,177,005)	(1,317,073)	(7,429,660)	(3,091,342)	(1,382,198)	(425,485)	(35,671)

Ending units	3,818,452	2,656,471	39,119,397	35,080,848	6,971,868	5,929,427	1,171,084

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(264,678)	$(1,447,922)	$(37,918)	$26,821	$(231,612)	$(193,729)	$(2,025,193)	$(1,644,375)
Reinvested capital gains	38,726,656	61,362,096	989,318	732,560	1,186,350	3,234,798	3,614,186	1,213,532
Realized gain (loss)	2,752,973	39,973,681	925,663	425,032	595,008	1,244,600	681,210	717,579
Unrealized gain (loss)	(59,448,271)	(57,988,859)	(2,177,354)	686,159	(1,283,610)	(2,377,420)	(14,489,099)	3,434,596

Net increase (decrease) in contract owners’ equity from operations	(18,233,320)	41,898,996	(300,291)	1,870,572	266,136	1,908,249	(12,218,896)	3,721,332

Equity transactions:
Contract purchase payments (note 1)	9,059,964	12,925,044	2,026,614	2,009,617	1,483,438	818,735	28,263,482	37,897,878
Extra credit fund deposit (note 1)	17,346	24,893	498	2,177	1,180	303	27,567	41,880
Transfers (to) and from other subaccounts	4,867,746	(117,088,965)	(2,647,906)	5,670,987	952,956	(921,251)	(2,662,799)	1,571,250
Transfers (to) and from fixed dollar contract	2,006,707	3,409,226	203,502	120,119	635,939	432,863	8,410,260	11,432,458
Withdrawals and surrenders	(11,197,065)	(12,168,093)	(398,167)	(147,327)	(872,265)	(319,112)	(2,808,466)	(1,725,237)
Surrender charges (note 2)	(53,864)	(113,064)	(4,694)	(3,213)	(11,605)	(1,461)	(83,188)	(48,430)
Annual contract charges (note 2)	(3,934,457)	(4,558,266)	(184,201)	(122,862)	(207,400)	(175,115)	(1,693,676)	(1,182,650)
Annuity and death benefit payments	(6,581,638)	(6,454,288)	(285,086)	(156,488)	(309,511)	(242,826)	(2,206,387)	(1,457,339)

Net equity transactions	(5,815,261)	(124,023,513)	(1,289,440)	7,373,010	1,672,732	(407,864)	27,246,793	46,529,810

Net change in contract owners’ equity	(24,048,581)	(82,124,517)	(1,589,731)	9,243,582	1,938,868	1,500,385	15,027,897	50,251,142
Contract owners’ equity:
Beginning of period	334,208,036	416,332,553	17,488,460	8,244,878	17,154,275	15,653,890	152,018,061	101,766,919

End of period	$310,159,455	$334,208,036	$15,898,729	$17,488,460	$19,093,143	$17,154,275	$167,045,958	$152,018,061

Change in units:
Beginning units	24,752,343	34,313,834	1,109,905	597,078	1,081,223	1,111,399	12,941,890	8,883,962

Units purchased	3,570,134	2,501,385	565,917	692,218	467,104	295,963	4,043,070	5,155,086
Units redeemed	(3,984,317)	(12,062,876)	(662,032)	(179,391)	(367,608)	(326,139)	(1,680,063)	(1,097,158)

Ending units	24,338,160	24,752,343	1,013,790	1,109,905	1,180,719	1,081,223	15,304,897	12,941,890

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,349,124	$4,989,665	$(311,918)	$(2,395,763)	$7,891,132	$2,177,557	$707,932	$619,029
Reinvested capital gains	0	0	15,135,140	33,059,930	14,243,758	0	72,927	36,842
Realized gain (loss)	787,181	4,494,903	(760,199)	53,105,087	4,503,729	9,805,712	184,343	534,737
Unrealized gain (loss)	(16,379,997)	(5,245,775)	(13,371,140)	(79,625,667)	(59,738,278)	(69,567,281)	(4,173,373)	(577,548)

Net increase (decrease) in contract owners’ equity from operations	(11,243,692)	4,238,793	691,883	4,143,587	(33,099,659)	(57,584,012)	(3,208,171)	613,060

Equity transactions:
Contract purchase payments (note 1)	7,214,837	12,314,909	873,033	5,694,379	14,135,630	16,966,300	2,145,581	3,321,166
Extra credit fund deposit (note 1)	12,278	46,204	3,080	7,330	25,549	25,821	2,978	8,958
Transfers (to) and from other subaccounts	(15,075,250)	(580,630)	3,475,826	(214,919,421)	19,192,887	62,308,639	(2,152,263)	2,241,917
Transfers (to) and from fixed dollar contract	1,017,733	1,518,935	138,297	1,500,390	2,787,697	3,366,057	679,715	636,094
Withdrawals and surrenders	(6,638,330)	(5,829,255)	(1,048,074)	(5,718,282)	(14,048,880)	(12,864,368)	(2,264,834)	(1,451,067)
Surrender charges (note 2)	(52,751)	(44,538)	(3,094)	(57,901)	(69,062)	(110,652)	(10,989)	(13,796)
Annual contract charges (note 2)	(1,354,284)	(1,409,656)	(264,397)	(2,141,805)	(5,263,327)	(4,984,546)	(488,280)	(458,899)
Annuity and death benefit payments	(3,346,350)	(3,717,526)	(614,776)	(2,864,824)	(8,307,883)	(6,910,369)	(1,265,942)	(1,425,259)

Net equity transactions	(18,222,117)	2,298,443	2,559,895	(218,500,134)	8,452,611	57,796,882	(3,354,034)	2,859,114

Net change in contract owners’ equity	(29,465,809)	6,537,236	3,251,778	(214,356,547)	(24,647,048)	212,870	(6,562,205)	3,472,174
Contract owners’ equity:
Beginning of period	147,946,432	141,409,196	23,756,365	238,112,912	446,238,018	446,025,148	46,203,856	42,731,682

End of period	$118,480,623	$147,946,432	$27,008,143	$23,756,365	$421,590,970	$446,238,018	$39,641,651	$46,203,856

Change in units:
Beginning units	11,018,841	10,892,020	1,631,592	17,021,334	44,353,149	38,925,169	3,609,116	3,398,828

Units purchased	1,303,187	2,870,925	547,705	1,211,477	6,748,223	9,298,338	548,992	756,520
Units redeemed	(2,713,816)	(2,744,104)	(375,211)	(16,601,219)	(5,676,364)	(3,870,358)	(836,942)	(546,232)

Ending units	9,608,212	11,018,841	1,804,086	1,631,592	45,425,008	44,353,149	3,321,166	3,609,116

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,612,417)	$(3,987,683)	$(632,138)	$(849,867)	$(1,259,300)	$(1,206,909)
Reinvested capital gains	69,328,389	62,826,721	0	0	5,674,923	7,688,324
Realized gain (loss)	(10,804,733)	14,949,036	(3,075,222)	551,226	2,820,944	5,941,183
Unrealized gain (loss)	(90,277,055)	(106,264,520)	(9,098,737)	(8,201,332)	(11,524,760)	(11,053,946)

Net increase (decrease) in contract owners’ equity from operations	(35,365,816)	(32,476,446)	(12,806,097)	(8,499,973)	(4,288,193)	1,368,652

Equity transactions:
Contract purchase payments (note 1)	11,766,494	20,763,721	1,741,656	2,092,382	4,929,813	5,438,193
Extra credit fund deposit (note 1)	10,003	20,276	3,301	1,873	21,147	35,039
Transfers (to) and from other subaccounts	(87,995,913)	(23,723,110)	1,708,134	(1,963,170)	1,770,390	13,222,174
Transfers (to) and from fixed dollar contract	238,379	3,947,895	(161,762)	308,450	57,506	894,616
Withdrawals and surrenders	(12,570,195)	(13,876,011)	(1,769,849)	(2,058,960)	(3,379,695)	(2,562,879)
Surrender charges (note 2)	(62,320)	(111,843)	(10,337)	(9,976)	(16,526)	(11,016)
Annual contract charges (note 2)	(4,656,901)	(5,278,155)	(666,443)	(769,176)	(1,105,601)	(953,659)
Annuity and death benefit payments	(9,039,663)	(8,892,563)	(1,223,048)	(1,247,946)	(2,610,078)	(1,747,600)

Net equity transactions	(102,310,116)	(27,149,790)	(378,348)	(3,646,523)	(333,044)	14,314,868

Net change in contract owners’ equity	(137,675,932)	(59,626,236)	(13,184,445)	(12,146,496)	(4,621,237)	15,683,520
Contract owners’ equity:
Beginning of period	444,752,384	504,378,620	55,154,702	67,301,198	100,560,154	84,876,634

End of period	$307,076,452	$444,752,384	$41,970,257	$55,154,702	$95,938,917	$100,560,154

Change in units:
Beginning units	29,714,268	31,496,692	6,439,295	6,757,510	4,209,324	3,606,222

Units purchased	2,191,267	4,450,946	1,907,270	2,067,054	1,159,722	1,997,948
Units redeemed	(9,240,545)	(6,233,370)	(1,965,945)	(2,385,269)	(1,180,606)	(1,394,846)

Ending units	22,664,990	29,714,268	6,380,620	6,439,295	4,188,440	4,209,324

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(433,889)	$(1,846,366)	$85,076	$(2,309,540)	$460,860	$(3,701,381)
Reinvested capital gains	12,562,987	4,010,876	19,003,694	9,798,934	3,389,690	0
Realized gain (loss)	2,886,372	6,814,730	7,084,363	9,375,958	14,814,643	9,240,130
Unrealized gain (loss)	(46,299,435)	(785,201)	(93,994,209)	(5,658,478)	(100,824,882)	(5,833,782)

Net increase (decrease) in contract owners’ equity from operations	(31,283,965)	8,194,039	(67,821,076)	11,206,874	(82,159,689)	(295,033)

Equity transactions:
Contract purchase payments (note 1)	28,330,160	74,366,949	47,338,828	125,276,824	27,363,700	74,400,782
Extra credit fund deposit (note 1)	37,494	57,056	52,530	143,925	23,344	78,441
Transfers (to) and from other subaccounts	(49,535,281)	(30,133,599)	(76,392,469)	(13,266,939)	(108,548,465)	26,535,556
Transfers (to) and from fixed dollar contract	10,385,771	22,673,199	21,218,471	43,693,393	9,085,309	21,299,555
Withdrawals and surrenders	(8,793,581)	(7,914,601)	(13,616,558)	(11,643,567)	(10,370,870)	(9,142,673)
Surrender charges (note 2)	(267,696)	(195,545)	(471,369)	(361,157)	(315,106)	(303,708)
Annual contract charges (note 2)	(6,132,922)	(5,461,712)	(10,201,336)	(8,624,072)	(9,689,939)	(8,952,298)
Annuity and death benefit payments	(7,928,777)	(6,846,420)	(12,301,980)	(8,068,132)	(10,168,402)	(6,274,635)

Net equity transactions	(33,904,832)	46,545,327	(44,373,883)	127,150,275	(102,620,429)	97,641,020

Net change in contract owners’ equity	(65,188,797)	54,739,366	(112,194,959)	138,357,149	(184,780,118)	97,345,987
Contract owners’ equity:
Beginning of period	542,450,717	487,711,351	892,532,662	754,175,513	856,379,558	759,033,571

End of period	$477,261,920	$542,450,717	$780,337,703	$892,532,662	$671,599,440	$856,379,558

Change in units:
Beginning units	47,867,095	43,764,170	76,243,737	65,358,277	73,248,450	64,899,624

Units purchased	5,446,700	11,038,225	8,504,867	17,643,240	6,410,352	13,214,075
Units redeemed	(8,619,997)	(6,935,300)	(12,608,730)	(6,757,780)	(15,573,861)	(4,865,249)

Ending units	44,693,798	47,867,095	72,139,874	76,243,737	64,084,941	73,248,450

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 3			MFS® Variable Insurance Trust II Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)
	2015 (b)	2015 (b)	2015 (b)	2015 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$70,512	$132,120	$90,148	$(94,379)
Reinvested capital gains	309,269	508,792	57,535	1,032,600
Realized gain (loss)	(275,208)	(388,175)	(237,337)	(45,400)
Unrealized gain (loss)	(865,654)	(2,147,224)	(1,054,450)	(1,314,242)

Net increase (decrease) in contract owners’ equity from operations	(761,081)	(1,894,487)	(1,144,104)	(421,421)

Equity transactions:
Contract purchase payments (note 1)	20,050,227	33,919,846	18,290,078	947,674
Extra credit fund deposit (note 1)	19,165	20,525	10,186	4,182
Transfers (to) and from other subaccounts	(2,599,120)	(2,875,062)	(1,908,682)	18,217,599
Transfers (to) and from fixed dollar contract	2,381,857	4,971,588	2,049,889	(214,488)
Withdrawals and surrenders	(66,682)	(75,549)	(18,069)	(531,453)
Surrender charges (note 2)	(2,378)	(2,612)	(338)	(8,117)
Annual contract charges (note 2)	(229)	(233)	(4)	(123,877)
Annuity and death benefit payments	(43,684)	(47,665)	(24,133)	(263,719)

Net equity transactions	19,739,156	35,910,838	18,398,927	18,027,801

Net change in contract owners’ equity	18,978,075	34,016,351	17,254,823	17,606,380
Contract owners’ equity:
Beginning of period	0	0	0	0

End of period	$18,978,075	$34,016,351	$17,254,823	$17,606,380

Change in units:
Beginning units	0	0	0	0

Units purchased	2,377,200	4,164,504	2,220,364	2,101,761
Units redeemed	(312,529)	(367,962)	(248,189)	(296,317)

Ending units	2,064,671	3,796,542	1,972,175	1,805,444

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(d)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 5	Legg Mason Partners Variable Income Trust - Class II
	Franklin VolSmart Allocation VIP Subaccount	Western Asset Core Plus VIT Subaccount	Total Subaccounts
	2015 (b)	2015 (b)	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$43,443	$2,754,498	$61,199,457	$(2,474,285)
Reinvested capital gains	797,510	0	614,144,205	546,479,830
Realized gain (loss)	5,368	(41,065)	278,860,801	509,321,579
Unrealized gain (loss)	(1,335,122)	(5,617,107)	(1,807,191,055)	(477,696,758)

Net increase (decrease) in contract owners’ equity from operations	(488,801)	(2,903,674)	(852,986,592)	575,630,366

Equity transactions:
Contract purchase payments (note 1)	13,536,584	1,475,112	$1,546,255,098	1,754,933,193
Extra credit fund deposit (note 1)	3,366	605	1,658,971	1,966,443
Transfers (to) and from other subaccounts	40,051,387	332,970,923	0	0
Transfers (to) and from fixed dollar contract	2,094,660	491,106	331,628,070	414,932,232
Withdrawals and surrenders	(117,213)	(3,166,840)	(574,565,210)	(585,647,996)
Surrender charges (note 2)	(3,393)	(12,417)	(4,694,691)	(4,706,933)
Annual contract charges (note 2)	(125,772)	(977,459)	(213,508,514)	(190,278,821)
Annuity and death benefit payments	(172,159)	(2,766,274)	(426,346,944)	(353,393,704)

Net equity transactions	55,267,460	328,014,756	660,426,780	1,037,804,414

Net change in contract owners’ equity	54,778,659	325,111,082	(192,559,812)	1,613,434,780
Contract owners’ equity:
Beginning of period	0	0	19,168,749,162	17,555,314,382

End of period	$54,778,659	$325,111,082	$18,976,189,350	$19,168,749,162

Change in units:
Beginning units	0	0	1,277,894,163	1,200,950,430

Units purchased	6,001,287	34,533,527	372,522,894	374,880,941
Units redeemed	(112,627)	(1,127,349)	(282,423,771)	(297,937,208)

Ending units	5,888,660	33,406,178	1,367,993,286	1,277,894,163

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2015

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Global Research, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Variable Trust: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, INTECH U.S. Low Volatility, and Flexible Bond

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Product Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II, Managed Tail Risk Fund II Service Shares and Managed Tail Risk Fund II Primary Shares

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $31.0 million and $24.3 million from Ohio National Fund, Inc. for the periods ended December 31, 2015 and 2014, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2015.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

On November 19, 2015, the Board of Directors of the Ohio National Fund, Inc. approved the liquidation and termination of the Money Market Portfolio subject to the approval by the Portfolio’s shareholders of a Plan of Liquidation. On February 24, 2016, a special meeting of the shareholders of the Money Market Portfolio was held, whereby the shareholders approved the liquidation of the Portfolio effective at the end of business on February 26, 2016. In accordance with the approved Plan of Liquidation, the Money Market Portfolio was liquidated on that date and all redemption proceeds were transferred to the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

At a meeting held on November 17-18, 2015, the Board of Trustees of Wells Fargo Variable Trust unanimously approved the liquidation of the Small Cap Value Fund. The liquidation of that fund (and related subaccount) is expected to occur after close of business on or about April 29, 2016.

The Account has evaluated for possible subsequent events through April 6, 2016, which is the date these financial statements were issued, and there are no other additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Annual Stepped-up Death Benefit
Guaranteed Minimum Death Benefit Rider:	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR80 Plus (1)	0.45%	0.45%	0.45%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.70%	0.70%	0.70%
5% GMDBR85 Plus (1)
Annual Reset Death Benefit Rider:	0.60%	0.60%	0.60%
ARDBR (1)	0 95% to 1.00%	NA	NA
ARDBR II at issue ages through 74 (1)	1.10% to 1.15%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
ARDBR 2009 (1)
Premium Protection or Joint Premium Protection death benefit:	0.10%	0.10%	0.10%
Issue ages through 70	0.25%	0.25%	0.25%
Issue ages 71 through 75
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% /0.30%	0.15% /0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% /0.60%	0.30% /0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.25% to 0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 1.30%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	0.95% to 1.00%	0.95% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	1.10% to 1.15%	1.10% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (‘‘GEB’’)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (‘‘GMIB’’)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.35% to 1.65%	1.35% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	1.05% to 1.50%	1.05% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective March 27, 2015, the MFS Investors Growth Stock Series - Service Class of MFS Variable Insurance Trust was merged into the MFS Massachusetts Investors Growth Stock Portfolio - Service Class of MFS Variable Insurance Trust II.

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$18,976,189,350	$0	$0	$18,976,189,350

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2015.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$122,568,021	$87,318,311
Money Market Subaccount	131,848,058	112,192,722
Bond Subaccount	41,447,554	41,698,323
Omni Subaccount	16,463,289	4,264,613
International Subaccount	14,863,012	28,989,918
Capital Appreciation Subaccount	58,829,564	66,606,984
International Small-Mid Company Subaccount	22,298,257	17,352,605
Aggressive Growth Subaccount	14,569,641	5,952,761
Small Cap Growth Subaccount	67,521,542	41,735,072
Mid Cap Opportunity Subaccount	10,791,667	12,080,940
S&P 500® Index Subaccount	90,798,208	67,603,863
Strategic Value Subaccount	43,751,117	71,192,622
High Income Bond Subaccount	22,310,168	52,732,625
ClearBridge Small Cap Subaccount	34,343,297	15,613,944
Nasdaq-100® Index Subaccount	36,022,416	31,842,122
Bristol Subaccount	21,692,154	44,321,479
Bryton Growth Subaccount	30,594,095	42,235,938
Balanced Subaccount	188,046,657	151,594,737
Target VIP Subaccount	3,401,370	9,939,719
Bristol Growth Subaccount	40,195,568	54,358,905
Risk Managed Balanced Subaccount	128,046,374	11,397,659
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	56,345	111,115
VIP Equity-Income Subaccount	107,805	66,230
VIP High Income Subaccount	3,490	8,641
Janus Aspen Series - Institutional Shares:
Janus Subaccount	952,561	1,344,714
Overseas Subaccount	134,897	344,799
Global Research Subaccount	143,998	290,783
Balanced Subaccount	401,370	1,374,520
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	10,352,009	9,886,010
ClearBridge Variable Large Cap Value Subaccount	25,988,104	20,547,144
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	577,353,961	184,250,480
Wells Fargo Variable Trust:
Opportunity Subaccount	367,838	487,190
Small Cap Value Subaccount	720	20,019
Discovery Subaccount	564,820	698,965
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	160,751	175,448
U.S. Real Estate Subaccount	142,673	919,566
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	43,308,825	36,728,613
U.S. Equity Insights Subaccount	4,984,737	8,092,945
Strategic Growth Subaccount	1,694,160	1,807,916
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	87,163,793	64,310,064
U.S. Small-Mid Cap Equity Subaccount	10,432,334	8,001,269
U.S. Strategic Equity Subaccount	2,698,049	1,289,872
International Equity Subaccount	102,536,286	109,601,531
Global Dynamic Multi Asset Subaccount	67,370,186	24,435,252
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	8,724,168	28,192,266
Jennison Subaccount	17,623,292	7,987,877
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	108,522,529	85,007,715
VIP Contrafund® Subaccount	118,170,572	84,067,335
VIP Growth Subaccount	26,709,696	23,987,604
VIP Equity-Income Subaccount	36,604,111	34,543,717
VIP Real Estate Subaccount	45,943,005	56,359,119
VIP Target Volatility Subaccount	107,756,673	23,637,659

Janus Aspen Series - Service Shares:
Janus Subaccount	$12,160,234	$5,840,974
Global Research Subaccount	13,989,076	9,875,609
Balanced Subaccount	40,360,909	35,013,669
Overseas Subaccount	39,227,687	57,674,704
INTECH U.S. Low Volatility Subaccount	344,317,322	108,080,786
Flexible Bond Subaccount	14,136,767	669,619
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	22,120,503	12,109,766
Mid Cap Value Subaccount	55,901,849	48,438,703
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	1,395	17,038
VPS Small Cap Growth Subaccount	7,865	625
VPS Dynamic Asset Allocation Subaccount	44,050,557	52,941,901
VPS Global Risk Allocation-Moderate Subaccount	52,259,483	1,406,374
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	3,869,268	11,496,363
Investors Growth Stock Subaccount	2,403,176	21,031,760
Mid Cap Growth Subaccount	14,623,068	7,839,940
Total Return Subaccount	10,191,235	13,622,830
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	84,317,751	113,647,597
Total Return Subaccount	190,607,568	656,911,433
Global Bond Subaccount	12,511,251	39,548,765
CommodityRealReturn® Strategy Subaccount	12,333,410	11,367,318
Global Diversified Allocation Subaccount	216,749,986	45,092,800
Short-Term Subaccount	29,495,514	18,923,488
Low Duration Subaccount	106,671,058	4,612,418
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	2,550	20,665
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	4,535,373	10,324,200
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	97,146,433	157,479,588
Micro-Cap Subaccount	12,850,907	19,139,940
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	35,539,296	27,656,722
U.S. Real Estate Subaccount	21,635,557	26,872,402
Growth Subaccount	22,747,209	10,394,828
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock I Subaccount	1,000	6,501
Invesco V.I. International Growth Series II Subaccount	38,406,882	8,913,484
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	119,108,256	73,166,094
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	11,614,940	22,662,319
Franklin Flex Cap Growth VIP Subaccount	12,817,154	2,906,772
Templeton Foreign VIP Subaccount	26,891,794	24,744,895
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	14,045,218	15,723,049
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	40,143,965	17,562,552
Managed Volatility Fund II Subaccount	177,690,341	104,399,102
Managed Tail Risk Fund II Service Shares Subaccount	24,757,351	14,289,806
Managed Tail Risk Fund II Primary Shares Subaccount	11,561,950	383,406
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	89,216,105	56,569,388
U.S. Equity Insights Subaccount	10,178,413	10,516,453
Strategic Growth Subaccount	8,775,647	6,148,177
Global Trends Allocation Subaccount	50,253,696	21,417,910
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	23,298,040	37,171,033
Franklin Flex Cap Growth VIP Subaccount	23,374,851	5,991,734
Templeton Foreign VIP Subaccount	94,039,678	63,452,177
Franklin Founding Funds Allocation VIP Subaccount	8,425,204	10,998,379
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	102,685,856	139,280,000
VIP Global Natural Resources Subaccount	15,500,336	16,510,822
VIP Science and Technology Subaccount	33,731,513	29,648,934

Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	$80,563,952	$102,339,686
TOPS® Managed Risk Moderate Growth ETF Subaccount	130,054,875	155,339,988
TOPS® Managed Risk Growth ETF Subaccount	87,700,547	186,470,426
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	23,086,865	2,967,928
TOPS® Managed Risk Moderate Growth ETF Subaccount	40,065,076	3,513,326
TOPS® Managed Risk Growth ETF Subaccount	20,824,087	2,277,477
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	22,116,407	3,150,385
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	57,352,916	1,244,503
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	342,848,788	12,079,534

Totals	$5,805,271,747	$4,469,501,305

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2015	37,727,018	$10.65 to $15.32	$480,204,182	0.65% to 1.80%	-5.39% to -4.31%	0.62%
2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%	0.61%
2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%	0.88%
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%	1.35%
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%	0.83%
Money Market Subaccount
2015	16,654,502	$9.21 to $10.14	$187,338,533	0.65% to 1.80%	-1.77% to -0.65%	0.00%
2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%	0.00%
2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%	0.00%
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%	0.00%
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%	0.00%
Bond Subaccount
2015	7,967,006	$10.27 to $13.17	$137,077,961	0.65% to 1.80%	-3.78% to -2.68%	0.00%
2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%	0.00%
2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%	0.00%
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%	0.00%
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%	0.00%
Omni Subaccount
2015	1,809,171	$17.10 to $27.50	$30,725,848	0.90% to 1.70%	0.44% to 1.24%	1.09%
2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%	0.93%
2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%	1.03%
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%	1.27%
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%	1.21%
International Subaccount
2015	13,325,047	$8.96 to $9.64	$140,713,981	0.65% to 1.80%	-2.16% to -1.04%	0.00%
2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%	0.00%
2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%	0.00%
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%	0.00%
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%	0.00%
Capital Appreciation Subaccount
2015	13,589,622	$14.23 to $17.31	$393,541,239	0.65% to 1.80%	-3.79% to -2.69%	0.74%
2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%	0.59%
2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%	0.42%
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%	0.59%
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%	0.38%
Millennium Subaccount (note 4)
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%	0.00%
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%	0.00%
International Small-Mid Company Subaccount
2015	3,193,474	$11.14 to $13.32	$63,722,997	0.65% to 1.80%	7.52% to 8.75%	0.00%
2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%	0.00%
2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%	0.00%
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%	0.00%
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%	0.00%
Aggressive Growth Subaccount
2015	3,163,739	$20.34 to $20.67	$38,105,750	0.65% to 1.70%	8.30% to 9.43%	0.00%
2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%	0.00%
2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%	0.00%
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%	0.00%
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%	0.00%
Small Cap Growth Subaccount
2015	13,736,168	$16.30 to $23.33	$198,072,962	0.65% to 1.80%	-1.96% to -0.84%	0.00%
2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%	0.00%
2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%	0.00%
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%	0.00%
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%	0.00%
Mid Cap Opportunity Subaccount
2015	2,550,387	$14.24 to $15.36	$58,385,262	0.65% to 1.80%	-6.73% to -5.66%	0.00%
2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%	0.00%
2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%	0.00%
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%	0.00%
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%	0.00%

S&P 500® Index Subaccount
2015	16,797,902	$15.46 to $16.42	$329,130,624	0.65% to 1.80%	-0.87% to 0.26%	1.44%
2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%	1.39%
2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%	1.49%
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%	1.51%
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%	1.36%
Strategic Value Subaccount
2015	18,122,578	$14.09 to $14.72	$295,233,932	0.65% to 1.80%	2.42% to 3.59%	2.88%
2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%	4.55%
2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%	3.07%
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%	2.62%
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%	2.07%
High Income Bond Subaccount
2015	8,601,913	$11.25 to $16.31	$175,868,028	0.65% to 1.80%	-4.78% to -3.69%	0.00%
2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%	0.00%
2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%	0.00%
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%	0.00%
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%	0.00%
ClearBridge Small Cap Subaccount
2015	2,527,734	$12.09 to $18.75	$83,882,596	0.65% to 1.80%	-4.19% to -3.09%	0.00%
2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%	0.00%
2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%	0.00%
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%	0.00%
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%	0.00%
Nasdaq-100® Index Subaccount
2015	11,661,011	$18.83 to $26.20	$121,139,341	0.65% to 1.80%	7.21% to 8.44%	0.68%
2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%	1.08%
2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%	0.82%
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%	0.69%
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%	0.37%
Bristol Subaccount
2015	9,561,638	$15.68 to $17.07	$203,350,753	0.65% to 1.80%	2.24% to 3.41%	0.49%
2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%	0.38%
2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%	0.47%
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%	0.57%
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%	0.48%
Bryton Growth Subaccount
2015	9,074,165	$13.03 to $16.20	$150,956,801	0.65% to 1.80%	-5.94% to -4.87%	0.00%
2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%	0.00%
2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%	0.00%
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%	0.00%
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%	0.00%
U.S. Equity Subaccount (note 4)
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%	0.58%
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%	0.00%
Balanced Subaccount
2015	49,052,777	$12.68 to $15.35	$840,014,109	0.65% to 1.80%	-0.33% to 0.81%	1.29%
2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%	1.46%
2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%	1.24%
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%	0.00%
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%	1.98%
Income Opportunity Subaccount (note 4)
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%	0.00%
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%	0.00%
Target VIP Subaccount
2015	3,207,584	$13.39 to $18.80	$43,908,922	0.65% to 1.70%	-4.86% to -3.87%	1.36%
2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%	1.60%
2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%	0.82%
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%	1.36%
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%	0.96%
Target Equity/Income Subaccount (note 4)
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%	1.97%
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%	1.54%

Bristol Growth Subaccount
2015	6,713,624	$15.60 to $16.71	$108,295,223	0.65% to 1.80%	3.85% to 5.04%		0.40%
2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%		0.30%
2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
Risk Managed Balanced Subaccount
2015	14,258,313	$10.37 to $10.57	$148,964,082	0.65% to 1.80%	-3.06% to -1.96%		0.45%
2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%	(b)	0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2015	31,297	$30.13	$942,958	1.30%	5.80%		0.26%
2014	33,884	$28.48	$964,948	1.30%	9.87%		0.18%
2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
2011	52,871	$17.01	$899,424	1.30%	-1.08%		0.35%
VIP Equity-Income Subaccount
2015	29,370	$25.76	$756,448	1.30%	-5.20%		3.19%
2014	31,125	$27.17	$845,602	1.30%	7.32%		2.74%
2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
2011	40,570	$17.28	$701,092	1.30%	-0.32%		2.37%
VIP High Income Subaccount
2015	2,952	$16.77	$49,510	1.30%	-4.86%		6.16%
2014	3,391	$17.63	$59,782	1.30%	-0.14%		5.17%
2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
2011	5,753	$14.97	$86,119	1.30%	2.70%		5.93%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2015	229,642	$14.41 to $18.42	$4,156,979	0.90% to 1.50%	3.79% to 4.41%		0.61%
2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%		0.37%
2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%		0.58%
Overseas Subaccount
2015	67,073	$20.55 to $22.82	$1,430,040	0.90% to 1.50%	-9.94% to -9.41%		0.59%
2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%		3.02%
2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%		0.46%
Global Research Subaccount
2015	148,239	$12.27 to $14.35	$2,032,091	0.90% to 1.50%	-3.73% to -3.16%		0.65%
2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%		1.08%
2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%
2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%		0.55%
Balanced Subaccount
2015	213,639	$23.69 to $28.35	$5,780,296	0.90% to 1.50%	-0.87% to -0.28%		1.58%
2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%		1.73%
2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
ClearBridge Variable Dividend Strategy Subaccount
2015	1,429,575	$15.36 to $18.07	$26,780,599	0.65% to 1.70%	-5.90% to -4.92%		1.79%
2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%		2.39%
2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
ClearBridge Variable Large Cap Value Subaccount
2015	3,221,078	$14.93 to $15.78	$71,348,410	0.65% to 1.80%	-4.59% to -3.50%		1.54%
2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%		3.10%
2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2015	137,453,060	$12.17 to $12.73	$1,701,689,028	0.65% to 1.80%	-6.94% to -5.88%		1.13%
2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%		1.77%
2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Variable Trust:
Opportunity Subaccount
2015	117,852	$25.39 to $26.22	$3,158,659	0.90% to 1.50%	-4.52% to -3.95%		0.13%
2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%		0.06%
2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
Small Cap Value Subaccount
2015	16,828	$15.85 to $17.30	$267,045	0.90% to 1.40%	-11.87% to -11.43%		0.24%
2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%		0.35%
2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
Discovery Subaccount
2015	126,346	$18.02 to $27.34	$3,399,070	0.90% to 1.50%	-2.92% to -2.34%		0.00%
2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%		0.00%
2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2015	65,049	$17.15 to $18.72	$1,122,654	0.90% to 1.40%	-2.02% to -1.54%		3.36%
2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%		3.09%
2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
U.S. Real Estate Subaccount
2015	49,153	$41.60 to $53.53	$2,238,287	0.90% to 1.50%	0.66% to 1.26%		1.35%
2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%		1.42%
2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2015	12,170,000	$13.70 to $14.53	$182,667,376	0.65% to 1.50%	-5.83% to -5.03%		1.41%
2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%		1.24%
2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
U.S. Equity Insights Subaccount
2015	1,535,472	$17.60 to $19.55	$27,914,631	0.90% to 1.50%	-1.67% to -1.09%		1.32%
2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%		1.44%
2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
Strategic Growth Subaccount
2015	488,893	$16.59 to $18.90	$9,435,392	0.90% to 1.50%	1.87% to 2.47%		0.34%
2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%		0.36%
2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2015	15,638,722	$7.00 to $11.06	$336,771,402	0.65% to 1.80%	-21.47% to -20.57%		1.15%
2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%		1.64%
2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%

U.S. Small-Mid Cap Equity Subaccount
2015	1,485,074	$12.83 to $16.26	$40,137,010	0.65% to 1.80%	-4.11% to -3.01%		0.00%
2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%		0.00%
2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
U.S. Strategic Equity Subaccount
2015	405,875	$14.12 to $16.32	$6,625,550	0.90% to 1.80%	-7.11% to -6.28%		0.44%
2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%		0.69%
2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
International Equity Subaccount
2015	41,863,370	$11.52 to $11.86	$612,809,156	0.65% to 1.80%	-0.05% to 1.09%		1.58%
2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%		1.57%
2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
Global Dynamic Multi Asset Subaccount
2015	15,198,498	$12.10 to $12.62	$186,718,089	0.65% to 1.80%	-2.21% to -1.09%		0.00%
2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%		0.68%
2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2015	5,720,744	$13.48 to $17.18	$123,526,168	0.65% to 1.80%	3.99% to 5.18%		0.00%
2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%		0.00%
2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
Jennison Subaccount
2015	2,447,299	$16.83 to $20.76	$35,966,039	0.65% to 1.80%	9.07% to 10.31%		0.00%
2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%		0.00%
2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2015	15,535,107	$13.09 to $17.71	$478,344,891	0.65% to 1.80%	-3.37% to -2.26%		0.25%
2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%		0.02%
2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
VIP Contrafund® Subaccount
2015	24,152,170	$14.56 to $17.21	$489,104,435	0.65% to 1.80%	-1.36% to -0.23%		0.80%
2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%		0.75%
2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
VIP Growth Subaccount
2015	6,064,373	$15.90 to $18.64	$75,514,440	0.65% to 1.80%	5.01% to 6.21%		0.03%
2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%		0.00%
2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
VIP Equity-Income Subaccount
2015	8,612,556	$13.35 to $13.56	$150,472,859	0.65% to 1.80%	-5.93% to -4.86%		2.85%
2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%		2.68%
2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
VIP Real Estate Subaccount
2015	9,912,352	$14.40 to $15.79	$151,883,177	0.65% to 1.80%	1.66% to 2.82%		1.63%
2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%		1.60%
2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%

VIP Target Volatility Subaccount
2015	17,024,776	$11.38 to $11.75	$196,088,443	0.65% to 1.80%	-3.09% to -1.98%		1.25%
2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%		1.36%
2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Service Shares:
Janus Subaccount
2015	2,561,539	$18.03 to $18.73	$27,902,225	0.65% to 1.70%	3.32% to 4.40%		0.47%
2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%		0.22%
2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
Global Research Subaccount
2015	3,928,438	$13.19 to $15.24	$32,915,613	0.65% to 1.70%	-4.16% to -3.16%		0.55%
2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%		0.96%
2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
Balanced Subaccount
2015	8,467,870	$13.08 to $18.09	$164,242,156	0.65% to 1.80%	-1.37% to -0.24%		1.38%
2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%		1.51%
2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
Overseas Subaccount
2015	16,314,531	$6.88 to $9.86	$176,977,613	0.65% to 1.80%	-10.42% to -9.39%		0.51%
2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%		2.97%
2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
INTECH U.S. Low Volatility Subaccount
2015	46,025,825	$14.32 to $14.86	$668,007,696	0.65% to 1.80%	2.25% to 3.42%		1.67%
2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%		0.90%
2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%
Flexible Bond Subaccount
2015	1,355,569	$9.76 to $9.83	$13,272,446	0.65% to 1.70%	-2.39%(a) to -1.71%	(b)	3.04%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2015	1,805,490	$14.56 to $16.62	$38,365,235	0.65% to 1.80%	-6.96% to -5.89%		0.14%
2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%		0.14%
2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
Mid Cap Value Subaccount
2015	6,430,115	$15.73 to $19.10	$223,406,213	0.65% to 1.80%	-4.38% to -3.28%		1.01%
2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%		0.78%
2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount
2015	5,867	$17.54	$102,916	1.40%	0.03%		1.21%
2014	6,726	$17.54	$117,944	1.40%	7.78%		1.10%
2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
VPS Small Cap Growth Subaccount
2015	1,662	$25.38	$42,169	1.40%	-2.89%		0.00%
2014	1,662	$26.13	$43,431	1.40%	-3.43%		0.00%
2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%

VPS Dynamic Asset Allocation Subaccount
2015	21,770,431	$11.22 to $11.81	$249,182,652	0.65% to 1.80%	-3.05% to -1.94%		0.66%
2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%		0.38%
2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
VPS Global Risk Allocation-Moderate Subaccount
2015	5,425,154	$9.32 to $9.40	$50,734,750	0.65% to 1.80%	-6.75%(a) to -6.04%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2015	891,297	$11.63 to $18.74	$18,537,205	0.65% to 1.80%	-3.88% to -2.78%		0.00%
2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%		0.00%
2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
Investors Growth Stock Subaccount (note 4)
2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%		0.28%
2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
Mid Cap Growth Subaccount
2015	2,730,898	$14.94 to $16.29	$39,265,650	0.65% to 1.80%	2.59% to 3.76%		0.00%
2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%		0.00%
2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
Total Return Subaccount
2015	3,351,221	$14.58 to $14.71	$59,720,114	0.65% to 1.70%	-2.24% to -1.22%		2.33%
2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%		1.71%
2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2015	32,240,007	$9.70 to $13.57	$494,400,701	0.65% to 1.80%	-4.43% to -3.33%		3.93%
2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%		1.41%
2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
Total Return Subaccount
2015	53,253,486	$10.42 to $15.48	$868,677,370	0.65% to 1.80%	-1.31% to -0.18%		4.31%
2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%		2.16%
2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
Global Bond Subaccount
2015	4,912,477	$9.06 to $13.88	$78,502,125	0.65% to 1.80%	-5.72% to -4.64%		1.85%
2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%		2.46%
2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
CommodityRealReturn® Strategy Subaccount
2015	4,655,218	$4.36 to $5.31	$23,754,534	0.65% to 1.80%	-27.02% to -26.19%		4.50%
2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%		0.35%
2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
Global Diversified Allocation Subaccount
2015	45,716,612	$10.55 to $11.00	$489,650,952	0.65% to 1.80%	-7.24% to -6.18%		2.92%
2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%		4.33%
2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Short-Term Subaccount
2015	4,217,739	$9.81 to $10.05	$41,829,167	0.65% to 1.80%	-0.67% to 0.46%		0.98%
2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%		0.72%
2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%	(b)	0.75%
Low Duration Subaccount
2015	10,164,207	$9.83 to $9.90	$100,223,081	0.65% to 1.80%	-1.73%(a) to -0.98%	(b)	7.95%

Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount (note 4)
2015	9,981	$13.06 to $13.91	$136,038	0.90% to 1.40%	-0.42% to 0.08%		0.18%
2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%	(b)	2.08%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2015	1,488,232	$13.01 to $15.76	$29,851,287	0.65% to 1.80%	-4.43% to -3.34%		1.43%
2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%		1.59%
2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2015	9,200,641	$11.77 to $15.42	$248,285,589	0.65% to 1.80%	-13.36% to -12.37%		0.56%
2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%		0.11%
2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
Micro-Cap Subaccount
2015	4,021,275	$8.67 to $11.81	$86,233,194	0.65% to 1.80%	-14.01% to -13.02%		0.00%
2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%		0.00%
2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2015	5,786,277	$11.37 to $12.72	$83,801,484	0.65% to 1.70%	-2.49% to -1.47%		3.19%
2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%		2.67%
2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
U.S. Real Estate Subaccount
2015	3,414,643	$13.78 to $14.15	$110,261,065	0.65% to 1.80%	0.12% to 1.26%		1.17%
2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%		1.23%
2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
Growth Subaccount
2015	2,027,167	$22.79 to $23.42	$44,810,522	0.65% to 1.70%	10.10% to 11.24%		0.00%
2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%		0.00%
2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2015	1,781	$20.28 to $22.13	$39,400	0.90% to 1.40%	-7.28% to -6.82%		1.90%
2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%		1.35%
2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount
2015	5,626,127	$10.78 to $11.09	$59,818,558	0.65% to 1.80%	-4.34% to -3.24%		1.47%
2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%		1.46%
2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2015	35,989,627	$10.49 to $10.97	$384,089,230	0.65% to 1.80%	-6.09% to -5.02%		3.93%
2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%		0.00%
2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
2015	6,689,370	$15.04 to $15.50	$102,408,387	0.90% to 1.50%	-8.43% to -7.88%		4.67%
2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%		4.91%
2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
Franklin Flex Cap Growth VIP Subaccount
2015	998,260	$18.25 to $19.44	$18,529,429	0.90% to 1.50%	2.82% to 3.43%		0.00%
2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%		0.00%
2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
Templeton Foreign VIP Subaccount
2015	11,965,281	$11.00 to $12.91	$157,043,175	0.65% to 1.50%	-7.88% to -7.10%		3.19%
2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%		1.86%
2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2015	3,633,992	$13.33 to $15.79	$51,975,184	0.65% to 1.80%	-10.14% to -9.11%		0.37%
2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%		0.69%
2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
2015	3,818,452	$14.66 to $15.04	$55,180,851	0.65% to 1.80%	4.28% to 5.47%		0.00%
2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%		0.00%
2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
Managed Volatility Fund II Subaccount
2015	39,119,397	$12.27 to $12.84	$488,233,865	0.65% to 1.80%	-9.19% to -8.15%		4.17%
2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%		2.79%
2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%
Managed Tail Risk Fund II Service Shares Subaccount
2015	6,971,868	$9.03 to $9.26	$63,498,730	0.65% to 1.80%	-8.27% to -7.22%		1.48%
2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%		0.90%
2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Managed Tail Risk Fund II Primary Shares Subaccount
2015	1,171,084	$9.11 to $9.17	$10,701,566	0.90% to 1.80%	-8.87%(a) to -8.33%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2015	24,338,160	$12.94 to $13.98	$310,159,455	0.65% to 1.80%	-6.27% to -5.20%		1.20%
2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%		0.93%
2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
U.S. Equity Insights Subaccount
2015	1,013,790	$16.12 to $16.16	$15,898,729	0.65% to 1.80%	-2.17% to -1.05%		1.06%
2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%		1.52%
2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
Strategic Growth Subaccount
2015	1,180,719	$16.09 to $16.60	$19,093,143	0.65% to 1.80%	1.32% to 2.47%		0.11%
2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%		0.12%
2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%

Global Trends Allocation Subaccount
2015	15,304,897	$10.74 to $11.20	$167,045,958	0.65% to 1.80%	-7.48% to -6.43%		0.09%
2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%		0.04%
2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
2015	9,608,212	$11.02 to $12.85	$118,480,623	0.65% to 1.80%	-8.79% to -7.75%		4.46%
2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%		4.70%
2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
Franklin Flex Cap Growth VIP Subaccount
2015	1,804,086	$13.92 to $15.52	$27,008,143	0.65% to 1.80%	2.47% to 3.64%		0.00%
2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%		0.00%
2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
Templeton Foreign VIP Subaccount
2015	45,425,008	$9.23 to $9.47	$421,590,970	0.65% to 1.80%	-8.30% to -7.25%		3.06%
2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%		1.78%
2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
Franklin Founding Funds Allocation VIP Subaccount
2015	3,321,166	$11.62 to $12.27	$39,641,651	0.65% to 1.80%	-7.90% to -6.85%		2.85%
2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%		2.64%
2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2015	22,664,990	$10.42 to $14.23	$307,075,294	0.65% to 1.80%	-9.97% to -8.94%		0.37%
2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%		0.49%
2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
VIP Global Natural Resources Subaccount
2015	6,380,620	$5.09 to $6.85	$41,970,257	0.65% to 1.80%	-23.77% to -22.90%		0.10%
2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%		0.00%
2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
VIP Science and Technology Subaccount
2015	4,188,440	$15.94 to $24.03	$95,928,049	0.65% to 1.80%	-4.60% to -3.51%		0.00%
2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%		0.00%
2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
2015	44,693,798	$10.46 to $11.01	$477,261,920	0.65% to 1.80%	-6.19% to -5.11%		1.25%
2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%		0.97%
2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	72,139,874	$10.60 to $11.16	$780,337,703	0.65% to 1.80%	-8.02% to -6.96%		1.34%
2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%		1.05%
2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2015	64,084,941	$10.27 to $10.82	$671,599,440	0.65% to 1.80%	-10.75% to -9.73%		1.40%
2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%		0.89%
2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
2015	2,064,671	$9.17 to $9.24	$18,978,075	0.65% to 1.80%	-8.34%(a) to -7.64%(b)	2.49%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	3,796,542	$8.94 to $9.00	$34,016,351	0.65% to 1.80%	-10.64%(a) to -9.95%(b)	2.53%
TOPS® Managed Risk Growth ETF Subaccount
2015	1,972,175	$8.72 to $8.79	$17,254,823	0.65% to 1.80%	-12.75%(a) to -12.09%(b)	2.86%
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount
2015	1,805,444	$9.70 to $9.79	$17,585,800	0.65% to 1.80%	-2.96%(a) to -2.12%(b)	0.60%
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2015	5,888,660	$9.28 to $9.35	$54,778,659	0.65% to 1.80%	-7.25%(a) to -6.54%(b)	1.66%
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
2015	33,406,178	$9.70 to $9.77	$325,111,082	0.65% to 1.80%	-3.01%(a) to -2.27%(b)	4.65%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in Note 1b) (collectively, “the Accounts”) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 6, 2016

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2015 and 2014

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 26, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2015 and 2014

(Dollars in thousands, except share amounts)

Assets	2015	2014
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$6,980,703	6,741,031
Fixed maturity securities on loan	173,941	228,220
Equity securities	88,289	88,044
Equity securities on loan	1,360	158
Trading securities, at fair value:
Fixed maturity securities	2,486	5,044
Equity securities	1	1
Fixed maturity held-to-maturity securities, at amortized cost	1,217,546	1,229,718
Mortgage loans on real estate, net	1,171,297	1,172,156
Real estate, net	26,730	23,982
Policy loans	500,197	444,202
Other long-term investments	39,789	30,192
Short-term investments securities lending collateral	190,157	236,885
Short-term investments	38,870	45,717

Total investments	10,431,366	10,245,350
Cash and cash equivalents	366,882	254,789
Accrued investment income	86,775	85,219
Deferred policy acquisition costs	1,515,379	1,364,348
Reinsurance recoverable	1,945,276	1,707,741
Other assets	210,773	250,886
Goodwill and intangible assets	755	755
Federal income tax recoverable	9,492	28,613
Assets held in separate accounts	20,494,720	20,706,607

Total assets	$35,061,418	34,644,308

Liabilities and Equity
Future policy benefits and claims	$10,972,528	10,285,167
Policyholders’ dividend accumulations	39,825	41,300
Other policyholder funds	118,223	108,726
Notes payable (net of unamortized discount of $1,030 in 2015 and $1,107 in 2014)	309,470	309,393
Federal income taxes:
Deferred	385,042	417,648
Other liabilities	427,364	355,164
Payables for securities lending collateral	190,157	236,885
Liabilities related to separate accounts	20,494,720	20,706,607

Total liabilities	32,937,329	32,460,890

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	83,603	182,575
Retained earnings	1,742,410	1,702,767

Total stockholder’s equity	2,124,089	2,183,418

Total liabilities and equity	$35,061,418	34,644,308

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Revenues:
Traditional life insurance premiums	$479,730	433,551	379,289
Annuity premiums and charges	297,322	289,973	253,692
Universal life policy charges	138,816	109,982	139,253
Accident and health insurance premiums	16,337	15,794	16,043
Investment management fees	15,742	12,289	9,852
Change in value of trading securities	(136)	754	(453)
Net investment income	462,218	452,119	446,506
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(8,208)	(7,370)	(4,653)
Portion of impairment losses recognized in other comprehensive (loss) income	(2,305)	(2,913)	(1,912)

Net other-than-temporary impairment losses on securities recognized in earnings	(10,513)	(10,283)	(6,565)
Realized gains, excluding other-than-temporary impairment losses on securities	11,405	16,641	2,642

Total investment gains (losses)	892	6,358	(3,923)
Derivative instruments	(2,556)	(6,980)	(31,425)
Other income	108,425	104,894	96,081

	1,516,790	1,418,734	1,304,915

Benefits and expenses:
Benefits and claims	746,614	614,488	938,123
Provision for policyholders’ dividends on participating policies	74,233	56,313	55,334
Amortization of deferred policy acquisition costs	151,747	97,184	18,889
Commissions, net	137,509	126,291	105,867
Other operating costs and expenses	237,896	203,308	180,747

	1,347,999	1,097,584	1,298,960

Income before income taxes	168,791	321,150	5,955

Income taxes:
Current expense	13,170	31,734	13,774
Deferred expense (benefit)	25,978	52,531	(36,749)

	39,148	84,265	(22,975)

Net income	$129,643	236,885	28,930

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2015
Net income	$			129,643
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		(1,417)	496	(921)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(226,731)	79,647	(147,084)
Deferred acquisition costs		72,497	(25,374)	47,123
Future policy benefits and claims		8,526	(2,984)	5,542
Less:
Net gains on securities available-for-sale realized during the period		7,758	(2,715)	5,043
Amortization of pension and other post-retirement benefits		(2,171)	760	(1,411)

Total other comprehensive loss		(152,712)	53,740	(98,972)

Total comprehensive income				$30,671

2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post-retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2012	$10,000	188,076	246,994	1,536,952	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)

Balance, December 31, 2013	10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	10,000	288,076	182,575	1,702,767	2,183,418
Dividends to stockholder	—	—	—	(90,000)	(90,000)
Comprehensive income:
Net income	—	—	—	129,643	129,643
Other comprehensive loss	—	—	(98,972)	—	(98,972)

Total comprehensive income					30,671

Balance, December 31, 2015	$10,000	288,076	83,603	1,742,410	2,124,089

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Cash flows from operating activities:
Net income	$129,643	236,885	28,930
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	2,422	4,126	3,891
Proceeds from sale of equity trading securities	—	20,971	—
Cost of equity trading securities acquired	—	(20,000)	—
Interest credited to policyholder account values	223,446	221,301	219,926
Universal life and investment-type product policy fees	(358,784)	(328,391)	(288,532)
Capitalization of deferred policy acquisition costs	(238,576)	(243,048)	(241,727)
Amortization of deferred policy acquisition costs	151,747	97,184	18,889
Amortization and depreciation	8,107	6,524	2,528
Net realized losses on investments and derivative instruments	1,664	622	35,348
Change in value of trading securities	136	(754)	453
Deferred federal income tax expense (benefit)	25,978	52,531	(36,749)
Increase in accrued investment income	(1,340)	(1,836)	(2,640)
(Increase) decrease in other assets	(251,340)	(430,180)	454,255
Increase in policyholder liabilities	593,049	562,121	199,774
Increase in policyholders’ dividend accumulations and other funds	17,131	32,851	3,831
Increase (decrease) in federal income tax recoverable	19,121	(29,608)	18,136
Increase (decrease) in other liabilities	92,793	64,632	(66,800)
Other, net	(102)	264	6,812

Net cash provided by operating activities	415,095	246,195	356,325

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	187,339	133,520	151,397
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	533,888	606,530	567,920
Proceeds from sale of available-for-sale equity securities	4,225	8,932	1,806
Proceeds from maturity of fixed maturity held-to-maturity securities	31,000	32,000	61,500
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	126,372	53,865	51,645
Proceeds from repayment of mortgage loans on real estate	186,849	196,982	207,241
Proceeds from sale of real estate	—	3,320	—
Cost of fixed maturity available-for-sale securities acquired	(1,163,163)	(1,100,216)	(1,113,403)
Cost of available-for-sale equity securities acquired	(3,000)	(24,305)	(14,253)
Cost of fixed maturity held-to-maturity securities acquired	(146,008)	(199,320)	(133,410)
Cost of mortgage loans on real estate acquired	(185,581)	(135,732)	(191,792)
Cost of real estate acquired	(3,396)	(3,556)	(20,834)
Derivative payments, net	(3,572)	(6,778)	(24,932)
Change in payables for securities lending collateral, net	(46,728)	39,383	(16,133)
Net (decrease) increase in short-term investments	6,847	(7,323)	(1,213)
Change in policy loans, net	(55,995)	(54,777)	(32,637)
Change in other long-term invested assets, net	(17,886)	(28,832)	(468)

Net cash used in investing activities	(548,809)	(486,307)	(507,566)

Cash flows from financing activities:
Universal life and investment product account deposits	2,728,374	3,069,999	2,921,002
Universal life and investment product account withdrawals	(2,439,295)	(2,710,636)	(2,792,177)
Repayment of notes payable	—	—	(1,065)
Dividends paid to parent	(90,000)	(60,000)	(105,000)

Net cash provided by financing activities	199,079	299,363	22,760

Net increase (decrease) in cash and cash equivalents	65,365	59,251	(128,481)
Cash and cash equivalents, beginning of year	491,674	432,423	560,904

Cash and cash equivalents, end of year	$557,039	491,674	432,423

Supplemental disclosures:
Federal income tax (received) paid	$(7,842)	55,847	(3,845)
Interest paid on notes payable	22,011	22,011	38,574

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts and fixed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives, and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company use, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 32 years and the estimated useful life for building improvements is 5 to 10 years. Real estate, net also includes land which is carried at undepreciated book value.

In November 2014, the Company purchased land and a building, both held for company use, for $1,330 and $2,226, respectively.

The cost basis of the real estate and building improvements was $22,862 and $19,466 at December 31, 2015 and 2014, respectively. Accumulated depreciation was $1,087 and $439 at December 31, 2015 and 2014, respectively. Related depreciation expense was $655, $486, and $72 for the years ended December 31, 2015, 2014, and 2013, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 at December 31, 2015 and 2014.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Other Long Term Investments

Venture capital partnerships are carried on the equity basis.

New Market Tax Credits, which are associated with other long-term investments, are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited liability companies, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. The Company purchases long dated Standard and Poor’s 500 put options, equity futures and currency futures for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the put option derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchases foreign currency and total return swaps that meet the criteria for hedge accounting as cash flow hedges. The swap instruments are carried at estimated fair value in other long-term investments or other liabilities. Changes in estimated fair value of the swaps are recorded in other comprehensive income in the consolidated balance sheets.

The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.88%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.98% or in excess of 14.77% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(f)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(g)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(h)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(i)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, certain GMABs, GMIBs and certain GLWBs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs, certain GLWBs and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(j)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 10.5%, 9.5% and 8.8% of the Company’s ordinary life insurance in force as of December 31, 2015, 2014 and 2013, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(k)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2015 or 2014.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $1,945,276 and $1,707,741 as of December 31, 2015 and 2014, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax expense.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(n)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(o)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(p)	Other Income

The Company earns sales load fees on the sale of variable and fixed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(q)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $24,354 and $30,159 at December 31, 2015 and 2014, respectively. Accumulated depreciation of equipment was $13,261 and $15,756 at December 31, 2015 and 2014, respectively. Related depreciation expense was $1,190, $2,829 and $2,248 for the years ended December 31, 2015, 2014 and 2013, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

amortized generally over a 5 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $4,625 and $21,400 at December 31, 2015 and 2014, respectively. Accumulated amortization of computer software and hardware was $3,041 and $16,828 at December 31, 2015 and 2014, respectively. Related amortization expense was $969, $1,522 and $1,155 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $1,218 and $3,405 of capital projects in process recorded in other assets at December 31, 2015 and 2014, respectively.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(s)	Adoption of New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This new guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). And this new guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This new guidance permits early adoption. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This new guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this new guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, effective for public companies for fiscal years beginning after December 15, 2016. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. Management does not expect a material impact on the consolidated financial statements as a result of this new standard.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, effective for annual periods beginning after December 15, 2016 for public business entities. This new guidance eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. Management is in process of evaluating the impact of adoption.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In May 2015, the FASB issued ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts, effective for annual periods beginning after December 15, 2015 for public business entities. This new guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. Management does not expect this guidance to materially impact the consolidated financial statements, except for expanded disclosures.

In May 2015, the FASB issued new guidance ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In April 2015, the FASB issued new guidance ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs are not affected by this new guidance. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance to materially impact the consolidated financial statements, except for expanded disclosures.

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606.

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

On January 1, 2015, the Company adopted FASB ASU 2014-01, Investments-Equity Method and Joint Ventures. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of income as a component of income tax expense (benefit). The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as the Company does not have investments in qualified affordable housing projects.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through April 26, 2016, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

The Department of Labor (“DOL”) proposed new regulations in 2015 that could potentially impact, if such proposals become final, the methods in which the Company markets and sells certain products (retirement plans and certain life and annuity products) that are subject to the new regulations. Changes in the DOL regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 14% and 16% of total individual annuity reserves as of December 31, 2015 and 2014, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans and the credit quality of reinsurers and derivative counterparties.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post-	Future policy	Deferred
	retirement	benefits and	acquisition	Unrealized
	benefits	claims	costs	gains (losses)	Total
December 31, 2013	$(11,691)	(835)	(51,926)	149,349	84,897
Other comprehensive (loss) income before reclassifications	(7,837)	(8,273)	(33,535)	152,943	103,298
Amounts reclassified from accumulated other comprehensive income	563	—	—	(6,183)	(5,620)

Change	(7,274)	(8,273)	(33,535)	146,760	97,678

December 31, 2014	$(18,965)	(9,108)	(85,461)	296,109	182,575
Other comprehensive (loss) income before reclassifications	(921)	5,542	47,123	(147,084)	(95,340)
Amounts reclassified from accumulated other comprehensive income	1,411	—	—	(5,043)	(3,632)

Change	490	5,542	47,123	(152,127)	(98,972)

December 31, 2015	$(18,475)	(3,566)	(38,338)	143,982	83,603

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2015	2014	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	332	Other operating costs and expenses
Actuarial losses	(2,299)	(1,198)	Other operating costs and expenses

	(2,171)	(866)	Loss before income taxes
	760	303	Income tax current benefit

	(1,411)	(563)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	7,758	9,512	Realized gains, excluding other-than-temporary impairment losses on securities

	(2,715)	(3,329)	Income tax current expense

	5,043	6,183	Net gain

Total reclassification for the year	$3,632	5,620	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset backed, mortgage backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage backed, and embedded derivatives, including embedded derivatives associated with living benefit contracts.

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,963	76,052	—	92,015
Obligations of states and political subdivisions	—	849,355	—	849,355
Corporate	—	4,308,810	3,037	4,311,847
Asset-backed	—	661,346	79,902	741,248
Mortgage-backed	—	1,154,265	5,914	1,160,179
Equity securities	520	89,129	—	89,649
Trading securities:
Fixed maturity securities:
Corporate	—	2,298	—	2,298
Asset-backed	—	174	—	174
Mortgage-backed	—	14	—	14
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Equity futures	3,762	—	—	3,762
Currency futures	4,847	—	—	4,847
Equity put options	—	22,089	—	22,089
Swap	—	1,636	—	1,636
Short-term investments securities lending collateral	—	190,157	—	190,157
Short-term investments	38,870	—	—	38,870
Cash	345,383	21,499	—	366,882
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	683,947	683,947
GLWB reinsurance contracts	—	—	74,372	74,372
GMAB reinsurance contracts	—	—	12,866	12,866
Assets held in separate accounts	20,494,720	—	—	20,494,720

Total assets	$20,904,066	7,376,824	860,038	29,140,928

Liabilities
GMAB/GMWB embedded derivatives	$—	—	12,800	12,800
GLWB embedded derivatives	—	—	74,372	74,372
Derivative liabilities:
Equity futures	8,477	—	—	8,477
Currency futures	1,281	—	—	1,281

Total liabilities	$9,758	—	87,172	96,930

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,446	79,668	—	96,114
Obligations of states and political subdivisions	—	741,856	—	741,856
Debt securities issued by foreign governments	—	—	—	—
Corporate	—	4,314,521	41,164	4,355,685
Asset-backed	—	620,718	101,555	722,273
Mortgage-backed	—	1,050,281	3,042	1,053,323
Equity securities	959	87,243	—	88,202
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Currency futures	2,586	—	—	2,586
Equity put options	—	19,315	—	19,315
Swap	—	668	—	668
Short-term investments securities lending collateral	—	236,885	—	236,885
Short-term investments	45,717	—	—	45,717
Cash	233,289	21,500	—	254,789
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	524,146	524,146
GLWB reinsurance contracts	—	—	53,852	53,852
GMAB reinsurance contracts[2]	—	—	6,213	6,213
Other assets:
GMAB/GMWB embedded derivatives[1]			8,734	8,734
Assets held in separate accounts	20,706,607	—	—	20,706,607

Total assets	$21,005,605	7,177,699	738,706	28,922,010

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	9,185	9,185
GLWB embedded derivatives	—	—	53,852	53,852
GMAB/GMWB reinsurance contracts[1]	—	—	8,734	8,734
Derivative liabilities:
Equity futures	22,059	—	—	22,059

Total liabilities	$22,059	—	71,771	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2015, 86.2% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 1.6% from the Company’s internal pricing matrices and 12.2% from other sources.

Derivative instruments - The Company enters into long term investments comprised of equity futures, currency futures, equity put options, and swaps to economically hedge liabilities embedded in certain variable annuity products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets. The equity put options and swaps are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2015 and 2014, the Company had reverse repurchase agreements outstanding with a total carrying value of $158,500 and $107,100, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $161,670 and $109,200 at December 31, 2015 and 2014, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE, who retrocedes the risk to an unaffiliated third-party reinsurer. The reinsurance agreement with the external party is accounted for as an embedded derivative. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

				Other
	Investments			assets	Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GLWB	GMAB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance	reinsurance[4]	assets
Assets
December 31, 2013	$22,097	83,292	86	19,718	291,694	12,064	480	429,431
Net investment gains (losses):
In earnings (realized and unrealized)[1]	780	298	—	(10,984)	232,452	41,788	5,733	270,067
Unrealized in OCI[2]	636	5,895	(86)	—	—	—	—	6,445
Purchases	27,219	23,977	3,042	—	—	—	—	54,238
Settlements	(7,460)	(11,907)	—	—	—	—	—	(19,367)
Transfers into Level 3	8,795	—	—	—	—	—	—	8,795
Transfers out of Level 3	(10,903)	—	—	—	—	—	—	(10,903)

December 31, 2014	41,164	101,555	3,042	8,734	524,146	53,852	6,213	738,706
Net investment gains (losses):
In earnings (realized and unrealized)[1]	62	(317)	—	(8,734)	159,801	20,520	6,653	177,985
Unrealized in OCI[2]	(82)	(249)	(84)	—	—	—	—	(415)
Purchases	—	392	6,000	—	—	—	—	6,392
Settlements	(2,290)	(13,165)	(2)	—	—	—	—	(15,457)
Transfers into Level 3	—	50	—	—	—	—	—	50
Transfers out of Level 3	(35,817)	(8,364)	(3,042)	—	—	—	—	(47,223)

December 31, 2015	$3,037	79,902	5,914	—	683,947	74,372	12,866	860,038

Change in unrealized gains (losses):
Still held at December 31:
2014	$99	287	—	(10,984)	232,452	41,788	5,733	269,375

2015	$109	(150)	—	(8,734)	159,801	20,520	6,653	178,199

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders and thus reclassified as an asset. (2014)
[4]	All GMAB riders excluding indicator H. (2014)

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Future policy benefits and claims
	GMAB/ GMWB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	GLWB embedded derivatives	Total liabilities
Liabilities
December 31, 2013	$(19,718)	(2,802)	(12,064)	(34,584)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	10,984	(6,383)	(41,788)	(37,187)

December 31, 2014	(8,734)	(9,185)	(53,852)	(71,771)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	8,734	(3,615)	(20,520)	(15,401)

December 31, 2015	$—	(12,800)	(74,372)	(87,172)

Change in unrealized gains (losses):
Still held at December 31:
2014	$10,984	(6,383)	(41,788)	(37,187)

2015	$8,734	(3,615)	(20,520)	(15,401)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders and thus reclassified as an asset. (2014)
[4]	All GMAB riders excluding indicator H. (2014)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$59,661	Market pricing	Market prices	16-107	97	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	0%	0%	Decrease
			Discount rate	5.82%	5.82%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	683,947	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 22.8%	*	Decrease
			dur 11+	8.1% - 15.3%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.77%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB reinsurance contracts	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GMAB reinsurance contracts	12,866	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Liabilities:
GMAB/GMWB embedded derivatives	$12,800	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% -100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB embedded derivatives	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Utilization rates	0% - 100%	*	Increase
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$68,556	Market pricing	Market prices	12-108	98	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	17.27%	17.27%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	524,146	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.5%	*	Decrease
			dur 11+	9.2% - 14.9%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.44% - 0.67%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GMAB embedded derivative[1]	8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease

GMAB reinsurance contracts[2]	6,213	Stochastic actuarial	Base Lapse Rates
		model	dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GLWB reinsurance contracts	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Liabilities:
GMAB reinsurance contract[1]	$8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
GMAB embedded derivatives[2]	9,185	Stochastic actuarial	Base Lapse Rates
		model	dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.
*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	35,817
Asset-backed	50	8,364
Mortgage-backed	—	3,042

2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	8,795	10,903

During the years ended December 31, 2015 and 2014, the Company transferred investments totaling $50 and $8,795, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2015 and 2014, the Company transferred investments totaling $47,223 and $10,903, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2015 or 2014. There were no transfers out of Level 1 in 2015 or 2014.

Fair Value Measurement on a Nonrecurring Basis

In 2015 and 2014, the Company impaired one and four fixed maturity held-to-maturity securities respectively, resulting in a nonrecurring fair value measurement of those securities. During 2014, the Company impaired three mortgage loans on real estate, resulting in a nonrecurring fair value measurement of those loans. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2015
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,439	1,439	768

Total assets	$—	—	1,439	1,439	768

2014
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	6,119	6,119	5,627
Mortgage loans on real estate, net	—	—	1,120	1,120	318

Total assets	$—	—	7,239	7,239	5,945

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2015
Assets:
Fixed maturity held-to-maturity securities	$1,217,546	1,258,043	—	1,252,804	5,239
Mortgage loans on real estate	1,171,297	1,210,152	—	—	1,210,152
Policy loans	500,197	582,071	—	—	582,071
Liabilities:
Investment contracts	2,801,855	3,115,317	—	3,115,317	—
Policyholders’ dividend accumulations and other policyholder funds	158,048	158,048	158,048	—	—
Notes payable	309,470	375,735	—	375,735	—
2014
Assets:
Fixed maturity held-to-maturity securities	$1,229,718	1,322,588	—	1,316,458	6,130
Mortgage loans on real estate	1,172,156	1,227,594	—	—	1,227,594
Policy loans	444,202	504,137	—	—	504,138
Liabilities:
Investment contracts	2,975,946	3,254,618	—	3,254,618	—
Policyholders’ dividend accumulations and other policyholder funds	150,026	150,026	150,026	—	—
Notes payable	309,393	392,404	—	392,404	—

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$83,175	9,042	(202)	92,015	—
Obligations of states and political subdivisions	823,466	32,869	(6,980)	849,355	—
Corporate	4,154,645	248,892	(91,690)	4,311,847	—
Asset-backed	725,334	20,341	(4,427)	741,248	(21,060)
Mortgage-backed	1,137,392	35,765	(12,978)	1,160,179	(27,610)

Total fixed maturity securities	$6,924,012	346,909	(116,277)	7,154,644	(48,670)

Equity securities	$85,411	5,335	(1,097)	89,649	—

Trading securities:
Fixed maturity securities:
Obligations of states and Corporate	$2,151	150	(3)	2,298	—
Asset-backed	168	6	—	174	—
Mortgage-backed	14	—	—	14	—

Total fixed maturity securities	$2,333	156	(3)	2,486	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,213	758	—	8,971	—
Obligations of states and political subdivisions	1,610	334	—	1,944	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,203,015	51,282	(12,031)	1,242,266	—
Asset-backed	3,708	116	—	3,824	—

Total held-to-maturity	$1,217,546	52,528	(12,031)	1,258,043	—

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,498	10,890	(274)	96,114	—
Obligations of states and political subdivisions	705,137	38,889	(2,170)	741,856	—
Corporate	3,978,323	393,382	(16,020)	4,355,685	(176)
Asset-backed	696,786	26,830	(1,343)	722,273	(21,104)
Mortgage-backed	1,021,639	40,078	(8,394)	1,053,323	(29,773)

Total fixed maturity securities	$6,487,383	510,069	(28,201)	6,969,251	(51,053)

Equity securities	$86,614	3,532	(1,944)	88,202	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,880	981	—	9,861	—
Obligations of states and political subdivisions	1,705	430	—	2,135	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,218,133	93,991	(2,532)	1,309,592	—

Total held-to-maturity	$1,229,718	95,402	(2,532)	1,322,588	—

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 96.0% and 95.6% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2015 and 2014, respectively.

Investments with a fair value of $16,456 and $17,657 as of December 31, 2015 and 2014, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2015.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$172,255	175,098	751	762	42,877	43,670
Due after one year through five years	1,264,962	1,332,519	1,306	1,439	324,043	342,018
Due after five years through ten years	2,176,066	2,187,343	125	128	639,516	657,875
Due after ten years	3,310,729	3,459,684	151	157	211,110	214,480

Total	$6,924,012	7,154,644	2,333	2,486	1,217,546	1,258,043

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2015
U.S. Treasury securities and obligations of U.S. government	$14,200	(202)	—	—	14,200	(202)
Obligations of states and political subdivisions	236,544	(6,428)	15,287	(552)	251,831	(6,980)
Corporate	1,339,110	(78,072)	107,748	(25,652)	1,446,858	(103,724)
Asset-backed	378,236	(4,255)	13,148	(172)	391,384	(4,427)
Mortgage-backed	376,538	(8,131)	110,538	(4,847)	487,076	(12,978)

Total fixed maturity securities	2,344,628	(97,088)	246,721	(31,223)	2,591,349	(128,311)
Equity securities	10,478	(951)	2,861	(146)	13,339	(1,097)

Total	$2,355,106	(98,039)	249,582	(31,369)	2,604,688	(129,408)

2014
U.S. Treasury securities and obligations of U.S. government	$7,431	(152)	8,302	(122)	15,733	(274)
Obligations of states and political subdivisions	16,404	(150)	89,648	(2,020)	106,052	(2,170)
Corporate	296,458	(10,928)	136,970	(7,624)	433,428	(18,552)
Asset-backed	191,712	(1,009)	17,854	(334)	209,566	(1,343)
Mortgage-backed	13,390	(79)	282,014	(8,315)	295,404	(8,394)

Total fixed maturity securities	525,395	(12,318)	534,788	(18,415)	1,060,183	(30,733)
Equity securities	33,775	(1,944)	—	—	33,775	(1,944)

Total	$559,170	(14,262)	534,788	(18,415)	1,093,958	(32,677)

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of securities
2015
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(202)	—	(202)	8
Obligations of states and political subdivisions	(6,428)	(552)	(6,980)	122
Corporate	(56,441)	(10,002)	(66,443)	709
Asset-backed	(4,255)	(172)	(4,427)	147
Mortgage-backed	(8,131)	(4,847)	(12,978)	139
Below 80%:
Corporate	(21,631)	(15,650)	(37,281)	69

Total	$(97,088)	(31,223)	(128,311)	1,194

2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(152)	(122)	(274)	8
Obligations of states and political subdivisions	(150)	(2,020)	(2,170)	57
Corporate	(10,811)	(7,604)	(18,415)	271
Asset-backed	(1,009)	(313)	(1,322)	84
Mortgage-backed	(79)	(8,315)	(8,394)	85
Below 80%:
Corporate	(117)	(20)	(137)	3
Asset-backed	—	(21)	(21)	1

Total	$(12,318)	(18,415)	(30,733)	509

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of operations, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2015 and 2014 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2014 to December 31, 2015 due to wider credit spreads. Additionally, unrealized losses increased relating to certain industry sectors (i.e. energy, oil, mining) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014
Commercial mortgage loans	$1,174,586	1,175,972
Valuation allowance	3,289	3,816

Net carrying value	$1,171,297	1,172,156

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 11.8% as of December 31, 2015 and 2014.

As of December 31, 2015, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $134,207 and $119,139, respectively. As of December 31, 2014, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $138,108 and $125,304, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,400 in 2015 and 2014.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2015
0% - 50%	$202,325	73,641	159,566	163,732	57,278	7,284	663,826
50% - 60%	19,270	19,432	76,743	64,695	36,883	7,975	224,998
60% - 70%	13,997	5,068	35,795	70,042	42,895	5,792	173,589
70% - 80%	1,001	—	4,122	68,695	11,271	666	85,755
80% and greater	7,035	—	—	7,379	7,067	1,648	23,129

Total	$243,628	98,141	276,226	374,543	155,394	23,365	1,171,297

2014
0% - 50%	$90,092	57,043	140,953	259,896	80,452	—	628,436
50% - 60%	22,023	13,731	95,900	140,125	55,905	1,163	328,847
60% - 70%	7,491	7,292	41,238	70,705	30,348	1,002	158,076
70% - 80%	—	—	2,388	37,347	7,434	6,546	53,715
80% and greater	—	—	—	3,082	—	—	3,082

Total	$119,606	78,066	280,479	511,155	174,139	8,711	1,172,156

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2015 or 2014.

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2015	2014
Beginning balance	$3,816	5,532
Provision	(527)	498
Charge-offs	—	(2,214)

Ending balance	$3,289	3,816

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2015	$10,481	—	—	10,481	1,160,816	1,171,297	—

2014	$—	—	1,120	1,120	1,171,036	1,172,156	1,120

Performance, Impairment and Foreclosures

At December 31, 2015 and 2014, the Company had no mortgage loans which were in the process of foreclosure. Mortgage loan write-downs were $0, $530 and $2,149, during 2015, 2014 and 2013, respectively.

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2015 and 2014.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2015
With an allowance recorded:
Commercial mortgages	$2,601	2,953	(352)	3,131	161

2014
With an allowance recorded:
Commercial mortgages	$3,662	4,014	(352)	4,410	185

In 2015, the Company sold no mortgage loans to ONFS. The Company sold certain mortgage loans to ONFS with a book value of $10,109 in 2014.

The Company has a mortgage loan receivable from ONFS of $25,405 and $26,065 as of December 31, 2015 and 2014, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2015	2014
Venture capital partnerships	$5,680	7,187
Derivative instruments	32,334	22,569
Receivable for securities	1,775	436

Total	$39,789	30,192

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Securities Lending

As of December 31, 2015 and 2014, the Company received $190,157 and $236,885, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2015 and 2014. As of December 31, 2015 and 2014, the Company had loaned securities with a fair value of $175,301 and $228,378, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2015	2014	2013
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$318,395	309,558	314,633
Equity securities	4,479	3,744	3,339
Fixed maturity trading securities	170	319	480
Fixed maturity held-to-maturity securities	74,190	72,466	71,367
Mortgage loans on real estate	70,039	74,978	79,763
Real estate	3,285	2,902	588
Policy loans	22,566	20,470	18,804
Short-term investments	1,547	1,013	1,315
Other long-term investments	—	—	2,351

Total gross investment income	494,671	485,450	492,640
Interest expense	(22,088)	(22,087)	(38,649)
Other investment expenses	(10,365)	(11,244)	(7,485)

Net investment income	$462,218	452,119	446,506

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2015	2014	2013
Securities available-for-sale:
Fixed maturity securities	$532	13,859	(2,760)
Equity securities	(266)	(562)	1,713
Fixed maturity held-to-maturity securities	99	(6,415)	(871)
Mortgage loans on real estate	—	(211)	(109)
Derivative instruments	(2,556)	(6,980)	(31,425)
Real estate	—	(27)	—

Total realized losses on investments	(2,191)	(336)	(33,452)
Change in allowances for mortgage loans on real estate	527	(286)	(1,896)

Net realized losses on investments	$(1,664)	(622)	(35,348)

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $10,513, $10,283, and $6,565 for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, fixed maturity securities with a carrying value of $174,533, which had a cumulative write-down of $57,290 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2015
Obligations of states and political subdivisions	$843	(538)	1,381
Corporate	5,973	(175)	6,148
Asset-backed	1,805	963	842
Mortgage-backed	(413)	(2,555)	2,142

Total other-than-temporary impairment losses	$8,208	(2,305)	10,513

2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2015	2014	2013
Cumulative credit loss, beginning of year	$53,243	65,068	60,040
New credit losses	5,675	7,591	4,491
Change in credit losses on securities included in the beginning balance	4,838	2,692	2,074

Subtotal	63,756	75,351	66,605
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	6,466	22,108	1,537

Cumulative credit loss, end of year	$57,290	53,243	65,068

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2015	2014	2013
Proceeds from the sale and maturity	$663,656	609,870	656,172

Gross realized gains on the sale and maturity	$8,456	4,448	9,869

Gross realized losses on the sale and maturity	$(1,853)	(622)	(9,325)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold one and four held-to-maturity securities in 2015 and 2014, respectively. Proceeds from the sale of those securities were $11,000 and $7,090 in 2015 and 2014, respectively. There were no net losses realized on the sale in 2015. Net losses of $759 were realized on those sales in 2014. There were no sales of held-to-maturity securities in 2013.

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2015	2014	2013
Securities available-for-sale:
Fixed maturity securities	$(251,152)	232,794	(367,168)
Equity securities	2,650	5,954	(7,123)

Change in net unrealized gains	$(248,502)	238,748	(374,291)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2015	2014	Change
Securities available for sale	$234,954	483,456	(248,502)
Unrealized gains related to closed block	(19,611)	(33,624)	14,013
Future policy benefits and claims	(5,486)	(14,012)	8,526
Deferred policy acquisition costs	(58,982)	(131,479)	72,497
Deferred federal income tax provision	(53,477)	(107,481)	54,004

Net unrealized gains	$97,398	196,860	(99,462)

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized gains related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

	2013	2012	Change
Securities available for sale	$244,708	618,999	(374,291)
Unrealized gains related to closed block	(20,874)	(41,933)	21,059
Future policy benefits and claims	(1,285)	(10,094)	8,809
Deferred policy acquisition costs	(79,886)	(166,830)	86,944
Deferred federal income tax provision	(50,662)	(140,779)	90,117

Net unrealized gains	$92,001	259,363	(167,362)

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated on hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

On December 9, 2015, the Company entered into an S&P 500 total return swap agreement which qualified for hedge accounting as a cash flow hedge. The agreement is comprised of $1,000 notional amount at the floating rate of the three month LIBOR rate plus 24 bps against 256.0614 units of the S&P 500 Total Return Index. The agreement terminates on March 9, 2016.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2015	2014
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$4,847	2,586
Equity futures	Other long-term investments	3,762	—
Equity put options	Other long-term investments	22,089	19,315
Swap	Other long-term investments	1,636	668
GMIB reinsurance contracts	Reinsurance recoverable	683,947	524,146
GLWB reinsurance contracts	Reinsurance recoverable	74,372	53,852
GMAB reinsurance contracts[2]	Reinsurance recoverable	12,866	6,213
GMAB embedded derivatives[1]	Other assets	—	8,734

Total		$803,519	615,514

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$74,372	53,852
GMAB/GMWB embedded derivatives[2]	Future policy benefits and claims	12,800	9,185
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	—	8,734
Currency futures	Other liabilities	1,281	—
Equity futures	Other liabilities	8,477	22,059

Total		$96,930	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders. (2014)
[2]	All GMAB riders excluding indicator H. (2014)

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2015	2014	2013
Interest rate futures	Net realized gains (losses): derivative instruments	$—	560	1,657
Currency futures[1]	Net realized gains (losses): derivative instruments	1,241	1,490	1,312
Equity futures[1]	Net realized gains (losses): derivative instruments	(3,396)	(8,079)	(29,161)
Equity put options	Net realized gains (losses): derivative instruments	(639)	(951)	(5,233)
Equity swaps	Net realized gains (losses): derivative instruments	238	—	—
GMIB reinsurance contracts	Benefits and claims	159,801	232,452	(292,949)
GMAB reinsurance contracts[2]	Benefits and claims	(8,734)	(10,984)	15,378
GMAB/GMWB embedded derivatives[2]	Benefits and claims	8,734	10,984	(15,378)
GMAB reinsurance contracts[3]	Benefits and claims	6,653	5,733	131
GMAB/GMWB embedded derivatives[3]	Benefits and claims	(3,615)	(6,383)	6,941
GLWB reinsurance contracts	Benefits and claims	20,520	41,788	(25,825)
GLWB embedded derivatives	Benefits and claims	(20,520)	(41,788)	25,825

Total		$160,283	224,822	(317,302)

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders (2014).
[3]	All GMAB riders excluding indicator H (2014) and all GMAB riders (2015).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2015 and 2014, a non-affiliated reinsurer held assets in trust with an estimated fair value of $855,096 and $625,361, respectively, and a letter of credit of $142,100 and $96,380, respectively. As of December 31, 2015 and 2014, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,231 and $7,230, respectively, and a letter of credit of $160,000 and $42,000, respectively.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Balance - beginning of year	$1,364,348	1,278,013
Acquisition costs deferred	238,578	243,048
Amortization	(160,044)	(105,120)
Unrealized investment (gains) losses	72,497	(51,593)

Balance - end of year	$1,515,379	1,364,348

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant,

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

68

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

69

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2015
GMDB	$657,496	19,378,569	20,036,065	667,662	18,690	66

GMIB	$122,164	8,683,422	8,805,586	—	5,554	66

GLWB	$73,614	7,901,530	7,975,144	2,712	—	65

GMAB/GMWB	$30,870	3,528,438	3,559,308	2,087	41	64

2014
GMDB	$677,032	19,557,089	20,234,121	247,396	13,854	65

GMIB	$113,574	9,542,958	9,656,532	—	481	65

GLWB	$101,992	7,429,146	7,531,138	53	—	64

GMAB/GMWB	$35,661	3,639,088	3,674,749	641	—	63

2013
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions. Net amount at risk represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2015 and 2014.

70

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2015	2014
Mutual funds:
Bond	$5,502,305	5,603,137
Equity	13,058,902	13,644,841
Money market	817,362	309,111

Total	$19,378,569	19,557,089

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% of the total liability for future policy benefits as of December 31, 2015 and 2014. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 3.6% and 3.7% for the years ended December 31, 2015, 2014 and 2013, respectively. Approximately 43% and 45%, as of December 31, 2015 and 2014, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2015, direct G reserves were $670,340, ceded G reserves were $1,001,389 and net G reserves were $(331,049). As of December 31, 2014, direct G reserves were $423,933, ceded G reserves were $717,875 and net G reserves were $(293,942).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2015	2014
GMDB	$33,284	25,478
GMIB	(364,363)	(322,400)
GMAB/GMWB	(9)	2,972
GLWB	39	8

Total	$(331,049)	(293,942)

71

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2014 to 2015, direct reserves increased $168,214 offset by an increase of $210,178 in reinsurance ceded reserves for a net decrease in reserves of $41,964. The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2015 and 2014, this reserve balance was $27,572 and $23,410, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 20%, 19% and 20% of gross earned life and accident and health premiums during 2015, 2014 and 2013, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, GMDB, GMIB, GLWB, through coinsurance and quota share agreements. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $375,831 and $418,440 as of December 31, 2015 and 2014, respectively.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GLWB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. The Company also assumes certain accident and health insurance policies and BOLI policies issued by ONLAC.

72

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO, to which ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies issued by ONLAC. MONT reinsures certain term life policies and certain death benefit guarantee universal life policies issued by ONLAC. KENW and CMGO assume certain term life policies issued by ONLAC. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede certain term life policies on a yearly renewable term basis to ONLIC on a quota share basis, which ONLIC cedes to external reinsurers based on the retention levels discussed in the section above.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

	2015	2014	2013
Direct premiums	$703,493	630,079	558,009
Reinsurance assumed	293,657	294,720	326,711
Reinsurance ceded	(501,084)	(475,454)	(489,387)

Net premiums earned	$496,066	449,345	395,333

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place,

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains

74

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

75

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$152,540	143,802	129,276
Net realized gains:
Derivative instruments:
FWH under reinsurance	33,687	62,375	156,915
Benefits and claims:
Benefits incurred	6,701	2,043	1,414
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$287,952	175,541	59,338
Cost of reinsurance, 2010 activity	37,325	44,430	52,849
Cost of reinsurance, 2011 activity	30,006	34,450	39,493
Cost of reinsurance, 2013 activity	7,332	7,710	4,904
Policy and contract claims	444	192	65
Other liabilities:
FWH under reinsurance:
Margin account	120,725	68,821	29,304
Unrealized gains (losses) derivative instruments	7,982	2,385	263
Premiums payable	13,116	12,252	13,251

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2015	2014
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	3,859	3,818
5.800% fixed rate due 2027	5,840	5,826
8.500% fixed rate due 2026	49,771	49,749

Total notes payable	$309,470	$309,393

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

76

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

Total interest expense on all obligations was $22,088, $22,087 and $38,649 during the years ended December 31, 2015, 2014, and 2013, respectively. Included in total interest expense for 2013 was $16,563 which was paid to ONFS. There was no interest paid to ONFS in 2015 or 2014. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 at December 31, 2015 and 2014 through its parent, ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2015 or 2014.

In April 2016, ONFS and subsidiary borrowers, ONLIC and ONLAC, obtained a new $525,000 senior unsecured credit facility, established for the purpose of issuing letters of credit and loans for general corporate purposes. This credit facility replaces the existing credit facility and matures in April 2021.

There was no interest or fees paid on the line of credit in 2015, 2014 and 2013. There was no borrowing outstanding on these facilities as of December 31, 2015 or 2014.

(14)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity. Intangible assets acquired represent the value of the insurance license in the state of New York.

77

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

There is $560 of goodwill and $195 of unamortizable intangible assets pertaining to the NSLAC acquisition recorded on the consolidated balance sheets at December 31, 2015 and 2014.

During the 2015 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(15)	Income Taxes

The provision for income taxes is as follows:

	2015	2014	2013
Current expense	$13,170	31,734	13,774
Deferred expense (benefit)	25,978	52,531	(36,749)

Provision for income taxes	$39,148	84,265	(22,975)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2015	2014	2013
Pre-tax income times U.S. enacted tax rate	$59,077	112,403	2,084
Tax-preferred investment income	(23,332)	(24,560)	(23,092)
Transfer pricing	(3,924)	(3,395)	(2,676)
Distribution in excess of subsidiary earnings	4,778	—	—
Other, net	2,549	(183)	709
Provision for income taxes	$39,148	84,265	(22,975)

Effective tax rate	23.2%	26.2%	(385.9)%
The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. During 2015, 2014 and 2013 tax return years, the Company recognized an income tax benefit of $16,201, $17,560 and $15,044, respectively.

78

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2015	2014
Deferred tax assets:
Pension and benefit obligations	$19,182	18,610
Future policy benefits	1,133,503	1,008,759
Tax credits	4,491	—
Other	9,232	13,570

Total gross deferred tax assets	1,166,408	1,040,939
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,166,408	1,040,939

Deferred tax liabilities:
Investments	68,844	147,560
Deferred policy acquisition costs	394,488	349,363
Reinsurance recoverable	1,082,471	943,843
Other	5,647	17,821

Total gross deferred tax liabilities	1,551,450	1,458,587

Net deferred tax liability	$385,042	417,648

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2015 and 2014, the Company had no net operating loss carryforwards, capital loss carryforwards, uncertain tax positions or valuation allowances recorded. As of December 31, 2015, the Company has tax credit carryforwards of $4,468 expiring in years 2034 through 2035. As of December 31, 2014, the Company has tax credit carryforwards of $1,424 expiring in 2034.

79

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(16)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2015 and 2014.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2015 and 2014.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2015 and 2014.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

80

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2015 and 2014.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2015	2014	2015	2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$81,678	68,653	5,018	4,588
Service cost	2,408	2,015	44	42
Interest cost	3,779	3,620	220	229
Actuarial loss (gain)	(4,750)	11,275	1,197	380
Benefits paid*	(6,518)	(3,885)	(200)	(221)

Projected benefit obligation at end of year	$76,597	81,678	6,279	5,018

Accumulated benefit obligation	$61,537	64,630

Change in plan assets:
Fair value of plan assets at beginning of year	$56,355	56,670	—	—
Plan sponsor contribution	5,000	—	—	—
Actual return on plan assets	(1,162)	3,409	—	—
Benefits and expenses paid	(5,920)	(3,724)	—	—

Fair value of plan assets at end of year	$54,273	56,355	—	—

Funded status**	$(22,324)	(25,323)	(6,279)	(5,018)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
**	Funded status is recorded in other liabilities in the consolidated balance sheets.

81

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2015
Projected benefit obligation	$65,707	10,890	76,597
Fair value of plan assets	54,273	—	54,273

Funded Status	(11,434)	(10,890)	(22,324)

2014
Projected benefit obligation	$69,947	11,731	81,678
Fair value of plan assets	56,355	—	56,355

Funded status	$(13,592)	(11,731)	(25,323)

	Pension benefits		Other benefits
	2015	2014	2015	2014
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(22,324)	(25,323)	(6,279)	(5,018)

	Pension benefits			Other benefits
	2015	2014	2013	2015	2014	2013
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss (gain)	$(2,131)	10,347	(12,333)	1,248	512	975
Prior service (credit) cost	—	—	—	129	332	(429)

Total	$(2,131)	10,347	(12,333)	1,377	844	546

82

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Pension benefits		Other benefits
	2015	2014	2015	2014
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$28,059	30,189	877	(371)
Prior service credit	—	—	(511)	(640)

Total	$28,059	30,189	366	(1,011)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2016 are $2,306 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2016 are $222 and $128, respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$2,408	2,015	2,137
Interest cost	3,779	3,620	3,308
Expected return on plan assets	(3,809)	(3,809)	(3,229)
Amortization of net loss	2,350	1,329	2,438

Net periodic benefit cost	$4,728	3,155	4,654

	Other benefits
	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$44	42	46
Interest cost	220	229	199
Amortization of prior service cost	(128)	(332)	(403)
Amortization of net gain	(51)	(131)	(519)

Net periodic benefit cost	$85	(192)	(677)

83

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2015	2014
Projected benefit obligation	$10,890	11,731
Accumulated benefit obligation	8,737	9,838
Fair value of plan assets	—	—

f)	Assumptions

	Pension benefits		Other benefits
	2015	2014	2015	2014
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.61%	5.30%	4.37%	5.05%
Expected long-term return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	3.81%	3.75%	4.00%	3.15%
Healthcare cost trend rate assumed for next year	—	—	1.97%	1.65%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.98%	1.05%
Year that the rate reaches the ultimate trend rate	—	—	2017	2017
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.30%	4.60%	5.05%	4.35%
Rate of compensation increase	3.86%	3.85%	4.00%	3.20%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2015 service cost and interest cost	$28	(23)
Effect on 2015 other post-retirement benefit obligation	636	(542)

84

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2015	Level 1	Level 2	Level 3	Total
Bond funds	$15,898	—	—	15,898
Equity funds	38,375	—	—	38,375

Total assets	$54,273	—	—	54,273

2014
Bond funds	$13,077	—	—	13,077
Equity funds	43,278	—	—	43,278

Total assets	$56,355	—	—	56,355

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2015 and 2014.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2015 and 2014, $28,689 and $26,424, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

85

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2015	2014
Equity securities	71%	77%
Debt securities	29	23

Total	100%	100%

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2015 was $0. The Plan Sponsor contributed $5,000 to the qualified pension plan in December 2015. No contribution to the qualified pension plan is expected for the 2016 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2016	$6,470	272
2017	6,264	304
2018	6,527	323
2019	6,706	402
2020	7,562	411
2021 – 2025	38,944	2,361

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2015, 2014 and 2013 was $6,582, $6,432 and $6,024, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,672, $2,024 and $1,912 in 2015, 2014 and 2013, respectively.

86

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

87

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2015 and 2014, and for each of the years in the three-year period ended December 31, 2015 follows:

	2015	2014
Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $372,966 and $358,455 as of December 31, 2015 and 2014, respectively)	$392,577	392,079
Fixed maturity securities held-to-maturity, at amortized cost	23,479	28,866
Mortgage loans on real estate, net	88,425	94,173
Policy loans	90,112	92,386
Short-term investments	7,736	12,567
Accrued investment income	4,872	4,944
Deferred policy acquisition costs	41,922	44,815
Reinsurance recoverable	1,031	998
Other assets	2,092	1,024

Total assets	$652,246	671,852

Closed Block liabilities:
Future policy benefits and claims	$620,523	625,064
Policyholders’ dividend accumulations	39,510	40,998
Other policyholder funds	18,630	28,579
Deferred federal income taxes	6,864	11,768
Other liabilities	1,656	1,631

Total liabilities	$687,183	708,040

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Closed Block revenues and expenses:
Traditional life insurance premiums	$24,568	26,844	28,310
Net investment income	33,012	34,940	41,710
Net realized gains on investments	(478)	(143)	(759)
Benefits and claims	(36,438)	(38,889)	(44,726)
Provision for policyholders’ dividends on participating policies	(11,065)	(5,910)	(15,514)
Amortization of deferred policy acquisition costs	(2,927)	(2,866)	(2,915)
Other operating costs and expenses	(1,663)	(2,231)	(2,591)

Income before federal income taxes	$5,009	11,745	3,515

(18)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONMH’s domestic insurance subsidiaries ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2015 or 2014. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December 31, 2015. NSLAC, a New York domiciled life insurance company, does not have permitted statutory accounting practices as of December 31, 2015 or 2014.

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

89

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2015, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2015, the Company’s total adjusted capital and company action level RBC was $1,191,596 and $192,665, respectively, providing an RBC ratio of 618%. Additionally, as of December 31, 2015, the Company’s authorized control level RBC was $96,333.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $12,085 for the year ended December 31, 2015. The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, and KENW, after intercompany eliminations, was $33,489 and $16,470 for the years ended December 31, 2014, and 2013, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,087,220 as of December 31, 2015. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, and KENW, after intercompany eliminations, was $1,097,074 as of December 31, 2014.

90

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $108,000 may be paid by ONLIC to ONFS in 2016 without prior approval. Dividends of $90,000, $60,000 and $40,000 were declared by ONLIC to ONFS in 2015, 2014 and 2013, respectively, and dividends paid were $90,000, $60,000 and $105,000 in 2015, 2014 and 2013, respectively.

91

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $28,000 may be paid by ONLAC to ONLIC in 2016 without prior approval. ONLAC declared and paid dividends to ONLIC of $29,000, $31,000 and $31,000 in 2015, 2014 and 2013, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2015.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2016 without prior approval of the New York Department of Insurance. No dividends were declared or paid by NSLAC in 2015, 2014 and 2013.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. Dividends of $10,000 and $5,000 were paid by MONT to ONLIC in 2015 and 2014, respectively. No dividends were declared or paid by MONT to ONLIC in 2013. No dividends were declared or paid by KENW to ONLIC in 2015, 2014 or 2013.

(19)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $25,410 and $36,330 as of December 31, 2015 and 2014, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

92

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(20)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $2,971, $3,071 and $3,188 during 2015, 2014 and 2013, respectively. The lease on the home office building constitutes 97% of the future minimum operating lease payments.

The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2015 are:

	Operating	Capital
2016	$2,881	99
2017	2,881	74
2018	2,826	—
2019	2,704	—
2020	2,704	—
After 2020	2,704	—

Total minimum lease payments	$16,700	173

Less interest on capital leases		(26)

Liability for capitalized leases		$147

93

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$83,175	$92,015	$92,015
Obligations of states and political subdivisions	823,466	849,355	849,355
Corporate securities	4,154,645	4,311,847	4,311,847
Asset-backed securities	725,334	741,248	741,248
Mortgage-backed securities	1,137,392	1,160,179	1,160,179

Total fixed maturity available-for-sale securities	6,924,012	7,154,644	7,154,644

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,508	38,125	38,125
Nonredeemable preferred stocks	49,903	51,524	51,524

Total equity securities available-for-sale	85,411	89,649	89,649

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	8,213	8,971	8,213
Obligations of states and political subdivisions	1,610	1,944	1,610
Debt securities issued by foreign governments	1,000	1,038	1,000
Corporate securities	1,203,015	1,242,266	1,203,015
Asset-backed securities	3,708	3,824	3,708

Total fixed maturity held-to-maturity securities	1,217,546	1,258,043	1,217,546

Trading securities:
Bonds:
Obligations of states and political subdivisions	—	—	—
Corporate securities	2,151	2,298	2,298
Asset-backed securities	168	174	174
Mortgage-backed securities	14	14	14

Total fixed maturity trading securities	2,333	2,486	2,486

Equity
Seed money	1	1	1

Total trading securities	2,334	2,487	2,487

Mortgage loans on real estate, net	1,174,586		1,171,297	[1]

Real estate, net:
Investment properties	27,817		26,730

Total real estate, net	27,817		26,730	[2]

Policy loans	500,197		500,197
Other long-term investments	59,951		39,789	[3]
Short-term investments securities lending collateral	190,157		190,157
Short-term investments	38,870		38,870

Total investments	$10,220,881		10,431,366

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2015:
Individual life insurance	$752,830	6,188,647			479,730
Pension and annuities	747,703	2,802,060			9,665
Other insurance	14,846	1,981,821			16,336
Corporate	—	—			—

Total	$1,515,379	10,972,528			505,731

2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and annuities	631,562	3,141,496			20,141
Other insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2015:
Individual life insurance	$302,355	714,475	85,065	111,578
Pension and annuities	155,383	45,076	134,059	228,447
Other insurance	8,523	17,782	1,401	8,407
Corporate	(4,043)	43,514	(68,778)	26,972

Total	$462,218	820,847	151,747	375,404

2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and annuities	179,036	106,630	65,013	177,965
Other insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2015:
Life insurance in force	$171,770,015	77,182,791	63,562	94,650,786	0.1%
Premiums:
Life insurance	669,647	191,226	1,309	479,730	0.3%
Pension and annuities	9,665	—	—	9,665	—%
Accident and health insurance	33,846	18,074	564	16,336	3.5%

Total	$713,158	209,300	1,873	505,731	0.4%

2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2015:
Valuation allowances – mortgage loans on real estate	$3,816	(527)	—	—	3,289
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 6, 2016.

Statements of Assets and Contract Owners’ Equity, December 31, 2015.

Statements of Operations for the Period Ended December 31, 2015.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2015 and 2014.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 26, 2016.

Consolidated Balance Sheets, December 31, 2015 and 2014.

Consolidated Statements of Income for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2015, 2014 and 2013.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013.

Notes to Consolidated Financial Statements, December 31, 2015, 2014, and 2013.

Financial Statement Schedules, December 31, 2015, 2014 and 2013.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-2, was filed as Exhibit 99(4)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164070) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(f) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(i) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(o) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(p) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(q) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(s) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(v) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(y) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(z) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(aa) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(bb) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(cc) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(dd) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(ee) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(ff) Variable Deferred Annuity Contract, Form ICC16-VA-2, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(gg) Nursing Home Waiver, Form ICC16-NHW-1, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(hh) Fixed Accumulation Account Rider, Form ICC16-FAA-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(4)(ii) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(5)(b) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Reinsurance Agreement between The Ohio National Life Insurance Company and CGT Insurance Company, LTD., as amended, was filed as Exhibit 99(7)(c) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(b) Reinsurance Credit Trust Agreement by and among CGT Insurance Company, LTD., The Ohio National Life Insurance Company and US Bank National Association, was filed as Exhibit 99(7)(d) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(c) Guaranty Agreement between Wells Fargo & Company and The Ohio National Life Insurance Company, was filed as Exhibit 99(7)(e) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9).

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10).

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Available Portfolio Choices, Managed Volatility Portfolio, and Dynamic Asset Allocation Models including Models effective October 1, 2015 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business
Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Retirement Plans Strategic Business
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Thomas Bruns*	Vice President, Corporate Actuarial Financial Reporting
Philip C. Byrde*	Vice President, Fixed Income Securities
Christopher J. Calabro*	Senior Vice President, Career Agency Distribution
Joseph A. Campanella 6179 Paderborne Drive Hudson, OH 44236	Director
Christopher A. Carlson*	Director, Vice Chairman, Strategic Businesses
Robert W. Conway*	Divisional Vice President, Builder General Agent Recruiting
H. Douglas Cooke, III*	Executive Vice President, Life Insurance Strategic Business
Rocky Coppola*	Senior Vice President and Controller
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Individual Annuity Operations
John A. DelPozzo*	Senior Vice President, PGA Distribution
Michael J. DeWeirdt*	Senior Vice President, Annuities Strategic Business
Ronald J. Dolan*	Director, Vice Chairman
Richard J. Dowdle*	Vice President, Institutional Sales
Anthony W. Dunn*	Vice President, Internal Audit
Scott E. Durkee*	Vice President, ONFlight

J. Keith Dwyer*	Chief Compliance Officer, Separate Accounts
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary
Joseph Kent Garrett*	Vice President, Financial Risk Management
Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President and Chief Investment Officer
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
Robert K. Gongwer*	Vice President, Taxes
Martin T. Griffin*	Senior Vice President, Institutional Sales
Diane S. Hagenbuch*	Senior Vice President, Marketing
Kristal E. Hambrick*	Executive Vice President & Chief Product Officer
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
Ronald G. Heibert*	Senior Vice President
Melinda G. Hubbard*	Vice President, Insurance Operations Support
Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer
Danielle D. Ivory*	Vice President, New Business & Policyowner Services
David A. Jacoby*	Senior Vice President, Finance
Pamela Kalkhoff*	Vice President, Agency Development
Kush V. Kotecha*	Senior Vice President, Chief Corporate Actuary & Valuation Actuary
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division
Lori A. Landrum*	Vice President & Counsel
Charles Lanigan*	Senior Vice President, Disability Income Strategic Business Unit Head
Amy S. Leach*	Vice President, DI Sales Support & BOLI
John M. Lennon*	Senior Vice President, Retirement Plans Strategic Business Leader
Jennifer Marquino*	Vice President & Head of Valuation

Elizabeth F. Martini*	Vice President & Counsel
Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations and President & Chief Executive Officer, ONESCO
William J. McFadden*	Senior PGA Divisional Vice President, Regional Development
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management
Traci Nelson*	Vice President & Program Manager
Jeffrey K. Oehler*	Vice President, Information Technology
David M. Orfalea*	Divisional Vice President, Northeast Division
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
Bradley Owens*	Tax Officer
Doris L. Paul*	Vice President & Treasurer
John R. Philips 651 Country Lane Glencoe, IL 60022	Director
William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer
Gary R. Rodmaker*	Vice President, Investments
Gregory Rooney*	Vice President, Financial Planning and Analysis
Therese R. Rothenberger*	Divisional Vice President, Southeast Division
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Michael J. Slattery*	Vice President, Information Systems & Technology Officer
James C. Smith*	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears*	Vice President & Chief Underwriting Officer
Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Paul A. Staines 550 West Cypress Creek Road, Suite 370	Vice President Finance, Latin America

Fort Lauderdale, FL 33309
Jonathan F. Starrett*	Vice President, Financial Reporting
Laurens N. Sullivan, Jr.*	Vice President, Institutional Sales
Annette M. Teders*	Vice President, Private Placements
Barbara A. Turner*	Executive Vice President & Chief Administrative Officer
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G Varland*	Vice President, Enterprise Risk Management
Nicholas A. Vision*	Tax Officer
Michael C. Vogel*	Vice President, Information Technology
James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Nancy Westbrock*	Vice President, ONESCO Operations
Peter Whipple*	Senior Vice President & Illustration Actuary
V. Renee Wooton*	Vice President, Retirement Plan Services

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc.	Ohio	100%

(aviation)
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do

Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of September 30, 2016, the Registrant had 50,282 non-qualified contracts and 97,634 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director, President & Chief Executive Officer
Thomas A. Barefield	Director and Executive Vice President
Martin T. Griffin	Director and Senior Vice President
Thomas J. DeGaetano	Vice President, Operations
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$115,036,511	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 29th day of December, 2016.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President, Annuities Strategic Business

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 29th day of December, 2016.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President, Annuities Strategic Business

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	December 29, 2016
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	December 29, 2016
*/s/ Jack E. Brown Jack E. Brown	Director	December 29, 2016
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	December 29, 2016
*/s/ Christopher A. Carlson Christopher A. Carlson	Director	December 29, 2016
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	December 29, 2016
John W. Hayden	Director	December 29, 2016
James F. Orr	Director	December 29, 2016
*/s/ John R. Phillips John R. Phillips	Director	December 29, 2016
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	December 29, 2016
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	December 29, 2016
*/s/ James C. Votruba James C. Votruba	Director	December 29, 2016

*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	December 29, 2016

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney